UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22696

Victory Portfolios II
 (Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor
Brooklyn, OH 44144
(Address of principal executive offices) (Zip code)

Christopher K. Dyer
4900 Tiedeman Road
Brooklyn, OH 44144
 (Name and address of agent for service)

(216) 898-2411
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

Victory CEMP US 500 Volatility Wtd Index ETF
Schedule of Investments
March 31, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 2.8%
B/E Aerospace, Inc.	2,303	$118,973
General Dynamics Corporation	1,224	189,916
Huntington Ingalls Industries, Inc.	1,059	162,472
Lockheed Martin Corporation	986	236,364
Northrop Grumman Corporation	1,054	225,503
Orbital ATK, Inc.	1,209	92,162
Raytheon Company	1,481	201,609
Rockwell Collins, Inc.	2,018	170,198
Spirit AeroSystems Holdings, Inc. - Class A (a)	2,552	113,666
Textron, Inc.	2,791	110,942
TransDigm Group, Inc. (a)	400	115,648
United Technologies Corporation	1,826	185,522
		1,922,975
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	2,605	183,548
Expeditors International of Washington, Inc.	3,766	194,025
United Parcel Service, Inc. - Class B	2,323	254,043
		631,616
Airlines - 0.8%
Alaska Air Group, Inc.	1,559	102,676
American Airlines Group, Inc.	2,244	82,153
Delta Air Lines, Inc.	2,589	101,903
JetBlue Airways Corporation (a)	5,503	94,872
Southwest Airlines Company	2,804	109,047
United Continental Holdings, Inc. (a)	1,523	79,912
		570,563
Auto Components - 0.7%
BorgWarner, Inc.	2,375	83,553
Gentex Corporation	7,472	131,208
Johnson Controls International PLC	2,821	131,238
Lear Corporation	914	110,795
		456,794
Automobiles - 0.7%
Ford Motor Company	9,576	115,582
General Motors Company	4,383	139,248
Harley-Davidson, Inc.	1,655	87,037
Thor Industries, Inc.	1,609	136,282
		478,149
Banks - 4.3%
Bank of America Corporation	6,331	99,080
Bank of the Ozarks, Inc.	2,487	95,501
BB&T Corporation	3,613	136,282
BOK Financial Corporation	1,468	101,248
CIT Group, Inc.	2,761	100,224
Citigroup, Inc.	2,034	96,066

Citizens Financial Group, Inc.	4,058	100,273
Comerica, Inc.	2,058	97,385
Commerce Bancshares, Inc.	3,049	150,194
Cullen/Frost Bankers, Inc.	1,258	90,501
East West Bancorp, Inc.	2,646	97,135
Fifth Third Bancorp	5,114	104,632
First Republic Bank	1,586	122,296
Huntington Bancshares, Inc.	10,525	103,776
JPMorgan Chase & Company	1,898	126,388
KeyCorp	9,266	112,767
M&T Bank Corporation	1,110	128,871
PacWest Bancorp	2,328	99,894
People's United Financial, Inc.	8,627	136,479
PNC Financial Services Group, Inc.	1,639	147,658
Regions Financial Corporation	9,612	94,870
Signature Bank (a)	908	107,553
SunTrust Banks, Inc.	2,531	110,858
SVB Financial Group (a)	694	76,715
U.S. Bancorp	3,497	149,986
Wells Fargo & Company	3,020	133,726
Zions Bancorporation	3,153	97,806
		3,018,164
Beverages - 1.9%
Brown-Forman Corporation - Class B	3,802	180,367
Constellation Brands, Inc. - Class A	926	154,170
Dr Pepper Snapple Group, Inc.	2,180	199,056
Molson Coors Brewing Company - Class B	1,495	164,151
Monster Beverage Corporation (a)	822	120,678
PepsiCo, Inc.	2,477	269,423
The Coca-Cola Company	5,564	235,468
		1,323,313
Biotechnology - 0.9%
AbbVie, Inc.	1,902	119,959
Amgen, Inc.	891	148,628
Biogen, Inc. (a)	294	92,031
Gilead Sciences, Inc.	1,484	117,414
Regeneron Pharmaceuticals, Inc. (a)	217	87,238
United Therapeutics Corporation (a)	742	87,616
		652,886
Building Products - 1.0%
AO Smith Corporation	1,398	138,108
Fortune Brands Home & Security, Inc.	2,455	142,636
Lennox International, Inc.	1,116	175,245
Masco Corporation	3,731	128,011
Owens Corning	2,603	138,974
		722,974
Capital Markets - 4.6%
Affiliated Managers Group, Inc. (a)	605	87,544
Ameriprise Financial, Inc.	1,053	105,058
BlackRock, Inc.	338	122,511
CBOE Holdings, Inc.	2,756	178,727
Charles Schwab Corporation	2,926	92,374

CME Group, Inc.	1,604	167,650
Eaton Vance Corporation	3,025	118,126
FactSet Research Systems, Inc.	869	140,865
Franklin Resources, Inc.	3,081	109,591
Interactive Brokers Group, Inc.	3,084	108,773
Intercontinental Exchange, Inc.	518	139,528
Invesco Ltd.	2,938	91,871
MarketAxess Holdings, Inc.	787	130,319
Moody's Corporation	1,130	122,356
Morgan Stanley	3,024	96,949
MSCI, Inc.	1,988	166,873
Nasdaq, Inc.	2,363	159,597
Northern Trust Corporation	1,691	114,971
Raymond James Financial, Inc.	1,748	101,751
S&P Global, Inc.	1,038	131,369
SEI Investments Company	2,039	92,999
State Street Corporation	1,430	99,571
T. Rowe Price Group, Inc.	2,123	141,180
TD Ameritrade Holding Corporation	3,198	112,698
The Bank of New York Mellon Corporation	3,028	120,757
The Goldman Sachs Group, Inc.	727	117,243
		3,171,251
Chemicals - 2.5%
Axalta Coating Systems Ltd. (a)	4,085	115,483
CF Industries Holdings, Inc.	2,489	60,607
Eastman Chemical Company	1,890	127,915
Ecolab, Inc.	1,235	150,324
Huntsman Corporation	3,740	60,850
International Flavors & Fragrances, Inc.	939	134,249
LyondellBasell Industries NV - Class A	1,337	107,842
NewMarket Corporation	332	142,534
PPG Industries, Inc.	1,390	143,670
Praxair, Inc.	1,448	174,962
RPM International, Inc.	2,951	158,528
The Dow Chemical Company	2,796	144,917
The Sherwin-Williams Company	529	146,353
Westlake Chemical Corporation	1,619	86,617
		1,754,851
Commercial Services & Supplies - 1.7%
Cintas Corporation	1,410	158,766
Copart, Inc. (a)	2,943	157,627
KAR Auction Services, Inc.	3,519	151,880
Republic Services, Inc.	4,559	230,002
Rollins, Inc.	5,254	153,837
Stericycle, Inc. (a)	1,027	82,304
Waste Management, Inc.	3,952	251,979
		1,186,395
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	965	82,102
Brocade Communications Systems, Inc.	8,689	80,200
Cisco Systems, Inc.	4,531	143,723
F5 Networks, Inc. (a)	996	124,141

Juniper Networks, Inc.	4,261	102,520
Motorola Solutions, Inc.	2,057	156,908
Ubiquiti Networks, Inc. (a)	1,934	103,469
		793,063
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	2,545	131,627
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	651	116,601
Vulcan Materials Company	1,195	135,907
		252,508
Consumer Finance - 0.9%
American Express Company	2,019	129,297
Capital One Financial Corporation	1,593	114,425
Discover Financial Services	2,265	128,086
Navient Corporation	5,475	79,223
Santander Consumer USA Holdings, Inc. (a)	4,809	58,477
Synchrony Financial	3,845	107,660
		617,168
Containers & Packaging - 2.0%
AptarGroup, Inc.	2,341	181,217
Avery Dennison Corporation	1,926	149,823
Bemis Company, Inc.	3,210	163,742
Berry Plastics Group, Inc. (a)	2,455	107,652
Crown Holdings, Inc. (a)	2,667	152,259
Graphic Packaging Holding Company	8,442	118,104
International Paper Company	2,474	118,702
Packaging Corporation of America	1,327	107,832
Sealed Air Corporation	2,452	112,351
Sonoco Products Company	3,249	171,645
		1,383,327
Distributors - 0.7%
Genuine Parts Company	1,838	184,627
LKQ Corporation (a)	3,406	120,777
Pool Corporation	1,810	171,081
		476,485
Diversified Consumer Services - 0.4%
Service Corporation International	5,757	152,791
ServiceMaster Global Holdings, Inc. (a)	3,141	105,789
		258,580
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. - Class B (a)	1,594	230,285
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	6,452	262,016
CenturyLink, Inc.	3,973	108,979
Verizon Communications, Inc.	4,070	211,559
		582,554
Electric Utilities - 3.4%
Alliant Energy Corporation	5,178	198,369
American Electric Power Company, Inc.	3,098	198,922
Duke Energy Corporation	2,596	207,784
Eversource Energy	3,865	209,406
Exelon Corporation	4,900	163,121

NextEra Energy, Inc.	1,773	216,873
OGE Energy Corporation	4,823	152,503
PG&E Corporation	3,422	209,324
Pinnacle West Capital Corporation	2,696	204,869
PPL Corporation	5,494	189,928
Southern Company	4,472	229,414
Xcel Energy, Inc.	5,140	211,460
		2,391,973
Electrical Equipment - 1.4%
Acuity Brands, Inc.	386	102,136
AMETEK, Inc.	3,275	156,480
Eaton Corporation PLC	2,059	135,297
Emerson Electric Company	2,748	149,793
Hubbell, Inc.	1,613	173,785
Rockwell Automation, Inc.	1,263	154,515
Sensata Technologies Holding NV (a)	2,508	97,260
		969,266
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corporation - Class A	3,072	199,434
Arrow Electronics, Inc. (a)	1,848	118,217
Avnet, Inc.	3,379	138,742
CDW Corporation	3,120	142,678
Cognex Corporation	1,910	100,963
Dolby Laboratories, Inc.	2,447	132,848
Flex Ltd. (a)	9,366	127,565
FLIR Systems, Inc.	4,415	138,719
IPG Photonics Corporation (a)	1,181	97,255
Keysight Technologies, Inc. (a)	3,666	116,175
SYNNEX Corporation	1,122	128,031
Trimble Navigation Ltd. (a)	3,988	113,897
		1,554,524
Energy Equipment & Services - 0.1%
FMC Technologies, Inc. (a)	3,080	91,384
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	1,011	121,472
Costco Wholesale Corporation	1,233	188,045
CVS Health Corporation	2,101	186,968
Sysco Corporation	3,720	182,317
The Kroger Company	4,327	128,425
Walgreens Boots Alliance, Inc.	1,908	153,823
Wal-Mart Stores, Inc.	2,359	170,131
Whole Foods Market, Inc.	4,128	117,029
		1,248,210
Food Products - 2.8%
Archer-Daniels-Midland Company	2,605	109,853
Blue Buffalo Pet Products, Inc. (a)	3,201	76,056
Bunge Ltd.	1,455	86,180
Campbell Soup Company	2,998	163,991
General Mills, Inc.	3,198	204,288
Hormel Foods Corporation	3,622	137,382
Ingredion, Inc.	1,095	145,701
McCormick & Company, Inc.	2,047	204,536

Mead Johnson Nutrition Company	1,614	127,522
Pilgrim's Pride Corporation	4,625	97,680
Pinnacle Foods, Inc.	3,260	163,554
The Hershey Company	1,215	116,154
The J.M. Smucker Company	1,178	159,666
Tyson Foods, Inc. - Class A	1,935	144,486
		1,937,049
Gas Utilities - 0.3%
Atmos Energy Corporation	2,743	204,271
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	3,210	135,751
ABIOMED, Inc. (a)	747	96,049
Align Technology, Inc. (a)	1,167	109,406
Becton, Dickinson and Company	1,103	198,242
Danaher Corporation	2,980	233,602
DENTSPLY SIRONA, Inc.	2,677	159,094
Edwards Lifesciences Corporation (a)	890	107,298
Hologic, Inc. (a)	3,116	120,994
IDEXX Laboratories, Inc. (a)	1,137	128,174
Intuitive Surgical, Inc. (a)	246	178,308
ResMed, Inc. (a)	2,179	141,178
Stryker Corporation	1,832	213,263
Teleflex, Inc.	931	156,455
The Cooper Companies, Inc.	858	153,805
Varian Medical Systems, Inc. (a)	1,762	175,372
West Pharmaceutical Services, Inc.	1,927	143,562
		2,450,553
Health Care Providers & Services - 3.8%
Acadia Healthcare Company, Inc. (a)	1,590	78,784
Aetna, Inc.	1,161	134,037
AmerisourceBergen Corporation	1,728	139,588
Anthem, Inc.	1,055	132,202
Cardinal Health, Inc.	1,717	133,411
Cigna Corporation	984	128,235
Express Scripts Holdings Company (a)	2,052	144,728
HCA Holdings, Inc. (a)	1,894	143,243
Henry Schein, Inc. (a)	949	154,668
Humana, Inc.	657	116,217
Laboratory Corporation of America Holdings (a)	1,283	176,387
McKesson Corporation	639	106,553
MEDNAX, Inc. (a)	2,067	136,939
Patterson Companies, Inc.	3,214	147,651
Quest Diagnostics, Inc.	2,265	191,687
UnitedHealth Group, Inc.	1,461	204,540
Universal Health Services, Inc. - Class B	1,073	132,215
VCA, Inc. - Class A (a)	1,768	123,725
WellCare Health Plans, Inc. (a)	971	113,694
		2,638,504
Health Care Technology - 0.3%
Cerner Corporation (a)	2,000	123,500
Veeva Systems, Inc. (a)	2,469	101,920
		225,420

Hotels, Restaurants & Leisure - 2.9%
Aramark	4,388	166,876
Carnival Corporation	2,586	126,249
Darden Restaurants, Inc.	2,584	158,451
Domino's Pizza, Inc.	812	123,302
Hilton Worldwide Holdings, Inc.	4,792	109,881
Hyatt Hotels Corporation - Class A (a)	2,043	100,556
Las Vegas Sands Corporation	1,716	98,739
Marriott International, Inc. - Class A	1,797	120,992
McDonald's Corporation	1,815	209,378
Norwegian Cruise Line Holdings Ltd. (a)	2,265	85,391
Panera Bread Company - Class A (a)	684	133,188
Royal Caribbean Cruises Ltd.	1,174	87,991
Starbucks Corporation	2,777	150,347
Wyndham Worldwide Corporation	1,697	114,259
Wynn Resorts Ltd.	707	68,876
Yum! Brands, Inc.	1,719	156,102
		2,010,578
Household Durables - 1.9%
CalAtlantic Group, Inc.	2,765	92,461
D.R. Horton, Inc.	3,739	112,918
Harman International Industries, Inc.	878	74,147
Leggett & Platt, Inc.	3,241	147,725
Lennar Corporation - Class A	2,766	117,112
Mohawk Industries, Inc. (a)	652	130,622
Newell Rubbermaid, Inc.	2,214	116,589
NVR, Inc. (a)	105	172,186
PulteGroup, Inc.	5,647	113,166
Toll Brothers, Inc. (a)	3,417	102,032
Whirlpool Corporation	699	113,350
		1,292,308
Household Products - 1.5%
Church & Dwight Company, Inc.	3,984	190,913
Kimberly-Clark Corporation	1,684	212,420
Procter & Gamble Company	2,927	262,698
Spectrum Brands Holdings, Inc.	1,126	155,039
The Clorox Company	1,669	208,926
		1,029,996
Industrial Conglomerates - 1.1%
3M Company	1,259	221,874
Carlisle Companies, Inc.	1,587	162,779
Honeywell International, Inc.	1,758	204,965
Roper Technologies, Inc.	860	156,924
		746,542
Insurance - 5.8%
Aflac, Inc.	2,772	199,224
Alleghany Corporation (a)	352	184,807
American Financial Group, Inc.	2,721	204,075
AmTrust Financial Services, Inc.	4,552	122,130
Arthur J Gallagher & Company	3,798	193,204
Brown & Brown, Inc.	5,113	192,811
Cincinnati Financial Corporation	2,676	201,824

Erie Indemnity Company - Class A	1,704	173,927
First American Financial Corporation	3,468	136,223
Hartford Financial Services Group, Inc.	3,189	136,553
Lincoln National Corporation	1,729	81,228
Markel Corporation (a)	201	186,683
Marsh & McLennan Companies, Inc.	3,322	223,404
MetLife, Inc.	2,182	96,946
Old Republic International Corporation	10,874	191,600
Principal Financial Group, Inc.	2,154	110,953
Progressive Corporation	6,307	198,671
Prudential Financial, Inc.	1,333	108,839
Reinsurance Group of America, Inc.	1,571	169,574
The Allstate Corporation	3,273	226,426
The Travelers Companies, Inc.	1,706	195,422
Torchmark Corporation	2,592	165,603
Unum Group	3,092	109,179
W.R. Berkley Corporation	3,356	193,843
		4,003,149
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	137	114,711
Netflix, Inc. (a)	756	74,504
The Priceline Group, Inc. (a)	71	104,476
TripAdvisor, Inc. (a)	1,388	87,694
		381,385
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	1,463	77,524
Alphabet, Inc. - Class A (a)	196	157,596
eBay, Inc. (a)	3,308	108,833
Facebook, Inc. - Class A (a)	867	111,210
VeriSign, Inc. (a)	1,803	141,067
		596,230
IT Services - 5.1%
Alliance Data Systems Corporation (a)	396	84,954
Amdocs Ltd.	3,159	182,748
Automatic Data Processing, Inc.	2,148	189,454
Black Knight Financial Services, Inc. (a)	2,884	117,956
Booz Allen Hamilton Holding Corporation	5,231	165,352
Broadridge Financial Solutions, Inc.	2,669	180,932
Cognizant Technology Solutions Corporation - Class A (a)	2,138	102,004
Fidelity National Information Services, Inc.	1,943	149,669
Fiserv, Inc. (a)	1,791	178,151
FleetCor Technologies, Inc. (a)	691	120,047
Gartner, Inc. (a)	1,738	153,726
Genpact Ltd. (a)	6,953	166,524
Global Payments, Inc.	1,410	108,232
International Business Machines Corporation	993	157,738
Jack Henry & Associates, Inc.	2,254	192,830
Leidos Holdings, Inc.	1,738	75,221
MasterCard, Inc. - Class A	1,562	158,965
Paychex, Inc.	2,941	170,196
PayPal Holdings, Inc. (a)	3,058	125,286
Sabre Corporation	4,369	123,118

The Western Union Company	6,735	140,223
Total System Services, Inc.	2,116	99,769
Vantiv, Inc. - Class A (a)	2,490	140,112
Visa, Inc. - Class A	1,803	149,108
WEX, Inc. (a)	893	96,524
		3,528,839
Leisure Products - 0.3%
Hasbro, Inc.	1,794	142,318
Polaris Industries, Inc.	1,137	88,049
		230,367
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	3,064	144,284
Bio-Rad Laboratories, Inc. (a)	1,111	181,993
Illumina, Inc. (a)	408	74,117
Mettler-Toledo International, Inc. (a)	384	161,215
PerkinElmer, Inc.	2,411	135,281
Quintiles Transnational Holdings, Inc. (a)	1,912	154,987
Thermo Fisher Scientific, Inc.	1,078	171,466
Waters Corporation (a)	1,063	168,475
		1,191,818
Machinery - 3.5%
Allison Transmission Holdings, Inc.	5,004	143,515
Cummins, Inc.	1,064	136,352
Deere & Company	1,455	124,184
Donaldson Company, Inc.	3,675	137,188
Dover Corporation	1,827	134,540
Flowserve Corporation	2,192	105,742
IDEX Corporation	1,917	179,374
Illinois Tool Works, Inc.	1,640	196,538
Ingersoll-Rand PLC	2,072	140,772
Middleby Corporation (a)	925	114,348
Nordson Corporation	1,064	106,006
Parker-Hannifin Corporation	1,153	144,736
Snap-on, Inc.	1,005	152,720
Stanley Black & Decker, Inc.	1,319	162,211
The Toro Company	3,384	158,506
Wabtec Corporation	1,550	126,557
Xylem, Inc.	3,622	189,974
		2,453,263
Media - 2.7%
CBS Corporation - Class B	2,473	135,372
Cinemark Holdings, Inc.	3,442	131,760
Comcast Corporation - Class A	2,950	195,703
Discovery Communications, Inc. (a)	4,193	112,876
Omnicom Group, Inc.	2,050	174,250
Scripps Networks Interactive, Inc. - Class A	1,977	125,520
Sirius XM Holdings, Inc. (a)	41,009	171,007
TEGNA, Inc.	5,315	116,186
The Interpublic Group of Companies. Inc.	6,763	151,153
The Walt Disney Company	1,954	181,448
Time Warner, Inc.	1,879	149,587
Twenty-First Century Fox, Inc. - Class A	5,876	142,317

Viacom, Inc.	1,693	64,503
		1,851,682
Metals & Mining - 0.2%
Reliance Steel & Aluminum Company	1,691	121,803
Multiline Retail - 0.9%
Dollar General Corporation	1,429	100,016
Dollar Tree, Inc. (a)	1,403	110,739
Kohl's Corporation	1,692	74,025
Macy's, Inc.	2,297	85,104
Nordstrom, Inc.	1,697	88,040
Target Corporation	2,045	140,450
		598,374
Multi-Utilities - 2.6%
Ameren Corporation	4,134	203,310
CMS Energy Corporation	5,008	210,386
Consolidated Edison, Inc.	2,674	201,352
Dominion Resources, Inc.	2,881	213,972
DTE Energy Company	2,236	209,446
Public Service Enterprise Group, Inc.	4,689	196,329
SCANA Corporation	2,920	211,320
Sempra Energy	1,764	189,083
WEC Energy Group, Inc.	3,359	201,137
		1,836,335
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Partners LP Holdings LLC	4,509	102,535
Exxon Mobil Corporation	1,902	166,007
Marathon Petroleum Corporation	1,692	68,678
ONEOK, Inc.	1,334	68,554
Phillips 66	1,618	130,330
Plains GP Holdings LP - Class A	3,781	48,926
Tesoro Corporation	1,006	80,037
Valero Energy Corporation	1,703	90,259
		755,326
Personal Products - 0.3%
Estee Lauder Companies, Inc.	2,022	179,068
Pharmaceuticals - 1.5%
Eli Lilly and Company	2,022	162,286
Johnson & Johnson	2,166	255,870
Mallinckrodt PLC (a)	860	60,011
Merck & Company, Inc.	2,667	166,447
Mylan NV (a)	1,969	75,058
Pfizer, Inc.	5,651	191,399
Zoetis, Inc.	2,954	153,638
		1,064,709
Professional Services - 1.2%
Dun & Bradstreet Corporation	961	131,292
Equifax, Inc.	1,203	161,900
ManpowerGroup, Inc.	1,376	99,430
Nielsen Holdings PLC	3,537	189,477
Robert Half International, Inc.	2,538	96,088
Verisk Analytics, Inc. (a)	2,112	171,663
		849,850

Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A (a)	3,045	85,199
Jones Lang LaSalle, Inc.	674	76,694
The Howard Hughes Corporation (a)	889	101,791
		263,684
Road & Rail - 1.3%
AMERCO	356	115,426
CSX Corporation	4,374	133,407
JB Hunt Transport Services, Inc.	1,966	159,521
Kansas City Southern	1,305	121,783
Norfolk Southern Corporation	1,273	123,557
Old Dominion Freight Line, Inc. (a)	1,728	118,558
Union Pacific Corporation	1,443	140,736
		912,988
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	2,368	152,618
Applied Materials, Inc.	3,520	106,128
Intel Corporation	3,979	150,207
Lam Research Corporation	1,302	123,312
NVIDIA Corporation	1,594	109,221
ON Semiconductor Corporation (a)	8,065	99,361
QUALCOMM, Inc.	1,882	128,917
Skyworks Solutions, Inc.	1,142	86,952
Texas Instruments, Inc.	2,193	153,905
Xilinx, Inc.	2,488	135,198
		1,245,819
Software - 3.0%
Activision Blizzard, Inc.	2,343	103,795
Adobe Systems, Inc. (a)	1,275	138,388
ANSYS, Inc. (a)	1,578	146,139
CA, Inc.	4,894	161,894
Cadence Design Systems, Inc. (a)	5,856	149,504
CDK Global, Inc.	2,482	142,367
Citrix Systems, Inc. (a)	1,346	114,706
Dell Technologies Inc - VMware, Inc. (a)	1	37
Manhattan Associates, Inc. (a)	1,445	83,261
Microsoft Corporation	2,415	139,104
Oracle Corporation	4,229	166,115
Red Hat, Inc. (a)	1,689	136,522
Symantec Corporation	3,874	97,237
Synopsys, Inc. (a)	3,221	191,166
Tyler Technologies, Inc. (a)	576	98,628
Ultimate Software Group, Inc. (a)	512	104,648
VMware, Inc. - Class A (a)	1,428	104,744
		2,078,255
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	913	136,146
AutoNation, Inc. (a)	1,987	96,787
AutoZone, Inc. (a)	250	192,085
Bed Bath & Beyond, Inc.	2,838	122,346
Best Buy Company, Inc.	2,270	86,669
Burlington Stores, Inc. (a)	1,217	98,601

CarMax, Inc. (a)	1,560	83,226
Dick's Sporting Goods, Inc.	1,785	101,245
Foot Locker, Inc.	1,785	120,880
L Brands, Inc.	1,467	103,820
Lowe's Companies, Inc.	2,071	149,547
Michaels Companies, Inc. (a)	4,206	101,659
O'Reilly Automotive, Inc. (a)	563	157,702
Ross Stores, Inc.	2,407	154,770
Signet Jewelers Ltd.	1,010	75,275
The Gap, Inc.	3,266	72,636
The Home Depot, Inc.	1,369	176,163
The TJX Companies, Inc.	2,179	162,946
Tiffany & Company	1,773	128,773
Tractor Supply Company	1,788	120,422
Ulta Salon, Cosmetics & Fragrances, Inc. (a)	427	101,617
Urban Outfitters, Inc. (a)	2,263	78,119
Williams-Sonoma, Inc.	1,867	95,366
		2,716,800
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	1,253	141,652
HP, Inc.	7,072	109,828
		251,480
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	1,224	106,133
Coach, Inc.	2,939	107,450
Hanesbrands, Inc.	3,631	91,683
NIKE, Inc. - Class B	2,495	131,362
PVH Corporation	888	98,124
VF Corporation	2,131	119,442
		654,194
Thrifts & Mortgage Finance - 0.3%
TFS Financial Corporation	10,184	181,377
Tobacco - 0.9%
Altria Group, Inc.	3,621	228,956
Philip Morris International, Inc.	2,253	219,037
Reynolds American, Inc.	3,714	175,115
		623,108
Trading Companies & Distributors - 1.0%
Fastenal Company	3,335	139,337
MSC Industrial Direct Company, Inc.	2,242	164,585
United Rentals, Inc. (a)	821	64,440
W.W. Grainger, Inc.	717	161,210
Watsco, Inc.	1,138	160,344
		689,916
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Company LLC	1,394	116,037
Water Utilities - 0.5%
American Water Works Company, Inc.	2,326	174,078
Aqua America, Inc.	6,247	190,408
		364,486
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (a)	2,672	124,836
TOTAL COMMON STOCKS (Cost $67,674,973)		69,271,284

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.31% (b)	158,796	158,796
TOTAL SHORT-TERM INVESTMENTS (Cost $158,796)		158,796
TOTAL INVESTMENTS - 99.9% (Cost $67,833,769)		69,430,080
Other Assets in Excess of Liabilities - 0.1%		50,921
NET ASSETS - 100.0%		$69,481,001

(a) Non-income producing security.
(b) Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:
Cost of investments	$67,833,769
Gross unrealized appreciation	2,425,333
Gross unrealized depreciation	(829,022)
Net unrealized appreciation	$1,596,311

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Victory CEMP US 500 Volatility Wtd Index ETF
Schedule of Open Futures Contracts
September 30, 2016 (Unaudited)

Number of Contracts Purchased	Description	Notional Value	Unrealized Appreciation
2	S&P 500 E-Mini Future, December 2016	$216,040	$994
			$994

Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF
Schedule of Investments
September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 1.3%
AAR Corporation	1,953	$61,168
Astronics Corporation (a)	918	41,356
DigitalGlobe, Inc. (a)	1,688	46,420
Mercury Systems, Inc. (a)	2,552	62,703
Moog, Inc. - Class A (a)	924	55,015
National Presto Industries, Inc.	878	77,079
TASER International, Inc. (a)	2,052	58,708
		402,449
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	3,641	52,248
Echo Global Logistics, Inc. (a)	2,264	52,208
Hub Group, Inc. - Class A (a)	1,576	64,238
		168,694
Airlines - 0.6%
Allegiant Travel Company	405	53,488
Hawaiian Holdings, Inc. (a)	1,011	49,135
SkyWest, Inc.	1,603	42,335
Spirit Airlines, Inc. (a)	1,117	47,506
		192,464
Auto Components - 2.2%
American Axle & Manufacturing Holdings, Inc. (a)	2,151	37,040
Cooper Standard Holding, Inc. (a)	680	67,184
Cooper Tire & Rubber Company	1,741	66,193
Dorman Products, Inc. (a)	1,093	69,843
Drew Industries, Inc.	722	70,770
Fox Factory Holdings Corporation (a)	2,807	64,477
Gentherm, Inc. (a)	1,334	41,914
Metaldyne Performance Group, Inc.	2,789	44,206
Standard Motor Products, Inc.	1,176	56,166
Stoneridge, Inc. (a)	2,800	51,520
Superior Industries International, Inc.	2,146	62,577
Visteon Corporation	406	29,094
		660,984
Automobiles - 0.2%
Winnebago Industries, Inc.	2,595	61,164
Banks - 14.3%
1st Source Corporation	2,507	89,487
Ameris Bancorp	2,155	75,317
Associated Banc-Corp	3,515	68,859
Banc of California, Inc.	2,659	46,426
BancFirst Corporation	1,125	81,574
BancorpSouth, Inc.	2,652	61,526
Banner Corporation	1,665	72,827
BNC Bancorp	3,100	75,392
Boston Private Financial Holdings, Inc.	5,483	70,347
Capital Bank Financial Corporation	2,750	88,302
Cathay General Bancorp	2,276	70,055

Chemical Financial Corporation	1,908	84,200
Columbia Banking System, Inc.	2,136	69,890
Community Bank Systems, Inc.	1,809	87,031
CVB Financial Corporation	4,116	72,483
Eagle Bancorp, Inc. (a)	1,348	66,497
FCB Financial Holdings, Inc. (a)	1,848	71,019
First Busey Corporation	4,087	92,366
First Commonwealth Financial Corporation	7,216	72,809
First Financial Bancorp	3,734	81,551
First Financial Bankshares, Inc.	1,735	63,223
First Interstate BancSystem, Inc. - Class A	2,835	89,331
First Merchants Corporation	3,005	80,384
First Midwest Bancorp, Inc.	3,674	71,129
FNB Corporation	5,606	68,954
Fulton Financial Corporation	5,388	78,234
Glacier Bancorp, Inc.	2,453	69,960
Great Western Bancorp, Inc.	2,040	67,973
Hancock Holding Company	1,711	55,488
Heartland Financial USA, Inc.	1,666	60,093
Hilltop Holdings, Inc. (a)	2,652	59,564
Hope Bancorp, Inc.	3,981	69,150
IBERIABANK Corporation	882	59,200
Independent Bank Corporation	1,399	75,672
International Bancshares Corporation	2,149	63,997
Lakeland Financial Corporation	2,641	93,544
LegacyTexas Financial Group, Inc.	1,636	51,747
MB Financial, Inc.	1,838	69,918
NBT Bancorp, Inc.	2,655	87,270
Old National Bancorp	5,384	75,699
Opus Bank	1,644	58,148
Park National Corporation	746	71,616
Pinnacle Financial Partners, Inc.	1,181	63,868
Renasant Corporation	2,173	73,078
S&T Bancorp, Inc.	2,385	69,141
ServisFirst Bancshares, Inc.	1,256	65,199
Simmons First National Corporation - Class A	1,365	68,113
South State Corporation	1,031	77,366
Sterling Bancorp	4,232	74,060
TCF Financial Corporation	4,155	60,289
Texas Capital Bancshares, Inc. (a)	813	44,650
Tompkins Financial Corporation	1,005	76,792
Towne Bank	3,591	86,292
Trustmark Corporation	2,989	82,377
Union Bankshares Corporation	2,976	79,668
United Community Banks, Inc.	3,515	73,885
Valley National Bancorp	7,880	76,672
WesBanco, Inc.	2,909	95,648
Westamerica Bancorporation	1,566	79,678
Wintrust Financial Corporation	1,237	68,740
		4,353,768
Beverages - 0.4%
MGP Ingredients, Inc.	907	36,752
National Beverage Corporation (a)	1,000	44,050
The Boston Beer Company, Inc. - Class A (a)	278	43,162
		123,964

Biotechnology - 0.5%
Insys Therapeutics, Inc. (a)	1,693	19,961
MiMedx Group, Inc. (a)	6,080	52,166
Myriad Genetics, Inc. (a)	1,666	34,286
Repligen Corporation (a)	1,202	36,288
		142,701
Building Products - 2.6%
AAON, Inc.	2,228	64,211
American Woodmark Corporation (a)	548	44,152
Apogee Enterprises, Inc.	1,293	57,784
Continental Building Products, Inc. (a)	2,507	52,622
CSW Industrials, Inc. (a)	2,475	80,165
Gibraltar Industries, Inc. (a)	1,101	40,902
Griffon Corporation	4,602	78,280
Insteel Industries, Inc.	1,477	53,526
NCI Building Systems, Inc. (a)	3,367	49,125
Patrick Industries, Inc. (a)	687	42,539
PGT, Inc. (a)	3,643	38,871
Simpson Manufacturing Company, Inc.	2,125	93,394
Trex Company, Inc. (a)	808	47,446
Universal Forest Products, Inc.	533	52,495
		795,512
Capital Markets - 2.4%
Artisan Partners Asset Management, Inc. - Class A	1,982	53,910
BGC Partners, Inc. - Class A	9,707	84,936
Cohen & Steers, Inc.	1,653	70,666
Evercore Partners, Inc. - Class A	1,007	51,871
Financial Engines, Inc.	1,442	42,842
Houlihan Lokey, Inc.	2,629	65,857
Janus Capital Group, Inc.	3,897	54,597
LPL Financial Holdings, Inc.	922	27,577
Moelis & Company - Class A	2,301	61,874
NorthStar Asset Management Group, Inc.	3,596	46,496
Stifel Financial Corporation (a)	1,163	44,717
Virtu Financial, Inc.	4,157	62,230
Waddell & Reed Financial, Inc. - Class A	2,192	39,807
WisdomTree Investments, Inc.	3,325	34,214
		741,594
Chemicals - 2.3%
American Vanguard Corporation	2,089	33,549
Balchem Corporation	857	66,443
Calgon Carbon Corporation	3,629	55,052
FutureFuel Corporation	4,222	47,624
HB Fuller Company	1,655	76,908
Innospec, Inc.	1,222	74,310
Minerals Technologies, Inc.	772	54,573
PolyOne Corporation	1,803	60,959
Quaker Chemical Corporation	777	82,308
Rayonier Advanced Materials, Inc.	2,322	31,045
Stepan Company	929	67,501
Trinseo SA	937	52,997
		703,269

Commercial Services & Supplies - 3.5%
ABM Industries, Inc.	2,636	104,649
ACCO Brands Corporation (a)	4,685	45,164
Healthcare Services Group, Inc.	2,478	98,079
Herman Miller, Inc.	1,867	53,396
HNI Corporation	1,105	43,979
Interface, Inc.	3,012	50,270
Knoll, Inc.	2,678	61,192
Matthews International Corporation - Class A	1,444	87,738
McGrath RentCorp	2,224	70,523
Mobile Mini, Inc.	1,862	56,232
MSA Safety, Inc.	1,247	72,376
Multi-Color Corporation	714	47,124
Steelcase, Inc. - Class A	4,755	66,047
UniFirst Corporation	677	89,269
US Ecology, Inc.	1,272	57,037
West Corporation	2,472	54,582
		1,057,657
Communications Equipment - 1.2%
ADTRAN, Inc.	3,595	68,808
Finisar Corporation (a)	2,017	60,107
Infinera Corporation (a)	3,092	27,921
InterDigital, Inc.	1,036	82,051
NETGEAR, Inc. (a)	1,191	72,043
Plantronics, Inc.	799	41,516
		352,446
Construction & Engineering - 1.0%
Argan, Inc.	1,179	69,785
Comfort Systems USA, Inc.	2,112	61,903
Dycom Industries, Inc. (a)	504	41,217
KBR, Inc.	3,347	50,640
Primoris Services Corporation	2,856	58,833
Tutor Perini Corporation (a)	1,455	31,239
		313,617
Construction Materials - 0.2%
Headwaters, Inc. (a)	3,134	53,027
Consumer Finance - 0.5%
FirstCash, Inc.	903	42,513
Nelnet, Inc. - Class A	1,616	65,238
PRA Group, Inc. (a)	1,060	36,613
		144,364
Containers & Packaging - 0.3%
Silgan Holdings, Inc.	1,884	95,312
Distributors - 0.2%
Core-Mark Holding Company, Inc.	1,441	51,588
Diversified Consumer Services - 0.6%
Capella Education Company	1,150	66,746
Grand Canyon Education, Inc. (a)	1,648	66,562
Strayer Education, Inc. (a)	1,035	48,314
		181,622
Diversified Telecommunication Services - 0.5%
Cincinnati Bell, Inc. (a)	12,262	50,029
Cogent Communications Holdings, Inc.	1,680	61,841
Inteliquent, Inc.	2,739	44,207
		156,077

Electric Utilities - 1.0%
ALLETE, Inc.	1,748	104,216
MGE Energy, Inc.	1,720	97,197
Otter Tail Corporation	2,646	91,525
		292,938
Electrical Equipment - 0.8%
AZZ, Inc.	1,163	75,909
Encore Wire Corporation	1,429	52,544
Generac Holdings, Inc. (a)	1,345	48,824
Thermon Group Holdings, Inc. (a)	3,168	62,568
		239,845
Electronic Equipment, Instruments & Components - 3.6%
Anixter International, Inc. (a)	787	50,762
AVX Corporation	6,319	87,139
Badger Meter, Inc.	2,098	70,304
Benchmark Electronics, Inc. (a)	2,674	66,716
Coherent, Inc. (a)	497	54,938
ePlus, Inc. (a)	569	53,719
II-VI, Inc. (a)	2,609	63,477
Insight Enterprises, Inc. (a)	1,693	55,107
Littelfuse, Inc.	608	78,317
Methode Electronics, Inc.	1,729	60,463
MTS Systems Corporation	939	43,222
OSI Systems, Inc. (a)	489	31,971
Plexus Corporation (a)	1,472	68,860
Rogers Corporation (a)	822	50,208
Sanmina Corporation (a)	1,971	56,114
ScanSource, Inc. (a)	1,461	53,327
Tech Data Corporation (a)	824	69,801
Universal Display Corporation (a)	686	38,080
VeriFone Systems, Inc. (a)	2,501	39,366
		1,091,891
Energy Equipment & Services - 0.4%
Atwood Oceanics, Inc.	2,630	22,855
Dril-Quip, Inc. (a)	1,052	58,638
Oceaneering International, Inc.	1,672	45,997
		127,490
Food & Staples Retailing - 1.2%
Ingles Markets, Inc. - Class A	1,304	51,560
Performance Food Group Company (a)	2,501	62,025
PriceSmart, Inc.	842	70,526
SpartanNash Company	1,598	46,214
SUPERVALU, Inc. (a)	6,085	30,364
United Natural Foods, Inc. (a)	920	36,837
Weis Markets, Inc.	1,455	77,115
		374,641
Food Products - 1.5%
Calavo Growers, Inc.	839	54,896
Dean Foods Company	3,965	65,026
J&J Snack Foods Corporation	978	116,499
John B Sanfilippo & Son, Inc.	832	42,707
Omega Protein Corporation (a)	1,490	34,821
Sanderson Farms, Inc.	659	63,482
Tootsie Roll Industries, Inc.	2,563	94,395

		471,826
Gas Utilities - 0.2%
Chesapeake Utilities Corporation	1,035	63,197
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	1,039	53,633
Anika Therapeutics, Inc. (a)	1,281	61,296
Atrion Corporation	206	87,880
CryoLife, Inc.	3,257	57,225
Cynosure, Inc. (a)	994	50,634
Globus Medical, Inc. (a)	2,349	53,017
ICU Medical, Inc. (a)	545	68,877
Inogen, Inc. (a)	793	47,501
Masimo Corporation (a)	1,175	69,901
Meridian Bioscience, Inc.	3,961	76,408
Merit Medical Systems, Inc. (a)	2,650	64,368
Natus Medical, Inc. (a)	1,025	40,272
Neogen Corporation (a)	1,038	58,066
Penumbra, Inc. (a)	696	52,889
		841,967
Health Care Providers & Services - 3.5%
Aceto Corporation	2,076	39,423
Adeptus Health, Inc. - Class A (a)	856	36,851
Air Methods Corporation (a)	1,491	46,952
Amedisys, Inc. (a)	1,016	48,199
AMN Healthcare Services, Inc. (a)	1,261	40,188
BioTelemetry, Inc. (a)	2,246	41,708
Chemed Corporation	614	86,617
CorVel Corporation (a)	1,571	60,326
Diplomat Pharmacy, Inc. (a)	1,131	31,679
HealthEquity, Inc. (a)	1,299	49,167
LHC Group, Inc. (a)	1,722	63,507
Lifepoint Health, Inc. (a)	1,032	61,125
National HealthCare Corporation	1,643	108,422
Owens & Minor, Inc.	2,382	82,727
PharMerica Corporation (a)	1,293	36,295
Select Medical Holdings Corporation (a)	3,291	44,429
Surgical Care Affiliates, Inc. (a)	1,399	68,215
The Ensign Group, Inc.	2,777	55,901
US Physical Therapy, Inc.	1,069	67,026
		1,068,757
Health Care Technology - 0.4%
HealthStream, Inc. (a)	1,922	53,047
HMS Holdings Corporation (a)	2,077	46,047
Inovalon Holdings, Inc. - Class A (a)	2,087	30,700
		129,794
Hotels, Restaurants & Leisure - 5.1%
BJ's Restaurants, Inc. (a)	1,687	59,973
Bob Evans Farms, Inc.	1,894	72,540
Bojangles', Inc. (a)	2,810	44,848
Brinker International, Inc.	1,255	63,290
Buffalo Wild Wings, Inc. (a)	339	47,711
Choice Hotels International, Inc.	1,585	71,452
Churchill Downs, Inc.	511	74,785
Chuy's Holdings, Inc. (a)	1,829	51,102

Dave & Buster's Entertainment, Inc. (a)	1,256	49,210
DineEquity, Inc.	1,040	82,358
El Pollo Loco Holdings, Inc. (a)	3,056	38,475
Eldorado Resorts, Inc. (a)	4,669	65,646
Fiesta Restaurant Group, Inc. (a)	1,690	40,560
Interval Leisure Group, Inc.	3,399	58,361
Isle of Capri Casinos, Inc. (a)	3,163	70,472
Marriott Vacations Worldwide Corporation	667	48,904
Papa John's International, Inc.	882	69,546
Popeyes Louisiana Kitchen, Inc. (a)	1,452	77,159
Red Robin Gourmet Burgers, Inc. (a)	962	43,232
Ruth's Hospitality Group, Inc.	4,677	66,039
Shake Shack, Inc. (a)	1,107	38,380
Sonic Corporation	2,105	55,109
The Cheesecake Factory, Inc.	1,723	86,253
The Marcus Corporation	3,061	76,647
Wendy's Company	6,574	70,999
Wingstop, Inc.	1,668	48,872
		1,571,923
Household Durables - 3.1%
Cavco Industries, Inc. (a)	599	59,331
Ethan Allen Interiors, Inc.	1,883	58,881
Helen of Troy Ltd. (a)	884	76,174
Installed Building Products, Inc. (a)	1,372	49,214
iRobot Corporation (a)	1,495	65,750
KB Home	3,140	50,617
La-Z-Boy, Inc.	1,902	46,713
LGI Homes, Inc. (a)	1,042	38,387
M/I Homes, Inc. (a)	2,672	62,979
MDC Holdings, Inc.	2,522	65,068
Meritage Homes Corporation (a)	1,309	45,422
Taylor Morrison Home Corporation - Class A (a)	2,940	51,744
TopBuild Corporation (a)	1,715	56,938
TRI Pointe Group, Inc. (a)	4,099	54,025
Universal Electronics, Inc. (a)	841	62,621
WCI Communities, Inc. (a)	2,716	64,424
William Lyon Homes (a)	1,740	32,277
		940,565
Household Products - 0.3%
WD-40 Company	803	90,281
Independent Power and Renewable Electricity Producers - 0.2%
8Point3 Energy Partners LP	3,747	53,957
Independent Power and Renewable Electricity Producers - 0.3%
Ormat Technologies, Inc.	1,854	89,752
Insurance - 4.2%
AMERISAFE, Inc.	1,402	82,409
CNO Financial Group, Inc.	3,562	54,392
Employers Holdings, Inc.	1,925	57,423
FBL Financial Group, Inc. - Class A	1,186	75,868
Fidelity & Guaranty Life	5,386	124,901
Horace Mann Educators Corporation	2,329	85,358
Infinity Property & Casualty Corporation	1,238	102,296
Mercury General Corporation	1,656	90,832
National General Holdings Corporation	3,154	70,145

Navigators Group, Inc.	939	91,008
Primerica, Inc.	1,036	54,939
ProAssurance Corporation	2,197	115,299
Safety Insurance Group, Inc.	1,634	109,837
Selective Insurance Group, Inc.	2,177	86,775
United Fire Group, Inc.	1,769	74,864
		1,276,346
Internet & Catalog Retail - 0.3%
HSN, Inc.	1,497	59,581
Nutrisystem, Inc.	1,596	47,385
		106,966
Internet Software & Services - 0.9%
Alarm.com Holdings, Inc. (a)	1,589	45,859
NIC, Inc.	3,179	74,706
Shutterstock, Inc. (a)	713	45,418
SPS Commerce, Inc. (a)	682	50,066
WebMD Health Corporation (a)	1,097	54,521
		270,570
IT Services - 2.8%
CACI International, Inc. - Class A (a)	569	57,412
Cass Information Systems, Inc.	1,365	77,327
Convergys Corporation	2,586	78,666
CSG Systems International, Inc.	1,485	61,375
ExlService Holdings, Inc. (a)	1,418	70,673
Forrester Research, Inc.	1,890	73,521
ManTech International Corporation - Class A	1,732	65,279
NeuStar, Inc. - Class A (a)	2,057	54,696
Perficient, Inc. (a)	3,267	65,830
Science Applications International Corporation	1,082	75,058
Sykes Enterprises, Inc. (a)	2,737	76,992
TeleTech Holdings, Inc.	2,920	84,651
		841,480
Leisure Products - 0.6%
Nautilus, Inc. (a)	1,484	33,716
Smith & Wesson Holdings Corporation (a)	1,498	39,832
Sturm Ruger & Company, Inc.	810	46,786
Vista Outdoor, Inc. (a)	1,524	60,747
		181,081
Life Sciences Tools & Services - 0.6%
Cambrex Corporation (a)	1,022	45,438
INC Research Holdings, Inc. - Class A (a)	1,318	58,757
Luminex Corporation (a)	3,121	70,909
		175,104
Machinery - 5.1%
Alamo Group, Inc.	1,051	69,250
Albany International Corporation	1,570	66,537
Altra Industrial Motion Corporation	2,826	81,869
American Railcar Industries, Inc.	1,134	47,027
Astec Industries, Inc.	1,029	61,606
Barnes Group, Inc.	1,648	66,826
Douglas Dynamics, Inc.	1,883	60,143
ESCO Technologies, Inc.	2,256	104,723
Federal Signal Corporation	3,437	45,575
Franklin Electric Company, Inc.	1,604	65,299

Global Brass & Copper Holdings, Inc.	1,990	57,491
Greenbrier Companies, Inc.	1,009	35,618
Hillenbrand, Inc.	2,685	84,953
Hyster-Yale Materials Handling, Inc.	1,035	62,234
John Bean Technologies Corporation	746	52,630
Kadant, Inc.	1,426	74,309
Lydall, Inc. (a)	1,153	58,953
Mueller Industries, Inc.	2,323	75,312
Mueller Water Products, Inc.	5,765	72,351
Proto Labs, Inc. (a)	744	44,573
RBC Bearings, Inc. (a)	1,012	77,398
Standex International Corporation	926	85,998
Sun Hydraulics Corporation	2,029	65,476
Wabash National Corporation (a)	3,671	52,275
		1,568,426
Marine - 0.4%
Kirby Corporation (a)	1,015	63,092
Matson, Inc.	1,368	54,556
		117,648
Media - 1.2%
AMC Entertainment Holdings, Inc.	1,874	58,263
Entravision Communications Corporation - Class A	7,391	56,393
Gannett Company, Inc.	4,693	54,627
Gray Television, Inc. (a)	3,718	38,518
New Media Investment Group, Inc.	3,391	52,561
Nexstar Broadcasting Group, Inc. - Class A	861	49,688
Sinclair Broadcast Group, Inc. - Class A	2,067	59,695
		369,745
Metals & Mining - 0.8%
Compass Minerals International, Inc.	1,022	75,321
Kaiser Aluminum Corporation	854	73,863
Materion Corporation	1,573	48,307
Worthington Industries, Inc.	1,273	61,142
		258,633
Multiline Retail - 0.3%
Dillard's, Inc.	894	56,331
Ollie's Bargain Outlet Holdings, Inc. (a)	1,875	49,144
		105,475
Multi-Utilities - 1.0%
Avista Corporation	2,610	109,072
NorthWestern Corporation	1,935	111,321
Unitil Corporation	2,185	85,346
		305,739
Oil, Gas & Consumable Fuels - 0.3%
REX American Resources Corporation (a)	725	61,451
Western Refining, Inc.	1,349	35,695
		97,146
Paper & Forest Products - 1.2%
Boise Cascade Company (a)	1,201	30,505
Clearwater Paper Corporation (a)	889	57,492
Domtar Corporation	1,562	57,997
KapStone Paper & Packaging Corporation - Class A	1,406	26,601
Neenah Paper, Inc.	1,035	81,775
PH Glatfelter Company	1,957	42,428

Schweitzer-Mauduit International, Inc.	1,505	58,033
		354,831
Personal Products - 0.5%
Inter Parfums, Inc.	1,560	50,341
Revlon, Inc. (a)	1,393	51,235
USANA Health Sciences, Inc. (a)	294	40,675
		142,251
Pharmaceuticals - 0.5%
ANI Pharmaceuticals, Inc. (a)	628	41,668
Phibro Animal Health Corporation - Class A	1,594	43,325
SciClone Pharmaceuticals, Inc. (a)	3,934	40,323
Supernus Pharmaceuticals, Inc. (a)	1,708	42,239
		167,555
Professional Services - 2.9%
CEB, Inc.	1,124	61,224
Exponent, Inc.	1,535	78,377
FTI Consulting, Inc. (a)	1,431	63,765
Huron Consulting Group, Inc. (a)	1,021	61,015
ICF International, Inc. (a)	1,783	79,023
Insperity, Inc.	812	58,984
Kelly Services, Inc. - Class A	3,346	64,310
Kforce, Inc.	2,306	47,250
Mistras Group, Inc. (a)	1,858	43,607
Navigant Consulting, Inc. (a)	3,442	69,597
On Assignment, Inc. (a)	1,362	49,427
Resources Connection, Inc.	3,993	59,656
RPX Corporation (a)	4,455	47,624
TriNet Group, Inc. (a)	2,424	52,431
WageWorks, Inc. (a)	1,053	64,138
		900,428
Real Estate Management & Development - 0.3%
HFF, Inc. - Class A	1,974	54,660
Marcus & Millichap, Inc. (a)	2,027	53,006
		107,666
Road & Rail - 1.4%
Heartland Express, Inc.	3,479	65,684
Knight Transportation, Inc.	1,991	57,122
Landstar System, Inc.	1,272	86,598
Marten Transport Ltd.	3,108	65,268
Saia, Inc. (a)	1,419	42,513
Swift Transportation Company (a)	1,933	41,501
Werner Enterprises, Inc.	2,378	55,336
		414,022
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (a)	1,480	70,034
Ambarella, Inc. (a)	560	41,222
Cabot Microelectronics Corporation	1,478	78,201
CEVA, Inc. (a)	1,501	52,640
Entegris, Inc. (a)	3,749	65,308
Integrated Device Technology, Inc. (a)	1,750	40,425
Intersil Corporation	2,642	57,939
MKS Instrument, Inc.	1,528	75,987
NeoPhotonics Corporation (a)	1,924	31,438
PDF Solutions, Inc. (a)	3,007	54,637

Photronics, Inc. (a)	6,127	63,169
Power Integrations, Inc.	1,125	70,909
Rambus, Inc. (a)	5,107	63,837
Rudolph Technologies, Inc. (a)	3,423	60,724
Silicon Laboratories, Inc. (a)	1,147	67,444
Tessera Technologies, Inc.	2,075	79,763
		973,677
Software - 1.2%
Ebix, Inc.	823	46,788
Gigamon, Inc. (a)	853	46,744
MicroStrategy, Inc. (a)	299	50,065
Monotype Imaging Holdings, Inc.	2,376	52,533
Pegasystems, Inc.	2,365	69,744
Qualys, Inc. (a)	1,038	39,641
TiVo Corporation (a)	1	15
VASCO Data Security International, Inc. (a)	2,850	50,188
		355,718
Specialty Retail - 3.6%
Aaron's, Inc.	2,015	51,221
Asbury Automotive Group, Inc. (a)	804	44,759
Caleres, Inc.	2,166	54,778
DSW, Inc. - Class A	2,120	43,418
Express, Inc. (a)	3,379	39,838
Five Below, Inc. (a)	1,418	57,131
Francesca's Holdings Corporation (a)	2,322	35,828
GameStop Corporation	1,962	54,132
Genesco, Inc. (a)	1,188	64,698
GNC Holdings, Inc.	1,395	28,486
Hibbett Sports, Inc. (a)	1,519	60,608
Lithia Motors, Inc. - Class A	545	52,058
MarineMax, Inc. (a)	2,091	43,806
Monro Muffler Brake, Inc.	1,210	74,016
Murphy USA, Inc. (a)	936	66,793
Office Depot, Inc.	6,868	24,519
Shoe Carnival, Inc.	2,173	57,932
Sonic Automotive, Inc. - Class A	2,581	48,523
The Buckle, Inc.	2,136	51,328
The Cato Corporation - Class A	1,838	60,452
Tile Shop Holdings, Inc. (a)	2,970	49,154
Vitamin Shoppe, Inc. (a)	1,710	45,914
		1,109,392
Technology Hardware, Storage & Peripherals - 0.3%
Electronics For Imaging, Inc. (a)	1,333	65,211
Super Micro Computer, Inc. (a)	1,371	32,040
		97,251
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group, Inc. (a)	1,034	28,714
Kate Spade & Company (a)	2,056	35,219
Movado Group, Inc.	2,250	48,330
Steven Madden Ltd. (a)	1,963	67,841
Vera Bradley, Inc. (a)	3,046	46,147
Wolverine World Wide, Inc.	2,379	54,789
		281,040

Thrifts & Mortgage Finance - 2.9%
Beneficial Bancorp, Inc.	7,269	106,927
BofI Holding, Inc. (a)	1,650	36,960
Capitol Federal Financial, Inc.	9,467	133,201
Essent Group Ltd. (a)	2,268	60,351
Flagstar Bancorp, Inc. (a)	2,520	69,930
Kearny Financial Corp/MD	8,071	109,846
LendingTree, Inc (a)	272	26,359
MGIC Investment Corporation (a)	5,395	43,160
Provident Financial Services, Inc.	4,639	98,486
Radian Group, Inc.	3,774	51,138
Washington Federal, Inc.	3,113	83,055
WSFS Financial Corporation	1,930	70,426
		889,839
Tobacco - 0.4%
Vector Group Ltd.	5,223	112,445
Trading Companies & Distributors - 1.3%
Air Lease Corporation	1,668	47,671
GATX Corporation	1,209	53,861
H&E Equipment Services, Inc.	2,024	33,922
Kaman Corporation	2,277	100,006
Rush Enterprises, Inc. - Class A (a)	2,010	49,205
Veritiv Corporation (a)	845	42,394
WESCO International, Inc. (a)	963	59,215
		386,274
Water Utilities - 1.0%
American States Water Company	1,741	69,727
Connecticut Water Service, Inc.	1,796	89,315
Middlesex Water Company	1,977	69,669
SJW Corporation	1,614	70,500
		299,211
TOTAL COMMON STOCKS (Cost $29,131,284)		30,467,056

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.31% (b)	35,311	35,311
TOTAL SHORT-TERM INVESTMENTS (Cost $35,311)		35,311
TOTAL INVESTMENTS - 100.0% (Cost $29,166,595)		30,502,367
Other Assets in Excess of Liabilities - 0.0% (c)		8,889
NET ASSETS - 100.0%		$30,511,256

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of September 30, 2016.
(c)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:
Cost of investments	$29,166,595
Gross unrealized appreciation	2,000,695
Gross unrealized depreciation	(664,923)
Net unrealized appreciation	$1,335,772

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
Schedule of Investments
September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 2.8%
B/E Aerospace, Inc.	5,502	$284,233
General Dynamics Corporation	2,923	453,533
Huntington Ingalls Industries, Inc.	2,532	388,459
Lockheed Martin Corporation	2,358	565,260
Northrop Grumman Corporation	2,520	539,154
Orbital ATK, Inc.	2,886	220,000
Raytheon Company	3,538	481,628
Rockwell Collins, Inc.	4,821	406,603
Spirit AeroSystems Holdings, Inc. - Class A (a)	6,095	271,471
Textron, Inc.	6,665	264,934
TransDigm Group, Inc. (a)	957	276,688
United Technologies Corporation	4,359	442,874
		4,594,837
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	6,226	438,684
Expeditors International of Washington, Inc.	8,994	463,371
United Parcel Service, Inc. - Class B	5,547	606,620
		1,508,675
Airlines - 0.8%
Alaska Air Group, Inc.	3,727	245,460
American Airlines Group, Inc.	5,362	196,303
Delta Air Lines, Inc.	6,184	243,402
JetBlue Airways Corporation (a)	13,143	226,585
Southwest Airlines Company	6,696	260,408
United Continental Holdings, Inc. (a)	3,639	190,938
		1,363,096
Auto Components - 0.7%
BorgWarner, Inc.	5,672	199,541
Gentex Corporation	17,846	313,376
Johnson Controls International PLC	6,740	313,608
Lear Corporation	2,184	264,744
		1,091,269
Automobiles - 0.7%
Ford Motor Company	22,874	276,089
General Motors Company	10,469	332,600
Harley-Davidson, Inc.	3,954	207,941
Thor Industries, Inc.	3,841	325,333
		1,141,963
Banks - 4.3%
Bank of America Corporation	15,123	236,675
Bank of the Ozarks, Inc.	5,941	228,134
BB&T Corporation	8,634	325,674
BOK Financial Corporation	3,505	241,740
CIT Group, Inc.	6,592	239,289
Citigroup, Inc.	4,855	229,302

Citizens Financial Group, Inc.	9,691	239,465
Comerica, Inc.	4,916	232,625
Commerce Bancshares, Inc.	7,281	358,662
Cullen/Frost Bankers, Inc.	3,004	216,108
East West Bancorp, Inc.	6,315	231,824
Fifth Third Bancorp	12,217	249,960
First Republic Bank	3,789	292,170
Huntington Bancshares, Inc.	25,136	247,841
JPMorgan Chase & Company	4,531	301,719
KeyCorp	22,128	269,298
M&T Bank Corporation	2,650	307,665
PacWest Bancorp	5,560	238,579
People's United Financial, Inc.	20,604	325,955
PNC Financial Services Group, Inc.	3,909	352,162
Regions Financial Corporation	22,961	226,625
Signature Bank (a)	2,171	257,155
SunTrust Banks, Inc.	6,047	264,859
SVB Financial Group (a)	1,659	183,386
U.S. Bancorp	8,355	358,346
Wells Fargo & Company	7,213	319,392
Zions Bancorporation	7,528	233,518
		7,208,128
Beverages - 1.9%
Brown-Forman Corporation - Class B	9,078	430,660
Constellation Brands, Inc. - Class A	2,210	367,943
Dr Pepper Snapple Group, Inc.	5,205	475,269
Molson Coors Brewing Company - Class B	3,567	391,657
Monster Beverage Corporation (a)	1,962	288,041
PepsiCo, Inc.	5,916	643,483
The Coca-Cola Company	13,288	562,348
		3,159,401
Biotechnology - 0.9%
AbbVie, Inc.	4,541	286,401
Amgen, Inc.	2,127	354,805
Biogen, Inc. (a)	704	220,373
Gilead Sciences, Inc.	3,545	280,480
Regeneron Pharmaceuticals, Inc. (a)	519	208,648
United Therapeutics Corporation (a)	1,770	209,002
		1,559,709
Building Products - 1.0%
AO Smith Corporation	3,338	329,761
Fortune Brands Home & Security, Inc.	5,864	340,698
Lennox International, Inc.	2,665	418,485
Masco Corporation	8,909	305,668
Owens Corning	6,220	332,086
		1,726,698
Capital Markets - 4.6%
Affiliated Managers Group, Inc. (a)	1,445	209,092
Ameriprise Financial, Inc.	2,517	251,121
BlackRock, Inc.	810	293,593
CBOE Holdings, Inc.	6,582	426,843
Charles Schwab Corporation	6,992	220,737

CME Group, Inc.	3,829	400,207
Eaton Vance Corporation	7,226	282,175
FactSet Research Systems, Inc.	2,078	336,844
Franklin Resources, Inc.	7,357	261,689
Interactive Brokers Group, Inc.	7,366	259,799
Intercontinental Exchange, Inc.	1,240	334,006
Invesco Ltd.	7,015	219,359
MarketAxess Holdings, Inc.	1,879	311,144
Moody's Corporation	2,701	292,464
Morgan Stanley	7,224	231,601
MSCI, Inc.	4,749	398,631
Nasdaq, Inc.	5,642	381,061
Northern Trust Corporation	4,039	274,612
Raymond James Financial, Inc.	4,172	242,852
S&P Global, Inc.	2,479	313,742
SEI Investments Company	4,868	222,029
State Street Corporation	3,414	237,717
T. Rowe Price Group, Inc.	5,072	337,288
TD Ameritrade Holding Corporation	7,639	269,198
The Bank of New York Mellon Corporation	7,234	288,492
The Goldman Sachs Group, Inc.	1,737	280,126
		7,576,422
Chemicals - 2.5%
Axalta Coating Systems Ltd. (a)	9,753	275,717
CF Industries Holdings, Inc.	5,947	144,809
Eastman Chemical Company	4,511	305,304
Ecolab, Inc.	2,952	359,317
Huntsman Corporation	8,933	145,340
International Flavors & Fragrances, Inc.	2,242	320,539
LyondellBasell Industries NV - Class A	3,195	257,709
NewMarket Corporation	794	340,880
PPG Industries, Inc.	3,319	343,052
Praxair, Inc.	3,459	417,951
RPM International, Inc.	7,049	378,672
The Dow Chemical Company	6,678	346,121
The Sherwin-Williams Company	1,262	349,145
Westlake Chemical Corporation	3,867	206,885
		4,191,441
Commercial Services & Supplies - 1.7%
Cintas Corporation	3,368	379,237
Copart, Inc. (a)	7,029	376,473
KAR Auction Services, Inc.	8,403	362,673
Republic Services, Inc.	10,889	549,350
Rollins, Inc.	12,549	367,435
Stericycle, Inc. (a)	2,451	196,423
Waste Management, Inc.	9,439	601,831
		2,833,422
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	2,303	195,939
Brocade Communications Systems, Inc.	20,750	191,522
Cisco Systems, Inc.	10,824	343,337
F5 Networks, Inc. (a)	2,376	296,145

Juniper Networks, Inc.	10,179	244,907
Motorola Solutions, Inc.	4,914	374,840
Ubiquiti Networks, Inc. (a)	4,619	247,117
		1,893,807
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	6,078	314,354
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	1,556	278,695
Vulcan Materials Company	2,857	324,927
		603,622
Consumer Finance - 0.9%
American Express Company	4,824	308,929
Capital One Financial Corporation	3,806	273,385
Discover Financial Services	5,411	305,992
Navient Corporation	13,079	189,253
Santander Consumer USA Holdings, Inc. (a)	11,486	139,670
Synchrony Financial	9,185	257,180
		1,474,409
Containers & Packaging - 2.0%
AptarGroup, Inc.	5,592	432,877
Avery Dennison Corporation	4,597	357,600
Bemis Company, Inc.	7,668	391,145
Berry Plastics Group, Inc. (a)	5,865	257,180
Crown Holdings, Inc. (a)	6,370	363,663
Graphic Packaging Holding Company	20,163	282,080
International Paper Company	5,907	283,418
Packaging Corporation of America	3,169	257,513
Sealed Air Corporation	5,857	268,368
Sonoco Products Company	7,761	410,014
		3,303,858
Distributors - 0.7%
Genuine Parts Company	4,390	440,976
LKQ Corporation (a)	8,133	288,396
Pool Corporation	4,324	408,704
		1,138,076
Diversified Consumer Services - 0.4%
Service Corporation International	13,751	364,952
ServiceMaster Global Holdings, Inc. (a)	7,503	252,701
		617,653
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. - Class B (a)	3,808	550,142
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	15,414	625,962
CenturyLink, Inc.	9,492	260,366
Verizon Communications, Inc.	9,723	505,402
		1,391,730
Electric Utilities - 3.4%
Alliant Energy Corporation	12,366	473,741
American Electric Power Company, Inc.	7,400	475,154
Duke Energy Corporation	6,201	496,328
Eversource Energy	9,234	500,298
Exelon Corporation	11,705	389,659

NextEra Energy, Inc.	4,236	518,148
OGE Energy Corporation	11,521	364,294
PG&E Corporation	8,173	499,942
Pinnacle West Capital Corporation	6,441	489,452
PPL Corporation	13,121	453,593
Southern Company	10,683	548,038
Xcel Energy, Inc.	12,278	505,117
		5,713,764
Electrical Equipment - 1.4%
Acuity Brands, Inc.	920	243,432
AMETEK, Inc.	7,824	373,831
Eaton Corporation PLC	4,921	323,359
Emerson Electric Company	6,567	357,967
Hubbell, Inc.	3,851	414,907
Rockwell Automation, Inc.	3,018	369,222
Sensata Technologies Holding NV (a)	5,989	232,253
		2,314,971
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corporation - Class A	7,341	476,578
Arrow Electronics, Inc. (a)	4,415	282,428
Avnet, Inc.	8,071	331,395
CDW Corporation	7,450	340,688
Cognex Corporation	4,562	241,147
Dolby Laboratories, Inc.	5,845	317,325
Flex Ltd. (a)	22,373	304,720
FLIR Systems, Inc.	10,545	331,324
IPG Photonics Corporation (a)	2,819	232,145
Keysight Technologies, Inc. (a)	8,757	277,509
SYNNEX Corporation	2,681	305,929
Trimble Navigation Ltd. (a)	9,526	272,063
		3,713,251
Energy Equipment & Services - 0.1%
FMC Technologies, Inc. (a)	7,354	218,193
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	2,416	290,283
Costco Wholesale Corporation	2,947	449,447
CVS Health Corporation	5,021	446,819
Sysco Corporation	8,889	435,650
The Kroger Company	10,337	306,802
Walgreens Boots Alliance, Inc.	4,557	367,385
Wal-Mart Stores, Inc.	5,633	406,252
Whole Foods Market, Inc.	9,858	279,474
		2,982,112
Food Products - 2.8%
Archer-Daniels-Midland Company	6,225	262,508
Blue Buffalo Pet Products, Inc. (a)	7,646	181,669
Bunge Ltd.	3,477	205,943
Campbell Soup Company	7,165	391,926
General Mills, Inc.	7,639	487,979
Hormel Foods Corporation	8,651	328,132
Ingredion, Inc.	2,618	348,351
McCormick & Company, Inc.	4,889	488,509

Mead Johnson Nutrition Company	3,857	304,742
Pilgrim's Pride Corporation	11,044	233,249
Pinnacle Foods, Inc.	7,785	390,573
The Hershey Company	2,901	277,336
The J.M. Smucker Company	2,812	381,139
Tyson Foods, Inc. - Class A	4,620	344,975
		4,627,031
Gas Utilities - 0.3%
Atmos Energy Corporation	6,552	487,927
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	7,669	324,322
ABIOMED, Inc. (a)	1,784	229,387
Align Technology, Inc. (a)	2,789	261,469
Becton, Dickinson and Company	2,633	473,229
Danaher Corporation	7,118	557,980
DENTSPLY SIRONA, Inc.	6,398	380,233
Edwards Lifesciences Corporation (a)	2,124	256,070
Hologic, Inc. (a)	7,441	288,934
IDEXX Laboratories, Inc. (a)	2,714	305,949
Intuitive Surgical, Inc. (a)	586	424,750
ResMed, Inc. (a)	5,200	336,908
Stryker Corporation	4,376	509,410
Teleflex, Inc.	2,222	373,407
The Cooper Companies, Inc.	2,049	367,304
Varian Medical Systems, Inc. (a)	4,209	418,922
West Pharmaceutical Services, Inc.	4,598	342,551
		5,850,825
Health Care Providers & Services - 3.8%
Acadia Healthcare Company, Inc. (a)	3,800	188,290
Aetna, Inc.	2,774	320,258
AmerisourceBergen Corporation	4,129	333,541
Anthem, Inc.	2,522	316,032
Cardinal Health, Inc.	4,099	318,492
Cigna Corporation	2,353	306,643
Express Scripts Holdings Company (a)	4,901	345,668
HCA Holdings, Inc. (a)	4,523	342,074
Henry Schein, Inc. (a)	2,269	369,802
Humana, Inc.	1,571	277,894
Laboratory Corporation of America Holdings (a)	3,063	421,101
McKesson Corporation	1,525	254,294
MEDNAX, Inc. (a)	4,939	327,209
Patterson Companies, Inc.	7,679	352,773
Quest Diagnostics, Inc.	5,411	457,933
UnitedHealth Group, Inc.	3,488	488,320
Universal Health Services, Inc. - Class B	2,561	315,566
VCA, Inc. - Class A (a)	4,224	295,596
WellCare Health Plans, Inc. (a)	2,320	271,649
		6,303,135
Health Care Technology - 0.3%
Cerner Corporation (a)	4,776	294,918
Veeva Systems, Inc. (a)	5,897	243,428
		538,346

Hotels, Restaurants & Leisure - 2.9%
Aramark	10,481	398,592
Carnival Corporation	6,177	301,561
Darden Restaurants, Inc.	6,172	378,467
Domino's Pizza, Inc.	1,938	294,285
Hilton Worldwide Holdings, Inc.	11,447	262,480
Hyatt Hotels Corporation - Class A (a)	4,880	240,194
Las Vegas Sands Corporation	4,097	235,741
Marriott International, Inc. - Class A	4,293	289,048
McDonald's Corporation	4,338	500,432
Norwegian Cruise Line Holdings Ltd. (a)	5,411	203,995
Panera Bread Company - Class A (a)	1,633	317,978
Royal Caribbean Cruises Ltd.	2,803	210,085
Starbucks Corporation	6,636	359,273
Wyndham Worldwide Corporation	4,055	273,023
Wynn Resorts Ltd.	1,686	164,250
Yum! Brands, Inc.	4,105	372,775
		4,802,179
Household Durables - 1.9%
CalAtlantic Group, Inc.	6,604	220,838
D.R. Horton, Inc.	8,931	269,716
Harman International Industries, Inc.	2,098	177,176
Leggett & Platt, Inc.	7,741	352,835
Lennar Corporation - Class A	6,607	279,740
Mohawk Industries, Inc. (a)	1,557	311,929
Newell Rubbermaid, Inc.	5,283	278,203
NVR, Inc. (a)	251	411,607
PulteGroup, Inc.	13,490	270,340
Toll Brothers, Inc. (a)	8,162	243,717
Whirlpool Corporation	1,672	271,132
		3,087,233
Household Products - 1.5%
Church & Dwight Company, Inc.	9,515	455,959
Kimberly-Clark Corporation	4,021	507,209
Procter & Gamble Company	6,994	627,711
Spectrum Brands Holdings, Inc.	2,690	370,386
The Clorox Company	3,988	499,218
		2,460,483
Industrial Conglomerates - 1.1%
3M Company	3,006	529,747
Carlisle Companies, Inc.	3,791	388,843
Honeywell International, Inc.	4,197	489,328
Roper Technologies, Inc.	2,054	374,794
		1,782,712
Insurance - 5.8%
Aflac, Inc.	6,622	475,923
Alleghany Corporation (a)	839	440,492
American Financial Group, Inc.	6,496	487,200
AmTrust Financial Services, Inc.	10,869	291,615
Arthur J Gallagher & Company	9,068	461,289
Brown & Brown, Inc.	12,215	460,628
Cincinnati Financial Corporation	6,394	482,236

Erie Indemnity Company - Class A	4,073	415,731
First American Financial Corporation	8,286	325,474
Hartford Financial Services Group, Inc.	7,615	326,074
Lincoln National Corporation	4,130	194,027
Markel Corporation (a)	478	443,952
Marsh & McLennan Companies, Inc.	7,938	533,831
MetLife, Inc.	5,209	231,436
Old Republic International Corporation	25,975	457,680
Principal Financial Group, Inc.	5,144	264,967
Progressive Corporation	15,068	474,642
Prudential Financial, Inc.	3,184	259,974
Reinsurance Group of America, Inc.	3,752	404,991
The Allstate Corporation	7,817	540,780
The Travelers Companies, Inc.	4,077	467,020
Torchmark Corporation	6,191	395,543
Unum Group	7,385	260,764
W.R. Berkley Corporation	8,017	463,062
		9,559,331
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	327	273,800
Netflix, Inc. (a)	1,807	178,080
The Priceline Group, Inc. (a)	170	250,153
TripAdvisor, Inc. (a)	3,314	209,379
		911,412
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	3,493	185,094
Alphabet, Inc. - Class A (a)	471	378,712
eBay, Inc. (a)	7,902	259,976
Facebook, Inc. - Class A (a)	2,071	265,647
VeriSign, Inc. (a)	4,308	337,058
		1,426,487
IT Services - 5.1%
Alliance Data Systems Corporation (a)	946	202,945
Amdocs Ltd.	7,545	436,478
Automatic Data Processing, Inc.	5,129	452,378
Black Knight Financial Services, Inc. (a)	6,890	281,801
Booz Allen Hamilton Holding Corporation	12,497	395,030
Broadridge Financial Solutions, Inc.	6,376	432,229
Cognizant Technology Solutions Corporation - Class A (a)	5,109	243,750
Fidelity National Information Services, Inc.	4,642	357,573
Fiserv, Inc. (a)	4,276	425,334
FleetCor Technologies, Inc. (a)	1,653	287,176
Gartner, Inc. (a)	4,152	367,244
Genpact Ltd. (a)	16,610	397,810
Global Payments, Inc.	3,369	258,604
International Business Machines Corporation	2,370	376,475
Jack Henry & Associates, Inc.	5,383	460,516
Leidos Holdings, Inc.	4,154	179,785
MasterCard, Inc. - Class A	3,732	379,806
Paychex, Inc.	7,023	406,421
PayPal Holdings, Inc. (a)	7,303	299,204
Sabre Corporation	10,438	294,143

The Western Union Company	16,088	334,952
Total System Services, Inc.	5,054	238,296
Vantiv, Inc. - Class A (a)	5,949	334,750
Visa, Inc. - Class A	4,307	356,189
WEX, Inc. (a)	2,131	230,340
		8,429,229
Leisure Products - 0.3%
Hasbro, Inc.	4,284	339,849
Polaris Industries, Inc.	2,713	210,095
		549,944
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	7,319	344,652
Bio-Rad Laboratories, Inc. (a)	2,652	434,424
Illumina, Inc. (a)	977	177,482
Mettler-Toledo International, Inc. (a)	916	384,564
PerkinElmer, Inc.	5,759	323,137
Quintiles Transnational Holdings, Inc. (a)	4,567	370,201
Thermo Fisher Scientific, Inc.	2,576	409,739
Waters Corporation (a)	2,537	402,089
		2,846,288
Machinery - 3.5%
Allison Transmission Holdings, Inc.	11,953	342,812
Cummins, Inc.	2,539	325,373
Deere & Company	3,477	296,762
Donaldson Company, Inc.	8,778	327,683
Dover Corporation	4,363	321,291
Flowserve Corporation	5,235	252,536
IDEX Corporation	4,580	428,551
Illinois Tool Works, Inc.	3,916	469,293
Ingersoll-Rand PLC	4,947	336,099
Middleby Corporation (a)	2,208	272,953
Nordson Corporation	2,539	252,961
Parker-Hannifin Corporation	2,754	345,710
Snap-on, Inc.	2,401	364,856
Stanley Black & Decker, Inc.	3,147	387,018
The Toro Company	8,082	378,561
Wabtec Corporation	3,702	302,268
Xylem, Inc.	8,650	453,692
		5,858,419
Media - 2.7%
CBS Corporation - Class B	5,907	323,349
Cinemark Holdings, Inc.	8,219	314,623
Comcast Corporation - Class A	7,046	467,432
Discovery Communications, Inc. (a)	10,011	269,496
Omnicom Group, Inc.	4,897	416,245
Scripps Networks Interactive, Inc. - Class A	4,722	299,800
Sirius XM Holdings, Inc. (a)	97,952	408,460
TEGNA, Inc.	12,693	277,469
The Interpublic Group of Companies. Inc.	16,155	361,064
The Walt Disney Company	4,668	433,471
Time Warner, Inc.	4,489	357,369
Twenty-First Century Fox, Inc. - Class A	14,037	339,976

Viacom, Inc.	4,044	154,076
		4,422,830
Metals & Mining - 0.2%
Reliance Steel & Aluminum Company	4,038	290,857
Multiline Retail - 0.9%
Dollar General Corporation	3,414	238,946
Dollar Tree, Inc. (a)	3,350	264,416
Kohl's Corporation	4,043	176,881
Macy's, Inc.	5,486	203,256
Nordstrom, Inc.	4,054	210,322
Target Corporation	4,884	335,433
		1,429,254
Multi-Utilities - 2.6%
Ameren Corporation	9,875	485,652
CMS Energy Corporation	11,962	502,524
Consolidated Edison, Inc.	6,388	481,016
Dominion Resources, Inc.	6,881	511,052
DTE Energy Company	5,343	500,479
Public Service Enterprise Group, Inc.	11,201	468,986
SCANA Corporation	6,975	504,781
Sempra Energy	4,212	451,484
WEC Energy Group, Inc.	8,025	480,537
		4,386,511
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Partners LP Holdings LLC	10,773	244,978
Exxon Mobil Corporation	4,542	396,426
Marathon Petroleum Corporation	4,041	164,024
ONEOK, Inc.	3,187	163,780
Phillips 66	3,864	311,245
Plains GP Holdings LP - Class A	9,033	116,887
Tesoro Corporation	2,403	191,183
Valero Energy Corporation	4,070	215,710
		1,804,233
Personal Products - 0.3%
Estee Lauder Companies, Inc.	4,831	427,833
Pharmaceuticals - 1.5%
Eli Lilly and Company	4,830	387,656
Johnson & Johnson	5,175	611,323
Mallinckrodt PLC (a)	2,054	143,328
Merck & Company, Inc.	6,371	397,614
Mylan NV (a)	4,701	179,202
Pfizer, Inc.	13,498	457,177
Zoetis, Inc.	7,057	367,035
		2,543,335
Professional Services - 1.2%
Dun & Bradstreet Corporation	2,294	313,406
Equifax, Inc.	2,876	387,052
ManpowerGroup, Inc.	3,288	237,591
Nielsen Holdings PLC	8,451	452,720
Robert Half International, Inc.	6,059	229,394
Verisk Analytics, Inc. (a)	5,044	409,976
		2,030,139

Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A (a)	7,272	203,471
Jones Lang LaSalle, Inc.	1,608	182,974
The Howard Hughes Corporation (a)	2,121	242,854
		629,299
Road & Rail - 1.3%
AMERCO	849	275,271
CSX Corporation	10,442	318,481
JB Hunt Transport Services, Inc.	4,693	380,790
Kansas City Southern	3,119	291,065
Norfolk Southern Corporation	3,042	295,257
Old Dominion Freight Line, Inc. (a)	4,128	283,222
Union Pacific Corporation	3,447	336,186
		2,180,272
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	5,655	364,465
Applied Materials, Inc.	8,407	253,471
Intel Corporation	9,503	358,738
Lam Research Corporation	3,111	294,643
NVIDIA Corporation	3,810	261,061
ON Semiconductor Corporation (a)	19,264	237,332
QUALCOMM, Inc.	4,497	308,045
Skyworks Solutions, Inc.	2,725	207,482
Texas Instruments, Inc.	5,238	367,603
Xilinx, Inc.	5,945	323,051
		2,975,891
Software - 3.0%
Activision Blizzard, Inc.	5,596	247,903
Adobe Systems, Inc. (a)	3,048	330,830
ANSYS, Inc. (a)	3,769	349,047
CA, Inc.	11,690	386,705
Cadence Design Systems, Inc. (a)	13,988	357,114
CDK Global, Inc.	5,929	340,087
Citrix Systems, Inc. (a)	3,218	274,238
Dell Technologies Inc - VMware, Inc. (a)(b)	-	3
Manhattan Associates, Inc. (a)	3,452	198,904
Microsoft Corporation	5,769	332,294
Oracle Corporation	10,097	396,610
Red Hat, Inc. (a)	4,035	326,149
Symantec Corporation	9,252	232,225
Synopsys, Inc. (a)	7,690	456,402
Tyler Technologies, Inc. (a)	1,377	235,784
Ultimate Software Group, Inc. (a)	1,224	250,173
VMware, Inc. - Class A (a)	3,410	250,124
		4,964,592
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	2,182	325,380
AutoNation, Inc. (a)	4,748	231,275
AutoZone, Inc. (a)	598	459,467
Bed Bath & Beyond, Inc.	6,778	292,200
Best Buy Company, Inc.	5,423	207,050
Burlington Stores, Inc. (a)	2,907	235,525

CarMax, Inc. (a)	3,729	198,942
Dick's Sporting Goods, Inc.	4,260	241,627
Foot Locker, Inc.	4,262	288,623
L Brands, Inc.	3,503	247,907
Lowe's Companies, Inc.	4,942	356,862
Michaels Companies, Inc. (a)	10,045	242,788
O'Reilly Automotive, Inc. (a)	1,343	376,188
Ross Stores, Inc.	5,749	369,661
Signet Jewelers Ltd.	2,412	179,766
The Gap, Inc.	7,801	173,494
The Home Depot, Inc.	3,272	421,041
The TJX Companies, Inc.	5,203	389,080
Tiffany & Company	4,238	307,806
Tractor Supply Company	4,269	287,517
Ulta Salon, Cosmetics & Fragrances, Inc. (a)	1,019	242,502
Urban Outfitters, Inc. (a)	5,404	186,546
Williams-Sonoma, Inc.	4,459	227,766
		6,489,013
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	2,993	338,359
HP, Inc.	16,888	262,270
		600,629
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	2,924	253,540
Coach, Inc.	7,018	256,578
Hanesbrands, Inc.	8,672	218,968
NIKE, Inc. - Class B	5,962	313,899
PVH Corporation	2,119	234,150
VF Corporation	5,092	285,407
		1,562,542
Thrifts & Mortgage Finance - 0.3%
TFS Financial Corporation	24,326	433,246
Tobacco - 0.9%
Altria Group, Inc.	8,648	546,813
Philip Morris International, Inc.	5,379	522,946
Reynolds American, Inc.	8,872	418,315
		1,488,074
Trading Companies & Distributors - 1.0%
Fastenal Company	7,963	332,694
MSC Industrial Direct Company, Inc.	5,356	393,184
United Rentals, Inc. (a)	1,959	153,762
W.W. Grainger, Inc.	1,712	384,926
Watsco, Inc.	2,716	382,685
		1,647,251
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Company LLC	3,329	277,106
Water Utilities - 0.5%
American Water Works Company, Inc.	5,554	415,662
Aqua America, Inc.	14,921	454,792
		870,454
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (a)	6,384	298,261
TOTAL COMMON STOCKS (Cost $158,539,674)		165,457,606

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.31% (c)	296,659	296,659
TOTAL SHORT-TERM INVESTMENTS (Cost $296,659)		296,659
TOTAL INVESTMENTS - 99.9% (Cost $158,836,333)		165,754,265
Other Assets in Excess of Liabilities - 0.1%		115,384
NET ASSETS - 100.0%		$165,869,649

(a)	Non-income producing security.
(b)	Fund holds less than 0.5 shares of this security.
(c)	Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:
Cost of investments	$158,836,333
Gross unrealized appreciation	9,249,898
Gross unrealized depreciation	(2,331,966)
Net unrealized appreciation	$6,917,932

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
Schedule of Open Futures Contracts
September 30, 2016 (Unaudited)

Number of Contracts Purchased	Description	Notional Value	Unrealized Appreciation
3	S&P 500 E-Mini Future, December 2016	$324,060	$1,870
			$1,870

Victory CEMP Developed Enhanced Volatility Wtd Index ETF
Schedule of Investments
September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.2%
Australia - 4.6%
AMP Ltd.	20,209	$81,666
Aristocrat Leisure Ltd.	6,048	73,182
ASX Ltd.	2,870	105,786
Australia & New Zealand Banking Group Ltd.	3,653	77,249
Brambles Ltd.	9,986	91,561
Caltex Australia Ltd.	3,178	83,306
CIMIC Group Ltd.	1,992	43,816
Commonwealth Bank of Australia	1,660	91,983
Crown Resorts Ltd.	6,879	69,022
CSL Ltd.	1,233	100,973
Fortescue Metals Group Ltd.	7,709	29,205
Insurance Australia Group Ltd.	20,991	87,878
Macquarie Group Ltd.	1,091	68,420
Newcrest Mining Ltd.	2,443	41,490
QBE Insurance Group Ltd.	8,871	63,074
Ramsay Health Care Ltd.	1,447	87,622
Sonic Healthcare Ltd.	4,886	82,306
Suncorp Group Ltd.	9,583	88,819
Telstra Corporation Ltd.	28,890	114,535
TPG Telecom Ltd.	10,009	66,033
Westpac Banking Corporation	3,463	78,214
		1,626,140
Austria - 0.1%
Erste Group Bank AG	1,664	49,283
Belgium - 1.3%
Anheuser-Busch InBev SA/NV	666	87,235
Colruyt SA	1,736	96,259
Proximus SADP	2,948	88,040
Solvay SA - Class A	571	66,036
UCB SA	808	62,475
Umicore SA	1,189	74,571
		474,616
Canada - 11.7%
Alimentation Couche-Tard, Inc. - Class B (a)	2,400	116,309
Bank of Montreal (a)	2,400	157,268
Bank of Nova Scotia (a)	2,400	127,176
BCE, Inc.	2,400	110,840
Brookfield Asset Management, Inc. - Class A (a)	2,400	84,387
Canadian Imperial Bank of Commerce (a)	2,400	186,099
Canadian National Railway Company (a)	2,400	156,884
Canadian Utilities Ltd. - Class A (a)	2,400	67,722
CGI Group, Inc. - Class A (a)	2,400	114,315
Emera, Inc. (a)	4,800	173,092
Fortis, Inc.	2,400	77,180
George Weston Ltd. (a)	2,400	200,203

Gildan Activewear, Inc. (a)	2,400	67,027
Great-West Lifeco, Inc.	2,400	59,069
Hydro One Ltd. (Acquired 09/16/16. Cost $185.276) (a)(b)	9,500	187,545
IGM Financial, Inc. (a)	2,400	64,795
Intact Financial Corporation (a)	2,400	173,494
Inter Pipeline Ltd. (a)	2,400	50,673
Loblaw Companies Ltd. (a)	2,400	123,480
lululemon athletica, Inc. (a)	1,212	73,908
Magna International, Inc. (a)	2,400	103,028
Manulife Financial Corporation (a)	4,800	67,722
Metro, Inc. (a)	2,400	78,790
National Bank of Canada (a)	2,400	85,101
Open Text Corporation (a)	2,400	155,457
Pembina Pipeline Corporation (a)	2,400	73,137
Potash Corporation of Saskatchewan, Inc. (a)	9,500	154,598
Power Corporation of Canada	4,800	101,675
Power Financial Corporation	4,800	111,224
Restaurant Brands International, Inc. (a)	2,400	107,016
Rogers Communications, Inc. - Class B	2,400	101,821
Royal Bank of Canada (a)	2,400	148,652
Saputo, Inc. (a)	2,400	83,400
Shaw Communications, Inc. - Class B (a)	4,800	98,235
Sun Life Financial, Inc. (a)	2,400	78,094
TELUS Corporation	4,800	158,384
Toronto-Dominion Bank (a)	2,400	106,541
		4,184,341
Denmark - 1.5%
Chr. Hansen Holding A/S	1,308	77,755
Danske Bank A/S	2,259	65,917
DSV A/S	1,308	65,125
ISS A/S	2,330	96,710
Novo Nordisk A/S - Class B	1,332	55,347
Novozymes A/S - Class B	1,450	63,772
Pandora A/S	452	54,625
Vestas Wind System A/S	666	54,814
		534,065
Finland - 1.1%
Kone OYJ - Class B	1,403	71,191
Neste Oyj	1,569	66,871
Sampo Oyj - Class A	1,641	73,000
Stora Enso Oyj - Class R	5,896	52,357
UPM-Kymmene Oyj	2,639	55,733
Wartsila Oyj Abp	1,593	71,706
		390,858
France - 9.8%
Accor SA	1,308	51,883
Aeroports de Paris	951	94,311
Air Liquide SA	761	81,598
Airbus Group SE	1,070	64,715
Alcatel-Lucent SA (a)	22,849	89,836
Arkema SA	666	61,648
Atos SE	690	74,349

AXA SA	2,211	47,042
BNP Paribas SA	903	46,429
Bollore SA	20,162	70,099
Bureau Veritas SA	4,422	94,854
Capgemini SA	618	60,523
Carrefour SA	2,496	64,672
Christian Dior SE	452	81,013
Cie de Saint-Gobain	1,427	61,668
Cie Generale des Etablissements Michelin	713	78,862
CNP Assurances	3,448	57,926
Credit Agricole SA	4,660	45,951
Danone SA	1,236	91,708
Dassault Aviation SA	71	78,765
Dassault Systemes	975	84,588
Eiffage SA	1,022	79,400
Essilor International SA	666	85,888
Hermes International	214	87,084
Iliad SA	309	64,841
Ingenico Group SA	594	51,894
JCDecaux SA	1,712	55,349
Kering	333	67,166
Legrand SA	1,213	71,511
L'Oreal SA	476	89,886
LVMH Moet Hennessy Louis Vuitton SE	404	68,892
Natixis SA	9,130	42,553
Orange SA	4,684	73,297
Pernod Ricard SA	737	87,221
Peugeot SA (a)	2,687	41,036
Publicis Groupe SA	1,046	79,103
Renault SA	547	44,943
Sanofi	1,070	81,303
Sartorius Stedim Biotech	880	66,065
Schneider Electric SE	856	59,676
SEB SA	499	70,406
Societe BIC SA	523	77,346
Societe Generale SA	1,046	36,167
Sodexo SA	761	90,617
Suez	4,874	80,459
Thales SA	951	87,591
Valeo SA	975	56,877
Veolia Environnement SA	3,780	87,049
Vinci SA	1,189	90,986
Zodiac Aerospace	1,569	38,203
		3,495,249
Germany - 6.1%
Allianz SE	452	67,075
BASF SE	951	81,309
Bayer AG	666	66,908
Bayerische Motoren Werk AG	690	57,986
Beiersdorf AG	1,070	100,907
Brenntag AG	1,284	70,107
Commerzbank AG	6,110	39,384

Continental AG	309	64,963
Daimler AG	880	61,992
Deutsche Boerse AG	856	66,802
Deutsche Post AG	2,378	74,317
Deutsche Telekom AG	5,159	86,467
Evonik Industries AG	2,021	68,325
Fielmann AG	1,308	106,601
Fresenius Medical Care AG & Company KGaA	951	83,072
Fresenius SE & Company KGaA	1,046	83,439
GEA Group AG	1,236	68,604
Hannover Rueck SE	713	76,363
HOCHTIEF AG	452	63,749
Infineon Technologies AG	3,709	66,164
Linde AG	428	72,745
Merck KGaA	761	81,991
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	452	84,288
ProSiebenSat.1 Media SE	1,759	75,324
SAP SE	999	90,811
Siemens AG	666	77,958
Symrise AG	1,070	78,406
Talanx AG	2,568	78,307
Vonovia SE	2,140	81,026
		2,175,390
Hong Kong - 9.7%
AIA Group Ltd.	14,200	94,375
Bank Of East Asia Ltd.	14,200	57,577
Beijing Enterprise Holdings Ltd.	12,000	60,801
BOC Hong Kong Holdings Ltd.	24,000	81,069
Cheung Kong Property Holdings Ltd.	12,000	87,566
China Gas Holdings Ltd.	48,000	76,118
China Mobile Ltd.	12,000	145,196
China Resources Power Holdings Company Ltd.	48,000	82,678
China Taiping Insurance Holdings Company Ltd. (a)	23,800	46,947
China Unicom Hong Kong Ltd.	48,000	57,614
Chow Tai Fook Jewellery Group Ltd.	90,400	65,734
CITIC Ltd.	48,000	68,444
CK Hutchison Holdings Ltd.	12,000	152,545
CLP Holdings Ltd.	12,000	124,001
Dairy Farm International Holdings Ltd.	16,600	117,860
Fullshare Holdings Ltd.	120,000	69,620
Galaxy Entertainment Group Ltd.	24,000	90,351
Guangdong Investment Ltd.	96,000	152,483
Hanergy Thin Film Power Group Ltd. (a)(c)	26,000	570
Hang Lung Properties Ltd.	48,000	107,926
Hang Seng Bank Ltd.	4,800	85,710
Hong Kong & China Gas Company Ltd.	71,640	135,219
Hong Kong Exchanges and Clearing Ltd.	2,400	63,060
Hongkong Land Holdings Ltd.	11,900	84,490
Jardine Matheson Holdings Ltd.	2,400	145,464
Jardine Strategic Holdings Ltd.	2,400	78,480
MTR Corporation Ltd.	24,000	132,123
New World Development Company Ltd.	71,000	92,270

NWS Holdings Ltd.	48,000	80,078
Power Assets Holdings Ltd.	12,000	116,961
Sino Land Company Ltd.	48,000	84,905
Swire Pacific Ltd. - Class A	12,000	129,261
Swire Properties Ltd.	33,200	97,164
Techtronic Industries Company Ltd.	24,000	93,755
WH Group Ltd. (Acquired 09/18/15 through 09/19/16, Cost $101,121) (b)	131,000	105,389
Wheelock & Company, Ltd.	24,000	141,561
Yue Yuen Industrial Holdings Ltd.	12,000	49,507
		3,454,872
Ireland - 1.7%
Accenture PLC - Class A	832	101,646
Bank of Ireland (a)	145,508	30,240
CRH PLC	1,758	58,378
DCC PLC	879	80,037
Experian PLC	4,679	93,638
Jazz Pharmaceuticals PLC (a)	452	54,909
Kerry Group PLC - Class A	1,094	90,008
Medtronic PLC	1,331	114,998
		623,854
Israel - 0.9%
Bank Hapoalim BM	19,026	107,968
Check Point Software Technologies Ltd. (a)	1,236	95,926
Mobileye NV (a)	761	32,396
Teva Pharmaceutical Industries Ltd.	1,401	67,275
		303,565
Italy - 2.0%
Assicurazioni Generali SpA	3,448	42,064
Atlantia SpA	2,829	71,790
Davide Campari-Milano SpA	6,443	72,595
Enel SpA	15,930	71,008
EXOR SpA	1,022	41,388
Intesa Sanpaolo SpA	13,956	30,948
Leonardo-Finmeccanica SpA (a)	4,042	45,815
Luxottica Group SpA	1,379	65,868
Mediobanca SpA	4,446	28,918
Prada SpA	14,300	45,722
Snam SpA	15,288	84,770
Terna Rete Elettrica Nazionale SpA	16,714	86,143
UniCredit SpA	10,509	24,461
		711,490
Japan - 16.8%
ANA Holdings, Inc.	24,000	64,778
Asahi Glass Company Ltd.	24,000	153,838
Asahi Group Holdings Ltd.	2,400	86,765
Astellas Pharma, Inc.	4,800	74,481
Bridgestone Corporation	2,400	87,712
Canon, Inc.	2,400	69,192
Chubu Electric Power Company, Inc.	4,800	69,393
Chugai Pharmaceutical Company, Ltd.	2,400	86,031
Dai-ichi Life Insurance Company Ltd.	2,400	32,460
Daito Trust Construction Company Ltd.	2,400	382,821

Denso Corporation	2,400	94,670
FUJIFILM Holdings Corporation	2,400	87,996
Hankyu Hanshin Holdings, Inc.	2,400	82,126
Hoya Corporation	2,400	95,569
Isuzu Motors Ltd.	4,800	55,832
Japan Airlines Company Ltd.	2,400	70,032
Japan Exchange Group, Inc.	2,400	37,040
Japan Post Bank Company Ltd.	4,800	56,565
Japan Post Holdings Company Ltd.	2,400	29,892
Japan Post Insurance Company Ltd.	2,400	52,021
Japan Tobacco, Inc.	2,400	97,486
Kajima Corporation	24,000	166,619
Kao Corporation	2,400	134,692
KDDI Corporation	2,400	73,724
Komatsu Ltd.	2,400	54,317
Kubota Corporation	2,400	35,821
Kyocera Corporation	2,400	114,148
Kyowa Hakko Kirin Company Ltd.	4,800	75,073
M3, Inc.	2,400	81,416
Makita Corporation	2,400	169,459
Mazda Motor Corporation	2,400	36,247
Mitsubishi UFJ Financial Group, Inc.	7,100	35,365
Mizuho Financial Group, Inc.	28,500	47,385
NGK Insulators Ltd.	2,400	49,205
Nippon Telegraph & Telephone Corporation	2,400	109,202
Nissan Motor Company Ltd.	7,100	68,805
Nitto Denko Corporation	2,400	153,981
Nomura Research Institute Ltd.	2,400	82,126
NTT Data Corporation	2,400	119,047
NTT DOCOMO, Inc.	2,400	60,636
Obayashi Corporation	4,800	47,193
Odakyu Electric Railway Company Ltd.	12,000	265,076
Olympus Corporation	2,400	82,836
Omron Corporation	2,400	85,321
Ono Pharmaceutical Company Ltd.	2,400	66,423
Oriental Land Company Ltd.	2,400	145,176
ORIX Corporation	2,400	34,969
Osaka Gas Company Ltd.	24,000	99,900
Panasonic Corporation	4,800	47,430
Rakuten, Inc.	4,800	62,056
Recruit Holdings Company Ltd.	2,400	97,273
Renesas Electronics Corporation	7,100	42,990
Resona Holdings, Inc.	9,500	39,563
Ricoh Company Ltd.	4,800	43,075
Sekisui Chemical Company Ltd.	4,800	68,399
Sekisui House Ltd.	2,400	40,495
Seven & i Holdings Company Ltd.	2,400	112,586
Sompo Japan Nipponkoa Holdings, Inc.	2,400	70,186
Sumitomo Dainippon Pharma Company Ltd.	2,400	46,081
Sumitomo Electric Industries Ltd.	2,400	33,513
Sumitomo Mitsui Financial Group, Inc.	2,400	79,996
Sumitomo Mitsui Trust Holdings, Inc.	2,400	77,393

Suntory Beverage & Food Ltd.	2,400	102,953
Suzuki Motor Corporation	2,400	79,523
T&D Holdings, Inc.	2,400	26,732
Terumo Corporation	2,400	91,475
TOTO Ltd.	2,400	89,818
Toyota Motor Corporation	2,400	136,774
Unicharm Corporation	2,400	61,737
Yahoo Japan Corporation	14,300	56,689
Yamaha Corp.	2,400	76,919
Yamato Holdings Company, Ltd.	2,400	55,465
		5,999,983
Netherlands - 2.9%
AerCap Holdings NV (a)	1,117	42,993
Akzo Nobel NV	1,070	72,468
ASML Holding NV	690	75,721
GrandVision NV (Acquired 09/16/16, Cost $76,805) (b)	2,782	77,348
Heineken Holding NV	1,284	102,958
Heineken NV	1,189	104,596
ING Groep NV	3,709	45,790
Koninklijke Ahold Delhaize NV	3,757	85,633
Koninklijke DSM NV	1,189	80,354
Koninklijke KPN NV	21,850	72,532
Koninklijke Vopak NV	1,236	64,869
NN Group NV	1,997	61,355
Randstad Holding NV	1,094	49,834
Wolters Kluwer NV	2,235	95,645
		1,032,096
New Zealand - 0.2%
Auckland International Airport Ltd.	15,041	80,498
Norway - 1.1%
DNB ASA	4,514	59,117
Gjensidige Forsikring ASA	4,942	92,230
Marine Harvest ASA	4,823	86,330
Orkla ASA	10,359	107,029
Yara International ASA	1,901	63,156
		407,862
Portugal - 0.4%
EDP-Energias de Portugal SA	19,734	66,261
Jeronimo Martins SGPS SA	4,565	79,153
		145,414
Singapore - 2.2%
CapitaLand Ltd.	45,100	105,830
DBS Group Holdings Ltd.	7,100	80,127
Jardine Cycle & Carriage Ltd.	2,400	75,377
Keppel Corporation Ltd.	14,300	56,521
Oversea-Chinese Banking Corporation Ltd.	14,300	90,705
Singapore Airlines Ltd.	14,300	110,210
Singapore Technologies Engineering Ltd.	30,900	73,188
Singapore Telecommunications Ltd.	30,900	89,956
United Overseas Bank Ltd.	7,100	98,037
		779,951

South Africa - 0.1%
Steinhoff International Holdings NV	7,632	43,802
Spain - 3.4%
Abertis Infraestructuras SA	5,136	79,966
ACS Actividades de Construccion y Servicios SA	1,926	58,200
Aena SA (Acquired 03/18/16 through 08/01/16, Cost $79,011) (b)	571	84,221
Amadeus IT Group SA	1,712	85,524
Banco de Sabadell SA	28,935	37,055
Banco Santander SA	8,536	37,848
Bankia SA	46,268	37,942
Bankinter SA	8,940	63,591
Enagas SA	3,448	103,708
Ferrovial SA	3,448	73,400
Gamesa Corp Tecnologica SA	1,973	47,242
Gas Natural SDG SA	3,424	70,369
Grifols SA	4,018	86,572
Iberdrola SA	12,435	84,540
Industria de Diseno Textil SA	2,116	78,442
Mapfre SA	18,973	53,070
Red Electrica Corp SA	5,278	113,868
		1,195,558
Sweden - 3.4%
Alfa Laval AB	3,544	55,563
Assa Abloy AB - Class B	3,259	66,215
Atlas Copco AB - Class A	1,998	60,158
Autoliv, Inc.	571	60,983
Hennes & Mauritz AB - Class B	2,188	61,721
Hexagon AB - Class B	1,617	70,608
ICA Gruppen AB	1,950	64,395
Investment AB Latour	1,760	72,010
L E Lundbergforetagen AB - Class B	1,522	99,973
Nordea Bank AB	6,351	63,038
Skanska AB - Class B	2,926	68,317
SKF AB - Class B	3,354	57,902
Svenska Cellulosa AB SCA - Class B	2,402	71,342
Svenska Handelsbanken AB - Class A	4,638	63,741
Swedbank AB - Class A	2,854	67,068
Swedish Match AB	2,260	82,931
Telefonaktiebolaget LM Ericsson - Class B	7,802	56,341
Volvo AB - Class B	5,209	59,444
		1,201,750
Switzerland - 7.1%
ABB Ltd.	3,944	88,542
Actelion Ltd.	499	86,394
Barry Callebaut AG	71	94,350
Chubb Ltd.	903	113,462
Cie Financiere Richemont SA	1,093	66,604
Coca-Cola HBC AG	3,302	76,695
EMS-Chemie Holding AG	214	114,875
Galenica AG	48	50,940
Garmin Ltd.	1,236	59,464
Geberit AG	214	93,706
Givaudan SA	48	97,680

Julius Baer Group Ltd.	1,331	54,158
Kuehne + Nagel International AG - Class R	737	106,965
Lonza Group AG	428	81,767
Nestle SA	1,402	110,471
Novartis AG	1,236	97,201
Partners Group Holding AG	190	95,831
Roche Holdings AG	380	94,267
Schindler Holding AG	499	93,585
SGS SA	48	107,463
Sika AG	24	116,702
Sonova Holding AG	665	94,120
Swatch Group AG	238	67,297
Swiss Life Holding AG	309	79,993
Swiss Re AG	974	87,876
Swisscom AG	214	101,702
TE Connectivity Ltd.	1,284	82,664
UBS Group AG	3,540	48,208
Wolseley PLC	1,330	75,074
		2,538,056
United Kingdom - 11.1%
3i Group PLC	7,244	61,077
Admiral Group PLC	2,613	69,396
Aon PLC	1,046	117,665
Ashtead Group PLC	3,040	50,081
Associated British Foods PLC	1,401	47,213
Aviva PLC	8,480	48,417
Babcock International Group PLC	5,439	72,965
BAE Systems PLC	12,992	88,239
Barratt Developments PLC	5,344	34,238
British American Tobacco PLC	1,686	107,735
BT Group PLC	12,470	62,882
Bunzl PLC	3,373	99,679
Burberry Group PLC	3,373	60,288
Coca-Cola European Partners PLC	1,284	51,232
Compass Group PLC	5,178	100,336
Delphi Automotive PLC	785	55,986
Diageo PLC	3,800	108,875
Direct Line Insurance Group PLC	13,325	63,005
GKN PLC	14,703	61,040
Hargreaves Lansdown PLC	2,589	42,718
IHS Markit Ltd. (a)	1,997	74,987
Imperial Brands PLC	1,948	100,326
InterContinental Hotels Group PLC	1,330	54,819
International Consolidated Airlines Group SA	7,339	37,935
ITV PLC	16,888	40,977
Johnson Matthey PLC	1,663	71,002
Kingfisher PLC	14,703	71,826
Legal & General Group PLC	14,726	41,743
Marks & Spencer Group PLC	11,472	49,232
Merlin Entertainments PLC (Acquired 04/01/16 through 08/01/16, Cost $78,426) (b)	12,375	70,511
Michael Kors Holdings Ltd. (a)	951	44,497
National Grid PLC	7,672	108,589

Next PLC	713	44,137
Old Mutual PLC	20,403	53,525
Pentair PLC	1,141	73,298
Persimmon PLC	1,449	34,088
Prudential PLC	2,589	45,856
Reckitt Benckiser Group PLC	1,116	105,088
RELX NV	5,088	91,422
RELX PLC	5,297	100,445
Royal Mail PLC	11,449	72,640
RSA Insurance Group PLC	11,306	80,012
SABMiller PLC	1,101	64,146
Sage Group PLC	7,814	74,745
Schroders PLC	1,378	48,153
Severn Trent PLC	3,563	115,685
Sky PLC	6,746	78,169
Smith & Nephew PLC	5,748	92,681
Smiths Group PLC	4,157	78,881
SSE PLC	3,895	79,160
St James's Place PLC	3,872	47,577
Standard Life PLC	10,475	46,692
Taylor Wimpey PLC	15,463	30,885
Unilever PLC	2,161	102,361
United Utilities Group PLC	8,171	106,225
Whitbread PLC	1,093	55,477
WPP PLC	3,658	86,007
		3,976,866
TOTAL COMMON STOCKS (Cost $34,590,192)		35,425,559

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.31% (d)	174,178	174,178
TOTAL SHORT-TERM INVESTMENTS (Cost $174,178)		174,178
TOTAL INVESTMENTS - 99.7% (Cost $34,764,370)		35,599,737
Other Assets in Excess of Liabilities - 0.3%		114,416
NET ASSETS - 100.0%		$35,714,153

(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidlelines. The value of these securities total $525,014 or 1.47% of net assets.

(c)
As of September 30, 2016, the Fund has fair valued this security. This security is deemed illiquid according to the Fund's liquidity guidelines. The value of this security was $570 or 0.00% of net assets.

(d)	Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:
Cost of investments	$34,764,370
Gross unrealized appreciation	1,602,883
Gross unrealized depreciation	(767,516)
Net unrealized appreciation	$835,367

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

Victory CEMP Developed Enhanced Volatility Wtd Index ETF
Schedule of Open Futures Contracts
September 30, 2016 (Unaudited)

Number of Contracts Purchased	Description	Notional Value	Unrealized Depreciation
3	mini MSCI EAFE Future, December 2016	$256,005	$(277)
			$(277)

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Schedule of Investments
September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 1.6%
Lockheed Martin Corporation	14,233	$3,411,935
Air Freight & Logistics - 1.7%
United Parcel Service, Inc. - Class B	33,455	3,658,639
Automobiles - 1.7%
Ford Motor Company	137,994	1,665,588
General Motors Company	63,156	2,006,466
		3,672,054
Banks - 4.7%
BB&T Corporation	52,088	1,964,759
Cullen/Frost Bankers, Inc.	18,121	1,303,625
Huntington Bancshares, Inc.	151,646	1,495,230
PacWest Bancorp	33,540	1,439,201
People's United Financial, Inc.	124,293	1,966,315
Wells Fargo & Company	43,516	1,926,889
		10,096,019
Beverages - 1.6%
The Coca-Cola Company	80,155	3,392,160
Biotechnology - 0.8%
AbbVie, Inc.	27,398	1,727,992
Capital Markets - 3.4%
Ameriprise Financial, Inc.	15,187	1,515,207
CME Group, Inc.	23,094	2,413,785
Invesco Ltd.	42,316	1,323,221
T. Rowe Price Group, Inc.	30,597	2,034,701
		7,286,914
Chemicals - 2.5%
CF Industries Holdings, Inc.	35,874	873,532
Huntsman Corporation	53,893	876,839
LyondellBasell Industries NV - Class A	19,277	1,554,883
The Dow Chemical Company	40,281	2,087,764
		5,393,018
Communications Equipment - 1.0%
Cisco Systems, Inc.	65,297	2,071,221
Consumer Finance - 0.5%
Navient Corporation	78,906	1,141,770
Containers & Packaging - 2.7%
International Paper Company	35,632	1,709,623
Packaging Corporation of America	19,120	1,553,691
Sonoco Products Company	46,826	2,473,818
		5,737,132
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	92,991	3,776,364
CenturyLink, Inc.	57,269	1,570,889
Verizon Communications, Inc.	58,660	3,049,147
		8,396,400
Electric Utilities - 14.5%
Alliant Energy Corporation	74,598	2,857,849
American Electric Power Company, Inc.	44,645	2,866,655
Duke Energy Corporation	37,413	2,994,537
Eversource Energy	55,712	3,018,476
Exelon Corporation	70,611	2,350,640
OGE Energy Corporation	69,503	2,197,685
PG&E Corporation	49,310	3,016,293
Pinnacle West Capital Corporation	38,855	2,952,591
PPL Corporation	79,154	2,736,354
Southern Company	64,452	3,306,388
Xcel Energy, Inc.	74,066	3,047,075
		31,344,543
Electrical Equipment - 1.9%
Eaton Corporation PLC	29,690	1,950,930
Emerson Electric Company	39,622	2,159,795
		4,110,725

Food & Staples Retailing - 1.1%
Wal-Mart Stores, Inc.	33,975	2,450,277
Food Products - 1.4%
Archer-Daniels-Midland Company	37,562	1,583,989
Pilgrim's Pride Corporation	66,631	1,407,247
		2,991,236
Hotels, Restaurants & Leisure - 4.0%
Carnival Corporation	37,259	1,818,984
Darden Restaurants, Inc.	37,233	2,283,128
Las Vegas Sands Corporation	24,712	1,421,928
McDonald's Corporation	26,172	3,019,202
		8,543,242
Household Products - 3.2%
Kimberly-Clark Corporation	24,256	3,059,652
Procter & Gamble Company	42,200	3,787,450
		6,847,102
Insurance - 9.9%
American Financial Group, Inc.	39,186	2,938,950
Arthur J Gallagher & Company	54,706	2,782,894
Cincinnati Financial Corporation	38,576	2,909,402
Erie Indemnity Company - Class A	24,579	2,508,779
MetLife, Inc.	31,424	1,396,168
Old Republic International Corporation	156,700	2,761,054
Principal Financial Group, Inc.	31,032	1,598,458
Progressive Corporation	90,906	2,863,539
Prudential Financial, Inc.	19,203	1,567,925
		21,327,169
IT Services - 3.6%
International Business Machines Corporation	14,292	2,270,284
Leidos Holdings, Inc.	25,063	1,084,727
Paychex, Inc.	42,365	2,451,662
The Western Union Company	97,056	2,020,706
		7,827,379
Machinery - 1.7%
Cummins, Inc.	15,316	1,962,745
Deere & Company	20,982	1,790,814
		3,753,559
Media - 2.1%
Cinemark Holdings, Inc.	49,579	1,897,884
TEGNA, Inc.	76,570	1,673,820
Viacom, Inc.	24,398	929,564
		4,501,268
Multiline Retail - 2.6%
Kohl's Corporation	24,389	1,067,019
Macy's, Inc.	33,094	1,226,133
Nordstrom, Inc.	24,460	1,268,985
Target Corporation	29,464	2,023,587
		5,585,724
Multi-Utilities - 9.6%
Ameren Corporation	59,569	2,929,603
Consolidated Edison, Inc.	38,542	2,902,213
Dominion Resources, Inc.	41,513	3,083,170
DTE Energy Company	32,233	3,019,265
Public Service Enterprise Group, Inc.	67,580	2,829,575
SCANA Corporation	42,075	3,044,968
WEC Energy Group, Inc.	48,418	2,899,270
		20,708,064
Oil, Gas & Consumable Fuels - 3.8%
Exxon Mobil Corporation	27,404	2,391,821
Marathon Petroleum Corporation	24,379	989,544
ONEOK, Inc.	19,228	988,127
Phillips 66	23,308	1,877,459
Plains GP Holdings LP - Class A	54,491	705,114
Valero Energy Corporation	24,562	1,301,786
		8,253,851
Pharmaceuticals - 2.4%
Merck & Company, Inc.	38,434	2,398,666
Pfizer, Inc.	81,431	2,758,068
		5,156,734

Semiconductors & Semiconductor Equipment - 1.9%
Intel Corporation	57,319	2,163,792
QUALCOMM, Inc.	27,130	1,858,405
		4,022,197
Software - 1.7%
CA, Inc.	70,525	2,332,967
Symantec Corporation	55,815	1,400,956
		3,733,923
Specialty Retail - 1.7%
Best Buy Company, Inc.	32,713	1,248,982
L Brands, Inc.	21,126	1,495,087
The Gap, Inc.	47,056	1,046,526
		3,790,595
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	101,887	1,582,305
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	42,333	1,547,694
Tobacco - 4.2%
Altria Group, Inc.	52,167	3,298,519
Philip Morris International, Inc.	32,442	3,154,011
Reynolds American, Inc.	53,530	2,523,940
		8,976,470
Transportation Infrastructure - 0.8%
Macquarie Infrastructure Company LLC	20,079	1,671,376
TOTAL COMMON STOCKS (Cost $208,948,076)		214,710,687

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.31% (a)	730,448	730,448
TOTAL SHORT-TERM INVESTMENTS (Cost $730,448)		730,448
TOTAL INVESTMENTS - 99.9% (Cost $209,678,524)		215,441,135
Other Assets in Excess of Liabilities - 0.1%		307,062
NET ASSETS - 100.0%		$215,748,197

(a)	Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:
Cost of investments	$209,678,524
Gross unrealized appreciation	7,417,947
Gross unrealized depreciation	(1,655,336)
Net unrealized appreciation	$5,762,611

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Schedule of Open Futures Contracts
September 30, 2016 (Unaudited)

Number of Contracts Purchased	Description	Notional Value	Unrealized Appreciation
7	S&P 500 E-Mini Future, December 2016	$756,140	$8,237
			$8,237

Victory CEMP US Small Cap Volatility Wtd Index ETF
Schedule of Investments
September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 1.3%
AAR Corporation	941	$29,472
Astronics Corporation (a)	442	19,912
DigitalGlobe, Inc. (a)	814	22,385
Mercury Systems, Inc. (a)	1,230	30,221
Moog, Inc. - Class A (a)	445	26,496
National Presto Industries, Inc.	423	37,135
TASER International, Inc. (a)	989	28,295
		193,916
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	1,755	25,184
Echo Global Logistics, Inc. (a)	1,091	25,158
Hub Group, Inc. - Class A (a)	760	30,978
		81,320
Airlines - 0.6%
Allegiant Travel Company	195	25,753
Hawaiian Holdings, Inc. (a)	487	23,668
SkyWest, Inc.	773	20,415
Spirit Airlines, Inc. (a)	539	22,924
		92,760
Auto Components - 2.2%
American Axle & Manufacturing Holdings, Inc. (a)	1,037	17,857
Cooper Standard Holding, Inc. (a)	328	32,406
Cooper Tire & Rubber Company	839	31,899
Dorman Products, Inc. (a)	527	33,675
Drew Industries, Inc.	348	34,111
Fox Factory Holdings Corporation (a)	1,353	31,079
Gentherm, Inc. (a)	643	20,203
Metaldyne Performance Group, Inc.	1,344	21,302
Standard Motor Products, Inc.	567	27,080
Stoneridge, Inc. (a)	1,350	24,840
Superior Industries International, Inc.	1,034	30,152
Visteon Corporation	196	14,045
		318,649
Automobiles - 0.2%
Winnebago Industries, Inc.	1,251	29,486
Banks - 14.3%
1st Source Corporation	1,209	43,155
Ameris Bancorp	1,039	36,313
Associated Banc-Corp	1,694	33,185
Banc of California, Inc.	1,282	22,384
BancFirst Corporation	542	39,300
BancorpSouth, Inc.	1,278	29,650
Banner Corporation	803	35,123
BNC Bancorp	1,494	36,334
Boston Private Financial Holdings, Inc.	2,643	33,910
Capital Bank Financial Corporation	1,326	42,578

Cathay General Bancorp	1,097	33,766
Chemical Financial Corporation	920	40,600
Columbia Banking System, Inc.	1,030	33,702
Community Bank Systems, Inc.	872	41,952
CVB Financial Corporation	1,984	34,938
Eagle Bancorp, Inc. (a)	650	32,064
FCB Financial Holdings, Inc. (a)	891	34,241
First Busey Corporation	1,970	44,522
First Commonwealth Financial Corporation	3,478	35,093
First Financial Bancorp	1,800	39,312
First Financial Bankshares, Inc.	836	30,464
First Interstate BancSystem, Inc. - Class A	1,367	43,074
First Merchants Corporation	1,449	38,761
First Midwest Bancorp, Inc.	1,771	34,287
FNB Corporation	2,702	33,235
Fulton Financial Corporation	2,597	37,708
Glacier Bancorp, Inc.	1,182	33,711
Great Western Bancorp, Inc.	983	32,754
Hancock Holding Company	824	26,722
Heartland Financial USA, Inc.	803	28,964
Hilltop Holdings, Inc. (a)	1,278	28,704
Hope Bancorp, Inc.	1,919	33,333
IBERIABANK Corporation	425	28,526
Independent Bank Corporation	674	36,457
International Bancshares Corporation	1,036	30,852
Lakeland Financial Corporation	1,273	45,090
LegacyTexas Financial Group, Inc.	789	24,956
MB Financial, Inc.	886	33,703
NBT Bancorp, Inc.	1,280	42,074
Old National Bancorp	2,595	36,486
Opus Bank	793	28,048
Park National Corporation	359	34,464
Pinnacle Financial Partners, Inc.	569	30,771
Renasant Corporation	1,047	35,211
S&T Bancorp, Inc.	1,149	33,309
ServisFirst Bancshares, Inc.	605	31,406
Simmons First National Corporation - Class A	658	32,834
South State Corporation	497	37,295
Sterling Bancorp	2,040	35,700
TCF Financial Corporation	2,003	29,063
Texas Capital Bancshares, Inc. (a)	392	21,529
Tompkins Financial Corporation	484	36,982
Towne Bank	1,731	41,596
Trustmark Corporation	1,441	39,714
Union Bankshares Corporation	1,434	38,388
United Community Banks, Inc.	1,694	35,608
Valley National Bancorp	3,798	36,954
WesBanco, Inc.	1,402	46,098
Westamerica Bancorporation	755	38,414
Wintrust Financial Corporation	596	33,120
		2,098,487
Beverages - 0.4%
MGP Ingredients, Inc.	437	17,707

National Beverage Corporation (a)	482	21,232
The Boston Beer Company, Inc. - Class A (a)	134	20,805
		59,744
Biotechnology - 0.5%
Insys Therapeutics, Inc. (a)	816	9,621
MiMedx Group, Inc. (a)	2,931	25,148
Myriad Genetics, Inc. (a)	803	16,526
Repligen Corporation (a)	580	17,510
		68,805
Building Products - 2.6%
AAON, Inc.	1,074	30,953
American Woodmark Corporation (a)	264	21,270
Apogee Enterprises, Inc.	623	27,842
Continental Building Products, Inc. (a)	1,208	25,356
CSW Industrials, Inc. (a)	1,193	38,641
Gibraltar Industries, Inc. (a)	531	19,727
Griffon Corporation	2,218	37,728
Insteel Industries, Inc.	712	25,803
NCI Building Systems, Inc. (a)	1,623	23,680
Patrick Industries, Inc. (a)	331	20,495
PGT, Inc. (a)	1,756	18,736
Simpson Manufacturing Company, Inc.	1,024	45,005
Trex Company, Inc. (a)	390	22,901
Universal Forest Products, Inc.	257	25,312
		383,449
Capital Markets - 2.4%
Artisan Partners Asset Management, Inc. - Class A	955	25,976
BGC Partners, Inc. - Class A	4,679	40,941
Cohen & Steers, Inc.	797	34,072
Evercore Partners, Inc. - Class A	485	24,982
Financial Engines, Inc.	695	20,648
Houlihan Lokey, Inc.	1,267	31,738
Janus Capital Group, Inc.	1,879	26,325
LPL Financial Holdings, Inc.	444	13,280
Moelis & Company - Class A	1,109	29,821
NorthStar Asset Management Group, Inc.	1,733	22,408
Stifel Financial Corporation (a)	560	21,532
Virtu Financial, Inc.	2,004	30,000
Waddell & Reed Financial, Inc. - Class A	1,056	19,177
WisdomTree Investments, Inc.	1,602	16,485
		357,385
Chemicals - 2.3%
American Vanguard Corporation	1,007	16,172
Balchem Corporation	413	32,020
Calgon Carbon Corporation	1,749	26,532
FutureFuel Corporation	2,035	22,955
HB Fuller Company	798	37,083
Innospec, Inc.	589	35,817
Minerals Technologies, Inc.	372	26,297
PolyOne Corporation	869	29,381
Quaker Chemical Corporation	375	39,724
Rayonier Advanced Materials, Inc.	1,119	14,961
Stepan Company	448	32,552

Trinseo SA	452	25,565
		339,059
Commercial Services & Supplies - 3.5%
ABM Industries, Inc.	1,271	50,459
ACCO Brands Corporation (a)	2,258	21,767
Healthcare Services Group, Inc.	1,194	47,259
Herman Miller, Inc.	900	25,740
HNI Corporation	533	21,213
Interface, Inc.	1,452	24,234
Knoll, Inc.	1,291	29,499
Matthews International Corporation - Class A	696	42,289
McGrath RentCorp	1,072	33,993
Mobile Mini, Inc.	898	27,120
MSA Safety, Inc.	601	34,882
Multi-Color Corporation	344	22,704
Steelcase, Inc. - Class A	2,292	31,836
UniFirst Corporation	326	42,986
US Ecology, Inc.	613	27,487
West Corporation	1,192	26,319
		509,787
Communications Equipment - 1.2%
ADTRAN, Inc.	1,733	33,170
Finisar Corporation (a)	972	28,965
Infinera Corporation (a)	1,491	13,464
InterDigital, Inc.	500	39,600
NETGEAR, Inc. (a)	574	34,721
Plantronics, Inc.	385	20,005
		169,925
Construction & Engineering - 1.0%
Argan, Inc.	568	33,620
Comfort Systems USA, Inc.	1,018	29,838
Dycom Industries, Inc. (a)	243	19,872
KBR, Inc.	1,613	24,405
Primoris Services Corporation	1,377	28,366
Tutor Perini Corporation (a)	701	15,050
		151,151
Construction Materials - 0.2%
Headwaters, Inc. (a)	1,511	25,566
Consumer Finance - 0.5%
FirstCash, Inc.	435	20,480
Nelnet, Inc. - Class A	779	31,448
PRA Group, Inc. (a)	511	17,650
		69,578
Containers & Packaging - 0.3%
Silgan Holdings, Inc.	908	45,936
Distributors - 0.2%
Core-Mark Holding Company, Inc.	695	24,881
Diversified Consumer Services - 0.6%
Capella Education Company	554	32,154
Grand Canyon Education, Inc. (a)	794	32,070
Strayer Education, Inc. (a)	499	23,293
		87,517

Diversified Telecommunication Services - 0.5%
Cincinnati Bell, Inc. (a)	5,910	24,113
Cogent Communications Holdings, Inc.	810	29,816
Inteliquent, Inc.	1,320	21,305
		75,234
Electric Utilities - 1.0%
ALLETE, Inc.	842	50,200
MGE Energy, Inc.	829	46,847
Otter Tail Corporation	1,275	44,102
		141,149
Electrical Equipment - 0.8%
AZZ, Inc.	560	36,551
Encore Wire Corporation	689	25,335
Generac Holdings, Inc. (a)	648	23,522
Thermon Group Holdings, Inc. (a)	1,527	30,158
		115,566
Electronic Equipment, Instruments & Components - 3.6%
Anixter International, Inc. (a)	379	24,445
AVX Corporation	3,046	42,004
Badger Meter, Inc.	1,012	33,912
Benchmark Electronics, Inc. (a)	1,289	32,161
Coherent, Inc. (a)	240	26,530
ePlus, Inc. (a)	274	25,868
II-VI, Inc. (a)	1,258	30,607
Insight Enterprises, Inc. (a)	816	26,561
Littelfuse, Inc.	293	37,741
Methode Electronics, Inc.	834	29,165
MTS Systems Corporation	453	20,852
OSI Systems, Inc. (a)	236	15,430
Plexus Corporation (a)	709	33,167
Rogers Corporation (a)	396	24,188
Sanmina Corporation (a)	950	27,046
ScanSource, Inc. (a)	704	25,696
Tech Data Corporation (a)	397	33,630
Universal Display Corporation (a)	331	18,374
VeriFone Systems, Inc. (a)	1,205	18,967
		526,344
Energy Equipment & Services - 0.4%
Atwood Oceanics, Inc.	1,268	11,019
Dril-Quip, Inc. (a)	507	28,260
Oceaneering International, Inc.	806	22,173
		61,452
Food & Staples Retailing - 1.2%
Ingles Markets, Inc. - Class A	628	24,831
Performance Food Group Company (a)	1,206	29,909
PriceSmart, Inc.	406	34,006
SpartanNash Company	770	22,268
SUPERVALU, Inc. (a)	2,933	14,636
United Natural Foods, Inc. (a)	443	17,738
Weis Markets, Inc.	701	37,153
		180,541
Food Products - 1.5%
Calavo Growers, Inc.	404	26,434
Dean Foods Company	1,911	31,340

J&J Snack Foods Corporation	472	56,225
John B Sanfilippo & Son, Inc.	401	20,583
Omega Protein Corporation (a)	718	16,780
Sanderson Farms, Inc.	317	30,536
Tootsie Roll Industries, Inc.	1,235	45,485
		227,383
Gas Utilities - 0.2%
Chesapeake Utilities Corporation	499	30,469
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	501	25,862
Anika Therapeutics, Inc. (a)	617	29,523
Atrion Corporation	99	42,233
CryoLife, Inc.	1,570	27,585
Cynosure, Inc. (a)	479	24,400
Globus Medical, Inc. (a)	1,132	25,549
ICU Medical, Inc. (a)	262	33,112
Inogen, Inc. (a)	382	22,882
Masimo Corporation (a)	566	33,671
Meridian Bioscience, Inc.	1,909	36,825
Merit Medical Systems, Inc. (a)	1,277	31,018
Natus Medical, Inc. (a)	494	19,409
Neogen Corporation (a)	500	27,970
Penumbra, Inc. (a)	336	25,533
		405,572
Health Care Providers & Services - 3.5%
Aceto Corporation	1,000	18,990
Adeptus Health, Inc. - Class A (a)	413	17,780
Air Methods Corporation (a)	718	22,610
Amedisys, Inc. (a)	489	23,198
AMN Healthcare Services, Inc. (a)	608	19,377
BioTelemetry, Inc. (a)	1,083	20,111
Chemed Corporation	296	41,757
CorVel Corporation (a)	757	29,069
Diplomat Pharmacy, Inc. (a)	545	15,265
HealthEquity, Inc. (a)	626	23,694
LHC Group, Inc. (a)	830	30,610
Lifepoint Health, Inc. (a)	497	29,437
National HealthCare Corporation	792	52,264
Owens & Minor, Inc.	1,148	39,870
PharMerica Corporation (a)	623	17,488
Select Medical Holdings Corporation (a)	1,587	21,425
Surgical Care Affiliates, Inc. (a)	674	32,864
The Ensign Group, Inc.	1,339	26,954
US Physical Therapy, Inc.	515	32,291
		515,054
Health Care Technology - 0.4%
HealthStream, Inc. (a)	926	25,558
HMS Holdings Corporation (a)	1,001	22,192
Inovalon Holdings, Inc. - Class A (a)	1,006	14,798
		62,548
Hotels, Restaurants & Leisure - 5.1%
BJ's Restaurants, Inc. (a)	813	28,902
Bob Evans Farms, Inc.	913	34,968

Bojangles', Inc. (a)	1,354	21,610
Brinker International, Inc.	605	30,510
Buffalo Wild Wings, Inc. (a)	163	22,941
Choice Hotels International, Inc.	764	34,441
Churchill Downs, Inc.	247	36,148
Chuy's Holdings, Inc. (a)	881	24,615
Dave & Buster's Entertainment, Inc. (a)	606	23,743
DineEquity, Inc.	501	39,674
El Pollo Loco Holdings, Inc. (a)	1,473	18,545
Eldorado Resorts, Inc. (a)	2,250	31,635
Fiesta Restaurant Group, Inc. (a)	814	19,536
Interval Leisure Group, Inc.	1,638	28,125
Isle of Capri Casinos, Inc. (a)	1,525	33,977
Marriott Vacations Worldwide Corporation	321	23,536
Papa John's International, Inc.	425	33,511
Popeyes Louisiana Kitchen, Inc. (a)	700	37,198
Red Robin Gourmet Burgers, Inc. (a)	464	20,852
Ruth's Hospitality Group, Inc.	2,255	31,841
Shake Shack, Inc. (a)	533	18,479
Sonic Corporation	1,015	26,573
The Cheesecake Factory, Inc.	830	41,550
The Marcus Corporation	1,475	36,934
Wendy's Company	3,169	34,225
Wingstop, Inc.	804	23,557
		757,626
Household Durables - 3.1%
Cavco Industries, Inc. (a)	289	28,625
Ethan Allen Interiors, Inc.	908	28,393
Helen of Troy Ltd. (a)	426	36,708
Installed Building Products, Inc. (a)	662	23,746
iRobot Corporation (a)	720	31,666
KB Home	1,513	24,390
La-Z-Boy, Inc.	917	22,522
LGI Homes, Inc. (a)	502	18,494
M/I Homes, Inc. (a)	1,288	30,358
MDC Holdings, Inc.	1,216	31,373
Meritage Homes Corporation (a)	631	21,896
Taylor Morrison Home Corporation - Class A (a)	1,417	24,939
TopBuild Corporation (a)	827	27,456
TRI Pointe Group, Inc. (a)	1,976	26,044
Universal Electronics, Inc. (a)	405	30,156
WCI Communities, Inc. (a)	1,309	31,050
William Lyon Homes (a)	839	15,563
		453,379
Household Products - 0.3%
WD-40 Company	387	43,510
Independent Power and Renewable Electricity Producers - 0.2%
8Point3 Energy Partners LP	1,806	26,006
Independent Power and Renewable Electricity Producers - 0.3%
Ormat Technologies, Inc.	894	43,279
Insurance - 4.2%
AMERISAFE, Inc.	676	39,735
CNO Financial Group, Inc.	1,717	26,219

Employers Holdings, Inc.	928	27,682
FBL Financial Group, Inc. - Class A	571	36,527
Fidelity & Guaranty Life	2,596	60,201
Horace Mann Educators Corporation	1,122	41,121
Infinity Property & Casualty Corporation	597	49,330
Mercury General Corporation	798	43,770
National General Holdings Corporation	1,520	33,805
Navigators Group, Inc.	452	43,808
Primerica, Inc.	500	26,515
ProAssurance Corporation	1,059	55,576
Safety Insurance Group, Inc.	788	52,970
Selective Insurance Group, Inc.	1,049	41,813
United Fire Group, Inc.	853	36,099
		615,171
Internet & Catalog Retail - 0.3%
HSN, Inc.	722	28,735
Nutrisystem, Inc.	769	22,832
		51,567
Internet Software & Services - 0.9%
Alarm.com Holdings, Inc. (a)	766	22,107
NIC, Inc.	1,532	36,002
Shutterstock, Inc. (a)	344	21,913
SPS Commerce, Inc. (a)	329	24,152
WebMD Health Corporation (a)	529	26,291
		130,465
IT Services - 2.8%
CACI International, Inc. - Class A (a)	274	27,647
Cass Information Systems, Inc.	658	37,276
Convergys Corporation	1,246	37,903
CSG Systems International, Inc.	716	29,592
ExlService Holdings, Inc. (a)	684	34,091
Forrester Research, Inc.	911	35,438
ManTech International Corporation - Class A	835	31,471
NeuStar, Inc. - Class A (a)	991	26,351
Perficient, Inc. (a)	1,575	31,736
Science Applications International Corporation	521	36,142
Sykes Enterprises, Inc. (a)	1,319	37,103
TeleTech Holdings, Inc.	1,407	40,789
		405,539
Leisure Products - 0.6%
Nautilus, Inc. (a)	715	16,245
Smith & Wesson Holdings Corporation (a)	722	19,198
Sturm Ruger & Company, Inc.	391	22,584
Vista Outdoor, Inc. (a)	735	29,297
		87,324
Life Sciences Tools & Services - 0.6%
Cambrex Corporation (a)	492	21,875
INC Research Holdings, Inc. - Class A (a)	635	28,308
Luminex Corporation (a)	1,504	34,171
		84,354
Machinery - 5.1%
Alamo Group, Inc.	507	33,406
Albany International Corporation	757	32,082

Altra Industrial Motion Corporation	1,362	39,457
American Railcar Industries, Inc.	546	22,643
Astec Industries, Inc.	496	29,695
Barnes Group, Inc.	795	32,237
Douglas Dynamics, Inc.	908	29,002
ESCO Technologies, Inc.	1,087	50,459
Federal Signal Corporation	1,657	21,972
Franklin Electric Company, Inc.	773	31,469
Global Brass & Copper Holdings, Inc.	959	27,705
Greenbrier Companies, Inc.	486	17,156
Hillenbrand, Inc.	1,294	40,942
Hyster-Yale Materials Handling, Inc.	499	30,005
John Bean Technologies Corporation	359	25,327
Kadant, Inc.	687	35,800
Lydall, Inc. (a)	556	28,428
Mueller Industries, Inc.	1,120	36,310
Mueller Water Products, Inc.	2,779	34,876
Proto Labs, Inc. (a)	359	21,508
RBC Bearings, Inc. (a)	488	37,322
Standex International Corporation	446	41,420
Sun Hydraulics Corporation	978	31,560
Wabash National Corporation (a)	1,769	25,191
		755,972
Marine - 0.4%
Kirby Corporation (a)	489	30,396
Matson, Inc.	660	26,321
		56,717
Media - 1.2%
AMC Entertainment Holdings, Inc.	903	28,074
Entravision Communications Corporation - Class A	3,563	27,186
Gannett Company, Inc.	2,262	26,330
Gray Television, Inc. (a)	1,792	18,565
New Media Investment Group, Inc.	1,634	25,327
Nexstar Broadcasting Group, Inc. - Class A	415	23,950
Sinclair Broadcast Group, Inc. - Class A	997	28,793
		178,225
Metals & Mining - 0.8%
Compass Minerals International, Inc.	493	36,334
Kaiser Aluminum Corporation	412	35,634
Materion Corporation	758	23,278
Worthington Industries, Inc.	613	29,443
		124,689
Multiline Retail - 0.3%
Dillard's, Inc.	431	27,157
Ollie's Bargain Outlet Holdings, Inc. (a)	904	23,694
		50,851
Multi-Utilities - 1.0%
Avista Corporation	1,258	52,572
NorthWestern Corporation	933	53,676
Unitil Corporation	1,053	41,130
		147,378
Oil, Gas & Consumable Fuels - 0.3%
REX American Resources Corporation (a)	350	29,666
Western Refining, Inc.	650	17,199
		46,865

Paper & Forest Products - 1.2%
Boise Cascade Company (a)	579	14,707
Clearwater Paper Corporation (a)	429	27,743
Domtar Corporation	753	27,959
KapStone Paper & Packaging Corporation - Class A	678	12,828
Neenah Paper, Inc.	499	39,426
PH Glatfelter Company	943	20,444
Schweitzer-Mauduit International, Inc.	725	27,956
		171,063
Personal Products - 0.5%
Inter Parfums, Inc.	752	24,267
Revlon, Inc. (a)	672	24,716
USANA Health Sciences, Inc. (a)	142	19,646
		68,629
Pharmaceuticals - 0.5%
ANI Pharmaceuticals, Inc. (a)	303	20,104
Phibro Animal Health Corporation - Class A	768	20,874
SciClone Pharmaceuticals, Inc. (a)	1,896	19,434
Supernus Pharmaceuticals, Inc. (a)	823	20,353
		80,765
Professional Services - 2.9%
CEB, Inc.	542	29,523
Exponent, Inc.	740	37,784
FTI Consulting, Inc. (a)	690	30,746
Huron Consulting Group, Inc. (a)	492	29,402
ICF International, Inc. (a)	860	38,115
Insperity, Inc.	392	28,475
Kelly Services, Inc. - Class A	1,613	31,002
Kforce, Inc.	1,112	22,785
Mistras Group, Inc. (a)	895	21,006
Navigant Consulting, Inc. (a)	1,659	33,545
On Assignment, Inc. (a)	656	23,806
Resources Connection, Inc.	1,924	28,745
RPX Corporation (a)	2,147	22,951
TriNet Group, Inc. (a)	1,168	25,264
WageWorks, Inc. (a)	507	30,881
		434,030
Real Estate Management & Development - 0.3%
HFF, Inc. - Class A	951	26,333
Marcus & Millichap, Inc. (a)	977	25,549
		51,882
Road & Rail - 1.4%
Heartland Express, Inc.	1,677	31,662
Knight Transportation, Inc.	960	27,542
Landstar System, Inc.	613	41,733
Marten Transport Ltd.	1,498	31,458
Saia, Inc. (a)	684	20,493
Swift Transportation Company (a)	932	20,010
Werner Enterprises, Inc.	1,146	26,667
		199,565

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (a)	714	33,787
Ambarella, Inc. (a)	270	19,875
Cabot Microelectronics Corporation	712	37,672
CEVA, Inc. (a)	724	25,391
Entegris, Inc. (a)	1,807	31,478
Integrated Device Technology, Inc. (a)	843	19,473
Intersil Corporation	1,273	27,917
MKS Instrument, Inc.	737	36,651
NeoPhotonics Corporation (a)	927	15,147
PDF Solutions, Inc. (a)	1,449	26,328
Photronics, Inc. (a)	2,953	30,446
Power Integrations, Inc.	542	34,162
Rambus, Inc. (a)	2,462	30,775
Rudolph Technologies, Inc. (a)	1,650	29,271
Silicon Laboratories, Inc. (a)	553	32,516
Tessera Technologies, Inc.	1,000	38,440
		469,329
Software - 1.2%
Ebix, Inc.	397	22,569
Gigamon, Inc. (a)	411	22,523
MicroStrategy, Inc. (a)	144	24,111
Monotype Imaging Holdings, Inc.	1,145	25,316
Pegasystems, Inc.	1,140	33,619
Qualys, Inc. (a)	500	19,095
TiVo Corporation (a)	1	10
VASCO Data Security International, Inc. (a)	1,374	24,196
		171,439
Specialty Retail - 3.6%
Aaron's, Inc.	971	24,683
Asbury Automotive Group, Inc. (a)	388	21,600
Caleres, Inc.	1,044	26,403
DSW, Inc. - Class A	1,022	20,930
Express, Inc. (a)	1,629	19,206
Five Below, Inc. (a)	683	27,518
Francesca's Holdings Corporation (a)	1,119	17,266
GameStop Corporation	946	26,100
Genesco, Inc. (a)	573	31,206
GNC Holdings, Inc.	673	13,743
Hibbett Sports, Inc. (a)	732	29,207
Lithia Motors, Inc. - Class A	263	25,122
MarineMax, Inc. (a)	1,008	21,118
Monro Muffler Brake, Inc.	583	35,662
Murphy USA, Inc. (a)	451	32,183
Office Depot, Inc.	3,310	11,817
Shoe Carnival, Inc.	1,048	27,940
Sonic Automotive, Inc. - Class A	1,244	23,387
The Buckle, Inc.	1,030	24,751
The Cato Corporation - Class A	886	29,140
Tile Shop Holdings, Inc. (a)	1,431	23,683
Vitamin Shoppe, Inc. (a)	824	22,124
		534,789

Technology Hardware, Storage & Peripherals - 0.3%
Electronics For Imaging, Inc. (a)	642	31,407
Super Micro Computer, Inc. (a)	661	15,447
		46,854
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group, Inc. (a)	498	13,829
Kate Spade & Company (a)	991	16,976
Movado Group, Inc.	1,085	23,306
Steven Madden Ltd. (a)	946	32,694
Vera Bradley, Inc. (a)	1,468	22,240
Wolverine World Wide, Inc.	1,147	26,415
		135,460
Thrifts & Mortgage Finance - 2.9%
Beneficial Bancorp, Inc.	3,504	51,544
BofI Holding, Inc. (a)	796	17,830
Capitol Federal Financial, Inc.	4,563	64,201
Essent Group Ltd. (a)	1,093	29,085
Flagstar Bancorp, Inc. (a)	1,215	33,716
Kearny Financial Corp/MD	3,890	52,943
LendingTree, Inc (a)	131	12,695
MGIC Investment Corporation (a)	2,601	20,808
Provident Financial Services, Inc.	2,236	47,470
Radian Group, Inc.	1,819	24,648
Washington Federal, Inc.	1,501	40,047
WSFS Financial Corporation	930	33,936
		428,923
Tobacco - 0.4%
Vector Group Ltd.	2,518	54,210
Trading Companies & Distributors - 1.3%
Air Lease Corporation	804	22,978
GATX Corporation	583	25,973
H&E Equipment Services, Inc.	975	16,341
Kaman Corporation	1,097	48,180
Rush Enterprises, Inc. - Class A (a)	969	23,721
Veritiv Corporation (a)	407	20,419
WESCO International, Inc. (a)	464	28,532
		186,144
Water Utilities - 1.0%
American States Water Company	839	33,602
Connecticut Water Service, Inc.	866	43,066
Middlesex Water Company	953	33,584
SJW Corporation	778	33,983
		144,235
TOTAL COMMON STOCKS (Cost $14,393,155)		14,684,947

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.31% (b)	14,323	14,323
TOTAL SHORT-TERM INVESTMENTS (Cost $14,323)		14,323
TOTAL INVESTMENTS - 100.0% (Cost $14,407,478)		14,699,270
Other Assets in Excess of Liabilities - 0.0% (c)		3,558
NET ASSETS - 100.0%		$14,702,828

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of September 30, 2016.
(c)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:
Cost of investments	$14,407,478
Gross unrealized appreciation	623,400
Gross unrealized depreciation	(331,608)
Net unrealized appreciation	$291,792

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Victory CEMP International Volatility Wtd Index ETF
Schedule of Investments
September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.3%
Australia - 4.6%
AMP Ltd.	7,659	$30,950
Aristocrat Leisure Ltd.	2,292	27,734
ASX Ltd.	1,091	40,214
Australia & New Zealand Banking Group Ltd.	1,391	29,415
Brambles Ltd.	3,786	34,713
Caltex Australia Ltd.	1,201	31,482
CIMIC Group Ltd.	751	16,519
Commonwealth Bank of Australia	624	34,577
Crown Resorts Ltd.	2,608	26,168
CSL Ltd.	466	38,162
Fortescue Metals Group Ltd.	2,925	11,081
Insurance Australia Group Ltd.	7,952	33,291
Macquarie Group Ltd.	411	25,775
Newcrest Mining Ltd.	925	15,709
QBE Insurance Group Ltd.	3,359	23,883
Ramsay Health Care Ltd.	553	33,487
Sonic Healthcare Ltd.	1,850	31,164
Suncorp Group Ltd.	3,628	33,626
Telstra Corporation Ltd.	10,948	43,404
TPG Telecom Ltd.	3,794	25,030
Westpac Banking Corporation	1,312	29,632
		616,016
Austria - 0.1%
Erste Group Bank AG	634	18,777
Belgium - 1.3%
Anheuser-Busch InBev SA/NV	254	33,270
Colruyt SA	658	36,485
Proximus SADP	1,118	33,388
Solvay SA - Class A	214	24,749
UCB SA	301	23,274
Umicore SA	444	27,846
		179,012
Canada - 11.8%
Alimentation Couche-Tard, Inc. - Class B (a)	800	38,770
Bank of Montreal (a)	800	52,423
Bank of Nova Scotia (a)	800	42,392
BCE, Inc.	1,600	73,893
Brookfield Asset Management, Inc. - Class A (a)	800	28,129
Canadian Imperial Bank of Commerce (a)	800	62,033
Canadian National Railway Company (a)	800	52,295
Canadian Utilities Ltd. - Class A (a)	1,600	45,148
CGI Group, Inc. - Class A (a)	800	38,105
Dollarama, Inc. (a)	800	62,460
Emera, Inc. (a)	1,600	57,697
Fortis, Inc.	800	25,727
George Weston Ltd. (a)	800	66,734

Gildan Activewear, Inc. (a)	800	22,342
Great-West Lifeco, Inc.	1,600	39,379
Hydro One Ltd. (Acquired 09/16/16, Cost $62,409) (a)(b)	3,200	63,173
IGM Financial, Inc. (a)	1,600	43,197
Intact Financial Corporation (a)	800	57,831
Inter Pipeline Ltd. (a)	1,600	33,782
Loblaw Companies Ltd. (a)	800	41,160
lululemon athletica, Inc. (a)	403	24,575
Magna International, Inc. (a)	800	34,343
Manulife Financial Corporation (a)	1,600	22,574
Metro, Inc. (a)	1,600	52,526
National Bank of Canada (a)	800	28,367
Open Text Corporation (a)	800	51,819
Pembina Pipeline Corporation (a)	800	24,379
Potash Corporation of Saskatchewan, Inc. (a)	1,600	26,038
Power Corporation of Canada	1,600	33,891
Power Financial Corporation	1,600	37,075
Restaurant Brands International, Inc. (a)	800	35,672
Rogers Communications, Inc. - Class B	800	33,940
Royal Bank of Canada (a)	800	49,551
Saputo, Inc. (a)	800	27,800
Shaw Communications, Inc. - Class B (a)	2,400	49,118
Sun Life Financial, Inc. (a)	800	26,031
TELUS Corporation	1,600	52,795
Toronto-Dominion Bank (a)	800	35,513
		1,592,677
Denmark - 1.5%
Chr. Hansen Holding A/S	492	29,247
Danske Bank A/S	864	25,211
DSV A/S	500	24,895
ISS A/S	888	36,858
Novo Nordisk A/S - Class B	507	21,067
Novozymes A/S - Class B	547	24,057
Pandora A/S	167	20,182
Vestas Wind System A/S	246	20,247
		201,764
Finland - 1.1%
Kone OYJ - Class B	539	27,350
Neste Oyj	603	25,700
Sampo Oyj - Class A	626	27,847
Stora Enso Oyj - Class R	2,236	19,856
UPM-Kymmene Oyj	999	21,098
Wartsila Oyj Abp	603	27,143
		148,994
France - 9.8%
Accor SA	500	19,833
Aeroports de Paris	365	36,197
Air Liquide SA	293	31,417
Airbus Group SE	412	24,918
Alcatel-Lucent SA (a)	8,659	34,045
Arkema SA	254	23,511
Atos SE	262	28,231
AXA SA	840	17,872

BNP Paribas SA	341	17,533
Bollore SA	7,644	26,577
Bureau Veritas SA	1,673	35,887
Capgemini SA	238	23,308
Carrefour SA	952	24,667
Christian Dior SE	167	29,932
Cie de Saint-Gobain	547	23,639
Cie Generale des Etablissements Michelin	278	30,748
CNP Assurances	1,308	21,974
Credit Agricole SA	1,760	17,355
Danone SA	468	34,724
Dassault Aviation SA	24	26,625
Dassault Systemes	365	31,666
Eiffage SA	389	30,222
Essilor International SA	254	32,756
Hermes International	79	32,148
Iliad SA	119	24,971
Ingenico Group SA	222	19,395
JCDecaux SA	650	21,015
Kering	127	25,616
Legrand SA	460	27,119
L'Oreal SA	182	34,368
LVMH Moet Hennessy Louis Vuitton SE	159	27,114
Natixis SA	3,465	16,150
Orange SA	1,776	27,791
Pernod Ricard SA	278	32,900
Peugeot SA (a)	1,023	15,623
Publicis Groupe SA	396	29,947
Renault SA	206	16,925
Sanofi	404	30,697
Sartorius Stedim Biotech	333	25,000
Schneider Electric SE	325	22,658
SEB SA	182	25,679
Societe BIC SA	206	30,465
Societe Generale SA	404	13,969
Sodexo SA	285	33,937
Suez	1,848	30,506
Thales SA	365	33,618
Valeo SA	365	21,293
Veolia Environnement SA	1,435	33,046
Vinci SA	452	34,588
Zodiac Aerospace	595	14,487
		1,324,662
Germany - 6.1%
Allianz SE	167	24,782
BASF SE	356	30,438
Bayer AG	254	25,517
Bayerische Motoren Werk AG	253	21,262
Beiersdorf AG	401	37,817
Brenntag AG	484	26,427
Commerzbank AG	2,309	14,883
Continental AG	111	23,336
Daimler AG	341	24,022

Deutsche Boerse AG	325	25,363
Deutsche Post AG	901	28,158
Deutsche Telekom AG	1,953	32,733
Evonik Industries AG	769	25,998
Fielmann AG	492	40,098
Fresenius Medical Care AG & Company KGaA	356	31,097
Fresenius SE & Company KGaA	396	31,589
GEA Group AG	468	25,976
Hannover Rueck SE	270	28,917
HOCHTIEF AG	174	24,540
Infineon Technologies AG	1,409	25,135
Linde AG	158	26,854
Merck KGaA	285	30,706
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	166	30,955
ProSiebenSat.1 Media SE	665	28,477
SAP SE	380	34,543
Siemens AG	253	29,615
Symrise AG	404	29,604
Talanx AG	975	29,731
Vonovia SE	813	30,782
		819,355
Hong Kong - 9.6%
AIA Group Ltd.	3,200	21,267
Bank Of East Asia Ltd.	4,800	19,463
Beijing Enterprise Holdings Ltd.	4,000	20,267
BOC Hong Kong Holdings Ltd.	8,000	27,023
Cheung Kong Infrastructure Holdings Ltd.	8,000	68,795
Cheung Kong Property Holdings Ltd.	4,000	29,189
China Gas Holdings Ltd.	16,000	25,372
China Mobile Ltd.	4,000	48,399
China Resources Beer Holdings Company Ltd. (a)	16,000	33,954
China Resources Power Holdings Company Ltd.	16,000	27,559
China Taiping Insurance Holdings Company Ltd. (a)	8,000	15,780
China Unicom Hong Kong Ltd.	16,000	19,205
Chow Tai Fook Jewellery Group Ltd.	28,600	20,796
CITIC Ltd.	16,000	22,815
CK Hutchison Holdings Ltd.	4,000	50,848
CLP Holdings Ltd.	4,000	41,334
Dairy Farm International Holdings Ltd.	5,600	39,760
Fullshare Holdings Ltd.	40,000	23,207
Galaxy Entertainment Group Ltd.	8,000	30,117
Guangdong Investment Ltd.	16,000	25,414
Hang Lung Properties Ltd.	16,000	35,975
Hang Seng Bank Ltd.	2,400	42,855
Henderson Land Development Company Ltd.	7,800	46,258
Hong Kong & China Gas Company Ltd.	15,400	29,067
Hong Kong Exchanges and Clearing Ltd.	1,600	42,040
Hongkong Land Holdings Ltd.	4,800	34,080
Jardine Matheson Holdings Ltd.	800	48,488
Jardine Strategic Holdings Ltd.	800	26,160
MTR Corporation Ltd.	8,000	44,041
New World Development Company Ltd.	24,000	31,190
NWS Holdings Ltd.	16,000	26,693

Power Assets Holdings Ltd.	4,000	38,987
Sino Land Company Ltd.	16,000	28,302
Swire Pacific Ltd. - Class A	4,000	43,087
Swire Properties Ltd.	12,600	36,875
Techtronic Industries Company Ltd.	8,000	31,252
WH Group Ltd. (Acquired 09/18/15 through 04/12/16, Cost $21,512) (b)	35,500	28,560
Wheelock & Company, Ltd.	8,000	47,187
Yue Yuen Industrial Holdings Ltd.	8,000	33,005
		1,304,666
Ireland - 1.8%
Accenture PLC - Class A	309	37,751
Bank of Ireland (a)	55,172	11,466
CRH PLC	665	22,083
DCC PLC	341	31,049
Experian PLC	1,774	35,502
Jazz Pharmaceuticals PLC (a)	174	21,138
Kerry Group PLC - Class A	412	33,897
Medtronic PLC	506	43,718
		236,604
Israel - 0.9%
Bank Hapoalim BM	7,211	40,921
Check Point Software Technologies Ltd. (a)	467	36,244
Mobileye NV (a)	292	12,431
Teva Pharmaceutical Industries Ltd.	531	25,498
		115,094
Italy - 2.0%
Assicurazioni Generali SpA	1,308	15,957
Atlantia SpA	1,070	27,153
Davide Campari-Milano SpA	2,442	27,515
Enel SpA	6,034	26,896
EXOR SpA	389	15,753
Intesa Sanpaolo SpA	5,297	11,746
Leonardo-Finmeccanica SpA (a)	1,530	17,342
Luxottica Group SpA	523	24,981
Mediobanca SpA	1,689	10,986
Prada SpA	5,600	17,905
Snam SpA	5,796	32,138
Terna Rete Elettrica Nazionale SpA	6,343	32,692
UniCredit SpA	3,988	9,283
		270,347
Japan - 16.8%
ANA Holdings, Inc.	8,000	21,593
Asahi Glass Company Ltd.	8,000	51,279
Asahi Group Holdings Ltd.	800	28,922
Asahi Kasei Corporation	8,000	63,176
Astellas Pharma, Inc.	1,600	24,827
Bridgestone Corporation	800	29,237
Canon, Inc.	1,600	46,128
Chubu Electric Power Company, Inc.	1,600	23,131
Chugai Pharmaceutical Company, Ltd.	800	28,677
Dai-ichi Life Insurance Company Ltd.	800	10,820
Daito Trust Construction Company Ltd.	800	127,607
Denso Corporation	800	31,557

Fuji Heavy Industries Ltd.	800	29,624
FUJIFILM Holdings Corporation	800	29,332
Hankyu Hanshin Holdings, Inc.	800	27,375
Hoya Corporation	800	31,856
Isuzu Motors Ltd.	1,600	18,611
Japan Airlines Company Ltd.	800	23,344
Japan Exchange Group, Inc.	800	12,347
Japan Post Bank Company Ltd.	1,600	18,855
Japan Post Holdings Company Ltd.	1,600	19,928
Japan Post Insurance Company Ltd.	800	17,340
Japan Tobacco, Inc.	800	32,495
Kajima Corporation	8,000	55,540
Kao Corporation	800	44,897
KDDI Corporation	800	24,575
Komatsu Ltd.	800	18,106
Kubota Corporation	800	11,940
Kyocera Corporation	800	38,049
Kyowa Hakko Kirin Company Ltd.	800	12,512
M3, Inc.	800	27,139
Makita Corporation	800	56,486
Mazda Motor Corporation	800	12,082
Mitsubishi UFJ Financial Group, Inc.	3,200	15,939
Mizuho Financial Group, Inc.	11,100	18,455
NGK Insulators Ltd.	800	16,402
Nippon Paint Holdings Company Ltd.	800	26,429
Nippon Telegraph & Telephone Corporation	800	36,401
Nissan Motor Company Ltd.	1,600	15,505
Nomura Research Institute Ltd.	760	26,007
NTT Data Corporation	800	39,682
NTT DOCOMO, Inc.	800	20,212
Obayashi Corporation	2,400	23,596
Odakyu Electric Railway Company Ltd.	4,000	88,359
Olympus Corporation	800	27,612
Omron Corporation	800	28,440
Ono Pharmaceutical Company Ltd.	800	22,141
Oriental Land Company Ltd.	800	48,392
ORIX Corporation	800	11,656
Osaka Gas Company Ltd.	8,000	33,300
Panasonic Corporation	1,600	15,810
Rakuten, Inc.	1,600	20,685
Recruit Holdings Company Ltd.	800	32,424
Renesas Electronics Corporation	3,200	19,376
Resona Holdings, Inc.	4,000	16,658
Ricoh Company Ltd.	4,000	35,896
Sekisui Chemical Company Ltd.	1,600	22,800
Sekisui House Ltd.	1,600	26,997
Seven & i Holdings Company Ltd.	800	37,529
Shimizu Corporation	351	3,115
Shionogi & Company, Ltd	800	40,645
Sompo Japan Nipponkoa Holdings, Inc.	800	23,395
Sumitomo Dainippon Pharma Company Ltd.	1,600	30,720
Sumitomo Electric Industries Ltd.	1,600	22,342
Sumitomo Mitsui Financial Group, Inc.	800	26,665

Sumitomo Mitsui Trust Holdings, Inc.	800	25,798
Suntory Beverage & Food Ltd.	800	34,318
Suzuki Motor Corporation	800	26,508
T&D Holdings, Inc.	1,600	17,822
Terumo Corporation	800	30,492
Tokyu Corporation	8,000	60,589
TOTO Ltd.	800	29,939
Unicharm Corporation	800	20,579
Yahoo Japan Corporation	6,300	24,975
Yakult Honsha Company Ltd.	800	35,817
Yamaha Corp.	800	25,640
Yamato Holdings Company, Ltd.	800	18,488
		2,273,937
Netherlands - 2.9%
AerCap Holdings NV (a)	428	16,474
Akzo Nobel NV	404	27,362
ASML Holding NV	262	28,752
GrandVision NV (Acquired 09/16/16, Cost $29,126) (b)	1,055	29,332
Heineken Holding NV	492	39,451
Heineken NV	452	39,762
ING Groep NV	1,403	17,321
Koninklijke Ahold Delhaize NV	1,419	32,343
Koninklijke DSM NV	452	30,547
Koninklijke KPN NV	8,286	27,506
Koninklijke Vopak NV	468	24,562
NN Group NV	761	23,381
Randstad Holding NV	412	18,767
Wolters Kluwer NV	848	36,289
		391,849
New Zealand - 0.2%
Auckland International Airport Ltd.	5,700	30,506
Norway - 1.1%
DNB ASA	1,711	22,408
Gjensidige Forsikring ASA	1,877	35,030
Marine Harvest ASA	1,822	32,613
Orkla ASA	3,921	40,512
Yara International ASA	721	23,953
		154,516
Portugal - 0.4%
EDP-Energias de Portugal SA	7,485	25,133
Jeronimo Martins SGPS SA	1,729	29,979
		55,112
Singapore - 2.2%
CapitaLand Ltd.	15,800	37,076
DBS Group Holdings Ltd.	3,200	36,113
Jardine Cycle & Carriage Ltd.	800	25,126
Keppel Corporation Ltd.	5,500	21,739
Oversea-Chinese Banking Corporation Ltd.	4,800	30,446
Singapore Airlines Ltd.	5,500	42,388
Singapore Technologies Engineering Ltd.	11,900	28,186
Singapore Telecommunications Ltd.	11,900	34,643
United Overseas Bank Ltd.	3,200	44,186
		299,903

South Africa - 0.1%
Steinhoff International Holdings NV	2,894	16,609
Spain - 3.4%
Abertis Infraestructuras SA	1,951	30,376
ACS Actividades de Construccion y Servicios SA	729	22,029
Aena SA (Acquired 03/18/16 through 03/24/16, Cost $27,250) (b)	214	31,564
Amadeus IT Group SA	650	32,471
Banco de Sabadell SA	10,966	14,043
Banco Santander SA	3,235	14,344
Bankia SA	17,547	14,389
Bankinter SA	3,386	24,085
Enagas SA	1,308	39,342
Ferrovial SA	1,308	27,844
Gamesa Corp Tecnologica SA	745	17,839
Gas Natural SDG SA	1,300	26,717
Grifols SA	1,522	32,793
Iberdrola SA	4,718	32,076
Industria de Diseno Textil SA	801	29,694
Mapfre SA	7,200	20,140
Red Electrica Corp SA	1,998	43,105
		452,851
Sweden - 3.4%
Alfa Laval AB	1,340	21,009
Assa Abloy AB - Class B	1,237	25,133
Atlas Copco AB - Class A	753	22,672
Autoliv, Inc.	214	22,855
Hennes & Mauritz AB - Class B	825	23,272
Hexagon AB - Class B	611	26,680
ICA Gruppen AB	738	24,371
Investment AB Latour	674	27,577
L E Lundbergforetagen AB - Class B	579	38,032
Nordea Bank AB	2,411	23,931
Skanska AB - Class B	1,110	25,917
SKF AB - Class B	1,277	22,045
Svenska Cellulosa AB SCA - Class B	912	27,087
Svenska Handelsbanken AB - Class A	1,753	24,092
Swedbank AB - Class A	1,087	25,544
Swedish Match AB	857	31,448
Telefonaktiebolaget LM Ericsson - Class B	2,958	21,361
Volvo AB - Class B	1,975	22,538
		455,564
Switzerland - 7.1%
ABB Ltd.	1,703	38,232
Actelion Ltd.	182	31,510
Barry Callebaut AG	24	31,893
Chubb Ltd.	340	42,721
Cie Financiere Richemont SA	436	26,568
Coca-Cola HBC AG	1,251	29,057
EMS-Chemie Holding AG	71	38,113
Galenica AG	16	16,980
Garmin Ltd.	476	22,900
Geberit AG	87	38,095
Givaudan SA	24	48,840

Julius Baer Group Ltd.	507	20,630
Kuehne + Nagel International AG - Class R	277	40,203
Lonza Group AG	166	31,713
Nestle SA	531	41,840
Novartis AG	467	36,725
Partners Group Holding AG	71	35,811
Roche Holdings AG	143	35,474
Schindler Holding AG	214	40,135
SGS SA	16	35,821
Sika AG	8	38,901
Sonova Holding AG	254	35,950
Swatch Group AG	95	26,862
Swiss Life Holding AG	119	30,806
Swiss Re AG	364	32,841
Swisscom AG	79	37,544
TE Connectivity Ltd.	491	31,611
UBS Group AG	1,339	18,235
Wolseley PLC	507	28,619
		964,630
United Kingdom - 11.1%
3i Group PLC	2,748	23,169
Admiral Group PLC	990	26,292
Aon PLC	396	44,546
Ashtead Group PLC	1,156	19,044
Associated British Foods PLC	531	17,895
Aviva PLC	3,216	18,362
Babcock International Group PLC	2,067	27,729
BAE Systems PLC	4,919	33,409
Barratt Developments PLC	2,028	12,993
British American Tobacco PLC	642	41,024
BT Group PLC	4,728	23,842
Bunzl PLC	1,283	37,915
Burberry Group PLC	1,275	22,789
Coca-Cola European Partners PLC	482	19,232
Compass Group PLC	1,964	38,057
Delphi Automotive PLC	300	21,396
Diageo PLC	1,442	41,315
Direct Line Insurance Group PLC	5,053	23,892
GKN PLC	5,576	23,149
Hargreaves Lansdown PLC	982	16,203
IHS Markit Ltd. (a)	752	28,238
Imperial Brands PLC	745	38,369
InterContinental Hotels Group PLC	499	20,567
International Consolidated Airlines Group SA	2,780	14,370
ITV PLC	6,400	15,529
Johnson Matthey PLC	627	26,755
Kingfisher PLC	5,576	27,240
Legal & General Group PLC	5,584	15,829
Marks & Spencer Group PLC	4,348	18,660
Merlin Entertainments PLC (Acquired 03/18/16 through 07/22/16, Cost $31,093) (b)	4,689	26,717
Michael Kors Holdings Ltd. (a)	355	16,610
National Grid PLC	2,907	41,145
Next PLC	269	16,652

Old Mutual PLC	7,738	20,300
Pentair PLC	428	27,495
Persimmon PLC	547	12,868
Prudential PLC	982	17,393
Reckitt Benckiser Group PLC	428	40,303
RELX NV	1,927	34,624
RELX PLC	2,004	38,001
Royal Mail PLC	4,340	27,536
RSA Insurance Group PLC	4,285	30,325
SABMiller PLC	430	25,052
Sage Group PLC	2,962	28,333
Schroders PLC	523	18,276
Severn Trent PLC	1,354	43,962
Sky PLC	2,550	29,548
Smith & Nephew PLC	2,178	35,118
Smiths Group PLC	1,584	30,057
SSE PLC	1,473	29,937
St James's Place PLC	1,465	18,001
Standard Life PLC	3,968	17,687
Taylor Wimpey PLC	5,861	11,706
Unilever PLC	816	38,652
United Utilities Group PLC	3,097	40,262
Whitbread PLC	412	20,912
WPP PLC	1,394	32,776
		1,508,058
TOTAL COMMON STOCKS (Cost $13,247,353)		13,431,503

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.31% (c)	69,139	69,139
TOTAL SHORT-TERM INVESTMENTS (Cost $69,139)		69,139
TOTAL INVESTMENTS - 99.8% (Cost $13,316,492)		13,500,642
Other Assets in Excess of Liabilities - 0.2%		33,568
NET ASSETS - 100.0%		$13,534,210

(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidlelines. The value of these securities total $179,346 or 1.33% of net assets.

(c)	Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:
Cost of investments	$13,316,492
Gross unrealized appreciation	944,420
Gross unrealized depreciation	(760,270)
Net unrealized appreciation	$184,150

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

Victory CEMP International Volatility Wtd Index ETF
Schedule of Open Futures Contracts
September 30, 2016 (Unaudited)

Number of Contracts Purchased	Description	Notional Value	Unrealized Depreciation
1	mini MSCI EAFE Future, December 2016	$85,335	$(1,029)
			$(1,029)

Victory CEMP Emerging Market Volatility Wtd Index ETF
Schedule of Investments
September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 100.5%
Brazil - 3.6%
Ambev SA	6,000	$36,659
Banco do Brasil SA	2,000	14,120
BB Seguridade Participacoes SA	1,000	9,225
BRF SA	1,000	17,090
CCR SA	3,000	15,774
CETIP SA - Mercados Organizados	3,000	39,648
Cielo SA	1,960	19,696
CPFL Energia SA	2,960	22,026
EDP - Energias do Brasil SA	6,000	26,493
Engie Brasil Energia SA	3,000	35,736
Equatorial Energia SA	2,000	31,345
Hypermarcas SA	3,000	25,949
Kroton Educacional SA	4,000	18,326
Localiza Rent a Car SA	1,000	12,238
Lojas Renner SA	3,000	22,665
M Dias Branco SA	1,000	41,099
Raia Drogasil SA	1,000	20,559
Tim Participacoes SA	7,000	17,112
Ultrapar Participacoes SA	1,000	22,136
WEG SA	4,000	21,930
		469,826
Chile - 3.4%
AES Gener SA	98,005	32,320
Aguas Andinas SA - Class A	85,929	55,198
Banco de Chile	493,128	55,100
Banco do Credito e Inversiones	917	41,529
Banco Santander-Chile	813,973	42,133
Cia Cervecerias Unidas SA	3,273	33,072
Colbun SA	167,619	33,413
Empresa Nacional de Electricidad SA	56,853	37,696
Empresas COPEC SA	3,686	34,472
Enersis Americas SA	168,797	27,600
SACI Falabella	6,506	47,703
		440,236
China - 12.6%
3SBio, Inc. (Acquired 03/22/16 through 05/13/16, Cost $18,484) (a)(b)	15,000	16,980
Anhui Conch Cement Company Ltd. - Class H	5,000	13,698
ANTA Sports Products Ltd.	10,000	27,139
AviChina Industry & Technology Company Ltd. - Class H	30,000	20,190
BAIC Motor Corporation Ltd. - Class H (Acquired 04/12/16 through 05/13/16, Cost $11,083) (b)	15,000	15,781
Bank of China Ltd. - Class H	60,000	27,384
Bank of Communications Company Ltd. - Class H	40,000	30,478
BBMG Corporation - Class H	40,000	15,368
Beijing Capital International Airport Company Ltd. - Class H	20,000	22,665
Belle International Holdings Ltd.	30,000	20,577
BYD Company Ltd. - Class H	5,000	32,812

CAR, Inc. (a)	20,000	20,705
CGN Power Company Ltd. - Class H (Acquired 03/22/16 through 09/19/16, Cost $22,672) (b)	70,000	20,667
China Cinda Asset Management Company Ltd. - Class H	81,000	28,614
China CITIC Bank Corporation Ltd. - Class H	40,000	26,559
China Communications Construction Company Ltd. - Class H	20,000	21,015
China Communications Services Corporation Ltd. - Class H	40,000	25,012
China Conch Venture Holdings Ltd.	15,000	29,240
China Construction Bank Corporation - Class H	40,000	29,653
China Evergrande Group	30,000	20,267
China Galaxy Securities Company Ltd. - Class H	20,000	18,230
China Hongqiao Group Ltd.	20,000	17,998
China Life Insurance Co Ltd.	10,000	25,785
China Longyuan Power Group Corporation Ltd. - Class H	20,000	16,245
China Machinery Engineering Corporation - Class H	30,000	17,560
China Medical System Holdings Ltd.	10,000	16,812
China Mengniu Dairy Company Ltd.	10,000	18,565
China Molybdenum Company Ltd. - Class H	60,000	12,299
China National Building Material Company Ltd. - Class H	40,000	17,740
China Petroleum & Chemical Corporation	20,000	14,569
China Railway Construction Corporation Ltd. - Class H	15,000	17,018
China Railway Group Ltd. - Class H	20,000	14,440
China Railway Signal & Communication Corporation Ltd. - Class H (Acquired 09/19/16, Cost $15,293) (b)	20,000	15,007
China Reinsurance Group Corporation	91,000	21,587
China Telecom Corporation Ltd. - Class H	40,000	20,164
China Vanke Company Ltd. - Class H	7,000	18,140
China Zhongwang Holdings Ltd.	40,400	19,480
Chongqing Rural Commercial Bank Company Ltd. - Class H	40,000	24,651
Country Garden Holdings Company Ltd.	50,000	26,365
CSPC Pharmaceutical Group Ltd.	20,000	20,009
Dongfeng Motor Group Company Ltd. - Class H	20,000	19,983
FIH Mobile Ltd.	60,000	19,803
Fosun International Ltd.	15,000	22,510
GOME Electrical Appliances Holding Ltd.	151,000	18,494
Great Wall Motor Company Ltd. - Class H	15,000	14,601
Guangzhou Automobile Group Company Ltd.	20,000	25,708
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd. (a)	20,000	49,095
Guangzhou R&F Properties Company Ltd. - Class H	12,000	18,875
Haitian International Holdings Ltd.	10,000	19,674
Hengan International Group Company Ltd.	5,000	41,450
Huaneng Power International, Inc. - Class H	40,000	25,012
Huaneng Renewables Corporation Ltd. - Class H	40,000	13,924
Intime Retail Group Company Ltd.	20,000	17,431
Jiangsu Expressway Company Ltd. - Class H	20,000	27,642
Legend Holdings Corporation - Class H (Acquired 09/19/16, Cost $15,293) (b)	10,100	24,715
Longfor Properties Company Ltd.	15,000	23,013
People's Insurance Company Group of China Ltd. - Class H	50,000	20,370
PICC Property & Casualty Company Ltd.	20,000	33,108
Ping An Insurance Group Company of China Ltd. - Class H	5,000	25,914
Qinqin Foodstuffs Group Cayman Company Ltd. (a)	1,000	367
Shandong Weigao Group Medical Polymer Company Ltd.	40,000	26,817
Sihuan Pharmaceutical Holdings Group Ltd.	20,000	4,383
Sino-Ocean Land Holdings Ltd.	40,500	18,641
Sinopec Engineering Group Company Ltd. - Class H	25,000	21,498

Sinopharm Group Company Ltd. - Class H	4,000	19,210
Sinotrans Ltd.	30,000	14,543
Tencent Holdings Ltd.	1,000	27,461
Tong Ren Tang Technologies Company Ltd. - Class H	20,000	38,678
TravelSky Technology Ltd. - Class H	10,000	23,722
Uni-President China Holdings Ltd.	30,000	21,273
Want Want China Holdings Ltd.	30,000	18,565
Weichai Power Company Ltd. - Class H	10,000	13,408
Xinhua Winshare Publishing and Media Company Ltd. (a)	20,000	20,448
Xinyi Solar Holdings Ltd.	40,000	14,955
Zall Group Ltd. (a)	30,000	18,140
Zhejiang Expressway Company Ltd. - Class H	20,000	21,092
Zhuzhou CRRC Times Electric Comapny Ltd.	5,000	25,914
		1,647,905
Colombia - 0.8%
Cementos Argos SA	6,485	25,820
Grupo de Inversiones Suramericana SA	2,467	32,187
Grupo Nutresa SA	5,166	45,401
		103,408
Czech Republic - 0.4%
CEZ AS	1,510	26,906
Komercni banka as	705	24,394
		51,300
Egypt - 0.2%
Commercial International Bank Egypt SAE	4,281	23,189
Greece - 0.3%
Hellenic Telecommunications Organization SA	1,893	16,587
OPAP SA	1,993	16,836
		33,423
Hungary - 0.2%
Richter Gedeon Nyrt	1,480	30,066
India - 12.5%
ACC Ltd.	1,339	32,175
Adani Ports & Special Economic Zone Ltd.	4,289	16,540
Ajanta Pharma Ltd	956	28,819
Amara Raja Batteries Ltd.	1,832	27,813
Asian Paints Ltd.	1,903	33,175
Aurobindo Pharma Ltd.	1,792	23,024
Bajaj Auto Ltd.	755	32,064
Bajaj Finserv Ltd.	534	24,619
Bank of Baroda (a)	6,051	15,214
Berger Paints India Ltd.	5,789	22,698
Bharti Airtel Ltd.	5,709	26,924
Bharti Infratel Ltd.	4,229	23,203
Biocon Ltd.	1,701	23,849
Bosch Ltd.	81	27,735
Britannia Industries Ltd.	503	25,414
Cadila Healthcare Ltd.	3,786	22,052
Castrol India Ltd.	4,148	29,590
Cipla Ltd.	3,584	31,224
Coal India Ltd.	5,457	26,416
Colgate-Palmolive India Ltd.	2,396	34,931
Cummins India Ltd.	1,963	26,697

Dabur India Ltd.	6,584	26,819
Divi's Laboratories Ltd.	1,520	29,469
DLF Ltd.	7,027	15,425
Dr Reddy's Laboratories Ltd.	544	25,389
Eicher Motors Ltd.	81	30,205
Emami Ltd.	1,641	28,835
GlaxoSmithKline Consumer Healthcare Ltd	342	30,997
Glenmark Pharmaceuticals Ltd.	1,983	27,504
Godrej Consumer Products Ltd.	997	23,759
HCL Technologies Ltd.	2,577	30,960
Hindustan Zinc Ltd.	6,252	21,912
Housing Development Finance Corporation Ltd.	1,460	30,556
ICICI Bank Ltd.	4,873	18,455
Idea Cellular Ltd.	15,042	17,871
Indiabulls Housing Finance Ltd.	1,792	22,269
Infosys Ltd.	1,873	29,146
ITC Ltd.	7,340	26,607
Kotak Mahindra Bank Ltd.	2,829	33,015
Larsen & Toubro Ltd.	987	21,245
Lupin Ltd.	967	21,586
Mahindra & Mahindra Ltd.	1,359	28,693
Marico Ltd.	6,695	27,703
Motherson Sumi Systems Ltd.	3,353	16,015
Nestle India Ltd.	312	30,145
Oracle Financial Services Software Ltd.	675	32,673
Page Industries Ltd.	101	22,933
Pidilite Industries Ltd.	3,121	31,951
Piramal Enterprises Ltd.	755	20,848
Reliance Industries Ltd.	2,185	35,565
Reliance Infrastructure Ltd.	1,913	15,839
Reliance Power Ltd.	28,432	20,348
Shriram Transport Finance Company Ltd.	1,057	18,458
State Bank of India	4,641	17,514
Sun Pharmaceutical Industries Ltd.	2,638	29,427
Tata Consultancy Services Ltd.	916	33,443
Tata Power Company Ltd.	23,036	26,088
Tech Mahindra Ltd.	3,786	23,874
Torrent Pharmaceuticals Ltd.	1,017	24,799
UltraTech Cement Ltd.	493	28,519
UPL Ltd.	2,195	22,215
Wipro Ltd.	5,064	36,428
Zee Entertainment Enterprises Ltd.	3,222	26,459
		1,636,137
Indonesia - 4.0%
Astra International Tbk PT	34,200	21,619
Bank Central Asia Tbk PT	47,300	56,901
Bank Mandiri Persero Tbk PT	28,200	24,201
Bank Negara Indonesia Persero Tbk PT	59,400	25,260
Bank Rakyat Indonesia Persero Tbk PT	27,200	25,426
Charoen Pokphand Indonesia Tbk PT	75,500	20,248
Gudang Garam Tbk PT	5,000	23,753
Hanjaya Mandala Sampoerna Tbk PT	71,500	21,640
Indocement Tunggal Prakarsa Tbk PT	17,100	22,733

Indofood CBP Sukses Makmur Tbk PT	36,200	26,281
Jasa Marga Persero Tbk PT	71,500	25,201
Kalbe Farma Tbk PT	172,100	22,615
Matahari Department Store Tbk PT	14,100	19,960
Mitra Keluarga Karyasehat Tbk PT (Acquired 03/22/16 through 05/12/16, Cost $16,706) (c)	89,600	19,154
Perusahaan Gas Negara Persero Tbk	83,500	18,362
Semen Indonesia Perero Tbk PT	31,200	24,145
Surya Citra Media Tbk PT	87,600	18,794
Telekomunikasi Indonesia Persero Tbk PT	82,500	27,245
Unilever Indonesia Tbk PT	8,100	27,650
Waskita Karya Persero Tbk PT	142,900	28,687
XL Axiata Tbk PT (a)	98,600	20,399
		520,274
Malaysia - 9.1%
Astro Malaysia Holdings Bhd	39,200	25,877
Axiata Group Bhd	24,100	30,420
British American Tobacco Malaysia Bhd	2,000	23,765
CIMB Group Holdings Bhd	25,100	28,587
DiGi.com Bhd	36,200	43,592
Fraser & Neave Holdings Bhd	7,000	40,726
Gamuda Bhd	38,200	45,262
Genting Bhd	12,100	23,202
Genting Malaysia Bhd	28,100	30,917
HAP Seng Consolidated Bhd	28,100	52,320
Hong Leong Bank Bhd	20,100	63,768
IHH Healthcare Bhd	34,200	52,348
IJM Corporation Bhd	52,200	40,518
Kuala Lumpur Kepong Bhd	11,000	63,784
Malayan Banking Bhd	27,100	49,148
Maxis Bhd	22,100	32,919
MISC Bhd	17,100	31,219
Petronas Chemicals Group Bhd	20,100	32,321
Petronas Dagangan Bhd	9,000	51,143
Petronas Gas Bhd	8,000	42,249
Public Bank Bhd	18,100	86,747
RHB Capital Bhd	27,097	30,468
Sime Darby Bhd	16,100	29,782
Telekom Malaysia Bhd	58,300	95,581
Tenaga Nasional Bhd	19,100	66,045
Westports Holdings Bhd	37,200	39,489
YTL Corporation Bhd	85,400	36,964
		1,189,161
Mexico - 5.1%
Alfa SAB de CV	19,100	29,749
Alpek SAB de CV	18,100	30,674
Alsea SAB de CV	10,100	34,176
Arca Continental SAB de CV	6,000	35,710
Coca-Cola Femsa SAB de CV	5,000	37,517
Grupo Aeroportuario del Centro Norte SAB de CV	5,000	29,474
Grupo Aeroportuario del Pacifico SAB de CV - Class B	3,000	28,520
Grupo Aeroportuario del Sureste SAB de CV - Class B	2,420	35,399
Grupo Bimbo SAB de CV - Class A	11,100	29,368
Grupo Carso SAB de CV - Class A	7,100	28,474

Grupo Financiero Banorte SAB de CV - Class O	5,000	26,248
Grupo Financiero Inbursa SAB de CV - Class O	17,100	26,986
Grupo Financiero Santander Mexico SAB de CV - Class B	16,100	28,248
Grupo Lala SAB de CV	17,100	32,631
Grupo Mexico SAB de CV - Class B	11,100	27,146
Industrias Bachoco SAB de CV - Class B	8,100	33,850
Infraestructura Energetica Nova SAB de CV	9,100	35,448
Kimberly-Clark de Mexico SAB de CV - Class A	13,100	29,632
Nemak SAB de CV (Acquired 09/19/16, Cost $15,293) (b)	33,300	36,666
OHL Mexico SAB de CV (a)	11,100	14,730
Promotora y Operadora de Infraestructura SAB de CV	2,670	28,744
Wal-Mart de Mexico SAB de CV	13,100	28,680
		668,070
Philippines - 4.9%
Aboitiz Equity Ventures, Inc.	19,420	30,334
Aboitiz Power Corporation	40,200	37,842
Alliance Global Group, Inc.	72,400	23,738
Ayala Corporation	1,510	26,685
Ayala Land, Inc.	31,200	25,252
Bank of the Philippine Islands	18,110	39,211
BDO Unibank, Inc.	13,680	30,974
DMCI Holdings, Inc.	99,600	24,769
Energy Development Corporation	200,200	24,398
Globe Telecom, Inc.	555	23,347
GT Capital Holdings, Inc.	1,005	29,842
JG Summit Holdings, Inc.	13,990	21,492
Jollibee Foods Corporation	6,440	32,801
LT Group, Inc.	77,500	24,451
Manila Electric Company	5,740	36,740
Metro Pacific Investments Corporation	183,100	26,807
Metropolitan Bank & Trust Company	14,590	25,663
Puregold Price Club, Inc.	29,200	25,590
Robinsons Retail Holdings, Inc.	15,900	24,606
Semirara Mining & Power Corporation	11,370	26,705
SM Investments Corporation	1,807	25,096
SM Prime Holdings, Inc.	43,300	25,134
Universal Robina Corporation	7,950	29,180
		640,657
Poland - 1.0%
Bank Pekao SA	776	25,103
Bank Zachodni WBK SA	242	19,685
Cyfrowy Polsat SA (a)	3,941	25,250
mBank SA (a)	202	18,053
Powszechna Kasa Oszczednosci Bank Polski SA	3,155	21,543
Powszechny Zaklad Ubezpieczen SA	3,638	23,195
		132,829
Qatar - 2.2%
Ezdan Holding Group QSC	4,218	19,457
Industries Qatar QSC	916	27,163
Masraf Al Rayan QSC	2,829	27,575
Ooredoo QSC	926	24,409
Qatar Electricity & Water Company QSC	534	31,304
Qatar Fuel QSC	624	25,443

Qatar Gas Transport Company Ltd.	4,138	26,814
Qatar Insurance Company SAQ	987	24,092
Qatar Islamic Bank SAQ	805	23,208
Qatar National Bank SAQ	826	35,381
The Commercial Bank QSC	2,205	23,370
		288,216
Republic of Korea - 10.3%
Amorepacific Corporation	70	24,724
AMOREPACIFIC Group	141	21,188
BGF Retail Company Ltd.	80	14,019
Celltrion, Inc. (a)	161	15,554
CJ CheilJedang Corporation	91	29,993
CJ Corporation	121	20,435
CJ Korea Express Corporation (a)	131	25,633
Coway Compan Ltd.	262	22,695
Daelim Industrial Company Ltd.	262	19,721
Dongbu Insurance Company Ltd.	382	23,655
Dongsuh Companies, Inc.	946	25,124
GS Holdings Corporation	594	28,855
GS Retail Company Ltd.	443	19,790
Hankook Tire Company Ltd.	402	21,681
Hanon Systems	1,600	18,014
Hanssem Company Ltd.	141	22,532
Hanwha Chemical Corporation	835	18,348
Hanwha Techwin Company Ltd.	382	22,059
Hyundai Department Store Company Ltd.	262	28,190
Hyundai Development Co-Engineering & Construction	392	18,259
Hyundai Engineering & Construction Company Ltd.	513	18,282
Hyundai Glovis Company Ltd.	151	24,816
Hyundai Mobis Company Ltd.	101	25,219
Hyundai Motor Company	231	28,420
Hyundai Steel Company	392	18,081
Hyundai Wia Corporation	241	18,950
Industrial Bank of Korea	2,455	26,638
Kakao Corporation	362	26,887
Kangwon Land, Inc.	765	27,298
KB Financial Group, Inc.	734	25,225
KEPCO Plant Service & Engineering Company Ltd.	292	15,324
Kia Motors Corporation	734	28,091
Korea Aerospace Industries Ltd.	292	20,229
Korea Electric Power Corporation	594	29,124
Korea Zinc Company Ltd.	60	26,204
KT&G Corporation	231	26,218
LG Chemical Ltd.	91	19,954
LG Corporation	433	25,437
LG Household & Health Care Ltd.	20	17,342
LG Uplus Corporation	2,525	26,939
Lotte Chemical Corporation	80	21,646
Mando Corporation	91	20,409
Medy-Tox, Inc.	40	16,362
NAVER Corporation (a)	30	24,052
NCSoft Corporation	91	24,416
Orion Corp/Republic of Korea	30	22,527

S-1 Corporation	231	21,289
Samsung Card Company Ltd.	463	21,062
Samsung Electronics Company Ltd.	20	29,019
Samsung Fire & Marine Insurance Company Ltd.	101	25,632
Samsung Life Insurance Company Ltd.	241	23,086
Samsung SDS Company Ltd.	131	18,318
Shinhan Financial Group Company Ltd.	825	30,076
SK Holdings Co Ltd	121	23,291
SK Hynix, Inc.	654	23,871
SK Telecom Company Ltd.	151	30,986
Woori Bank	2,958	30,618
Yuhan Corporation	80	20,157
		1,341,964
Russian Federation - 2.5%
Bashneft PJSC	493	24,518
Federal Grid Co Unified Energy System PJSC	6,640,000	18,874
Inter RAO UES PJSC	393,000	19,968
Magnit PJSC	141	23,332
MegaFon PJSC	2,720	26,379
MMC Norilsk Nickel PJSC	191	29,844
Mobile TeleSytems PJSC	7,850	28,440
Moscow Exchange MICEX-RTS PJSC	13,290	26,794
Novolipetsk Steel PJSC	17,520	23,140
ROSSETI PJSC	1,238,000	18,394
Rostelecom PJSC	25,070	31,468
RusHydro PJSC	2,034,000	25,103
Tatneft PAO	4,530	23,103
		319,357
South Africa - 5.2%
Aspen Pharmacare Holdings Ltd.	915	20,670
Barclays Africa Group Ltd.	1,831	20,148
Capitec Bank Holdings, Ltd.	573	26,823
Discovery Ltd.	2,434	20,043
FirstRand Ltd.	5,944	20,575
Imperial Holdings Ltd.	1,157	14,090
Investec Ltd.	3,611	22,202
Life Healthcare Group Holdings Ltd.	11,286	31,146
Mondi Ltd.	1,328	27,926
Mr Price Group Ltd.	1,288	14,243
Naspers Ltd. - Class N	131	22,675
Nedbank Group Ltd.	1,519	24,613
Netcare Ltd.	11,246	27,561
Pick n Pay Stores Ltd	4,718	23,579
Pioneer Food Group Ltd.	1,770	22,427
Rand Merchant Investment Holdings Ltd.	8,127	24,519
Remgro Ltd.	1,448	24,223
RMB Holdings Ltd.	4,929	21,095
Sanlam Ltd.	4,154	19,313
Sappi Ltd. (a)	3,722	19,258
Sasol Ltd.	744	20,386
Shoprite Holdings Ltd.	1,730	24,129
Sibanye Gold Ltd.	3,058	11,022
SPAR Group Ltd.	1,760	24,653

Standard Bank Group Ltd.	2,052	21,035
The Bidvest Group Ltd.	2,233	26,293
Tiger Brands Ltd.	885	24,523
Truworths International Ltd.	3,621	18,735
Vodacom Group Ltd.	3,973	44,627
Woolworths Holdings Ltd.	3,802	21,414
		683,946
Taiwan - 11.6%
Advanced Semiconductor Engineering, Inc.	20,000	23,991
Asia Cement Corporation	30,000	26,224
Cathay Financial Holding Company Ltd.	20,000	25,586
Chang Hwa Commercial Bank Ltd.	80,600	41,270
Cheng Shin Rubber Industry Company Ltd.	10,000	21,024
China Development Financial Holding Corporation	131,000	33,434
Chunghwa Telecom Company Ltd.	20,000	70,505
Compal Electronics, Inc.	70,000	43,212
CTBC Financial Holding Company Ltd.	60,000	34,838
Delta Electronics, Inc.	10,000	53,277
E.Sun Financial Holdings Company Ltd.	60,000	34,168
Far Eastern New Century Corporation	30,000	22,443
Far EasTone Telecommunications Company Ltd.	20,000	47,216
Feng TAY Enterprise Company Ltd.	10,000	44,344
First Financial Holding Company Company Ltd.	100,445	53,354
Formosa Chemicals & Fibre Corporation	10,000	26,894
Formosa Petrochemical Corporation	10,000	30,052
Formosa Plastics Corporation	20,000	49,640
Foxconn Technology Company Ltd.	10,100	29,579
Fubon Financial Holding Company Ltd.	20,000	29,542
Giant Manufacturing Company Ltd.	10,000	70,505
Hon Hai Precision Industry Company Ltd.	22,000	55,447
Hua Nan Financial Holdings Company Ltd.	95,960	49,135
Inventec Corporation	40,000	32,668
Lite-On Technology Corporation	30,150	43,380
Mega Financial Holding Company Ltd.	50,000	35,173
Nan Ya Plastics Corporation	20,000	39,559
Nanya Technology Corporation	20,000	25,043
Pegatron Corporation	10,000	25,713
Pou Chen Corporation	20,000	28,138
Quanta Computer, Inc.	10,000	20,864
Standard Foods Corporation	1,100	2,818
Taishin Financial Holding Comapny Ltd.	91,000	33,821
Taiwan Cement Corporation	20,000	22,746
Taiwan Cooperative Financial Holding Company Ltd.	120,370	53,185
Taiwan Mobile Company Ltd.	10,000	35,890
Taiwan Semicon Manufacturing Company Ltd.	10,000	58,222
Uni-President Enterprises Corporation	20,000	37,517
United Microelectronics Corporation	101,000	37,216
Vanguard International Semiconductor Corporation	20,000	37,390
Yuanta Financial Holding Company Ltd.	81,000	28,942
		1,513,965
Thailand - 5.4%
Advanced Info Service PCL	4,000	18,470
Airports of Thailand PCL	3,000	34,546

Bangkok Bank PCL	6,000	28,139
Bangkok Dusit Medical Services PCL	62,400	39,259
Berli Jucker PCL	14,100	18,108
BTS Group Holdings PCL	152,000	37,945
Bumrungrad Hospital PCL	6,000	30,216
Central Pattana PCL	17,100	28,747
Charoen Pokphand Foods PCL	21,100	19,334
CP ALL PCL	15,100	26,801
Delta Electronics Thailand PCL	12,100	27,675
Energy Absolute PCL	37,200	27,645
Glow Energy PCL	13,100	30,151
Home Product Center PCL	95,600	27,590
Indorama Ventures PCL	20,100	16,387
Intouch Holdings PCL	14,100	21,974
IRPC PCL	217,400	30,618
Kasikornbank PCL	5,000	27,056
Krung Thai Bank PCL	62,400	31,695
Minor International PCL	24,200	27,238
PTT Global Chemical PCL	12,100	20,516
Ratchaburi Electricity Generating Holding PCL	29,200	42,768
Siam Cement PCL	2,000	29,784
Siam Commercial Bank PCL	6,000	25,628
Thai Union Group PCL	46,300	28,595
Total Access Communication PCL	15,100	13,727
True Corporation PCL	91	18
		710,630
Turkey - 3.5%
Akbank TAS	8,476	22,708
Arcelik AS	2,980	20,972
BIM Birlesik Magazalar AS	1,570	26,184
Coca-Cola Icecek AS	1,490	18,132
Enka Insaat ve Sanayi AS	16,368	23,943
Eregli Demir ve Celik Fabrikalari TAS	13,005	17,898
Ford Otomotiv Sanayi AS	2,104	22,197
Haci Omer Sabanci Holding AS	7,711	23,871
KOC Holding AS	5,677	24,384
Petkim Petrokimya Holding AS	16,951	25,701
Tofas Turk Otomobil Fabrikasi AS	2,798	20,419
Tupras Turkiye Petrol Rafinerileri AS	1,248	23,621
Turkcell Iletisim Hizmetleri AS (a)	8,174	26,448
Turkiye Garanti Bankasi AS	8,858	23,466
Turkiye Halk Bankasi AS	6,825	20,741
Turkiye Is Bankasi	15,824	25,046
Turkiye Sise ve Cam Fabrikalari AS	21,229	22,495
Turkiye Vakiflar Bankasi TAO	14,263	21,815
Ulker Biskuvi Sanayi AS	3,221	22,947
Yapi ve Kredi Bankasi AS (a)	18,833	23,031
		456,019
United Arab Emirates - 1.7%
Abu Dhabi Commercial Bank	11,920	20,932
Aldar Properties PJSC	33,053	24,027
DAMAC Properties Dubai Company PJSC	36,436	22,816
DP World Ltd.	1,309	24,806

Dubai Islamic Bank PJSC	18,233	26,905
Emaar Malls PJSC	29,730	22,016
Emaar Properties PJSC	12,001	23,198
Emirates Telecommunications Group Company PJSC	7,642	41,612
National Bank of Abu Dhabi PJSC	8,044	20,105
		226,417
TOTAL COMMON STOCKS (Cost $12,695,652)		13,126,995
TOTAL INVESTMENTS - 100.5% (Cost $12,695,652)		13,126,995
Liabilities in Excess of Other Assets - (0.5)%		(62,900)
NET ASSETS - 100.0%		$13,064,095

(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidlelines. The value of these securities total $129,816 or 0.99% of net assets.

(c)
Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidlelines. The value of these securities total $19,154 or 0.15% of net assets.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:
Cost of investments	$12,695,652
Gross unrealized appreciation	941,185
Gross unrealized depreciation	(509,842)
Net unrealized appreciation	$431,343

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

Victory CEMP US Large Cap High Div Volatility Wtd Index ETF
Schedule of Investments
September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 1.6%
Lockheed Martin Corporation	4,323	$1,036,310
Air Freight & Logistics - 1.7%
United Parcel Service, Inc. - Class B	10,165	1,111,644
Automobiles - 1.7%
Ford Motor Company	41,926	506,047
General Motors Company	19,189	609,634
		1,115,681
Banks - 4.7%
BB&T Corporation	15,827	596,994
Cullen/Frost Bankers, Inc.	5,506	396,102
Huntington Bancshares, Inc.	46,073	454,280
PacWest Bancorp	10,190	437,253
People's United Financial, Inc.	37,766	597,458
Wells Fargo & Company	13,220	585,381
		3,067,468
Beverages - 1.6%
The Coca-Cola Company	24,354	1,030,661
Biotechnology - 0.8%
AbbVie, Inc.	8,323	524,932
Capital Markets - 3.4%
Ameriprise Financial, Inc.	4,616	460,538
CME Group, Inc.	7,018	733,521
Invesco Ltd.	12,855	401,976
T. Rowe Price Group, Inc.	9,297	618,251
		2,214,286
Chemicals - 2.5%
CF Industries Holdings, Inc.	10,901	265,439
Huntsman Corporation	16,374	266,405
LyondellBasell Industries NV - Class A	5,856	472,345
The Dow Chemical Company	12,238	634,296
		1,638,485
Communications Equipment - 1.0%
Cisco Systems, Inc.	19,838	629,261
Consumer Finance - 0.5%
Navient Corporation	23,974	346,904
Containers & Packaging - 2.7%
International Paper Company	10,827	519,480
Packaging Corporation of America	5,808	471,958
Sonoco Products Company	14,228	751,665
		1,743,103
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	28,254	1,147,395
CenturyLink, Inc.	17,399	477,255
Verizon Communications, Inc.	17,823	926,439
		2,551,089

Electric Utilities - 14.5%
Alliant Energy Corporation	22,664	868,258
American Electric Power Company, Inc.	13,564	870,944
Duke Energy Corporation	11,367	909,815
Eversource Energy	16,925	916,997
Exelon Corporation	21,456	714,270
OGE Energy Corporation	21,119	667,783
PG&E Corporation	14,981	916,388
Pinnacle West Capital Corporation	11,803	896,910
PPL Corporation	24,049	831,374
Southern Company	19,581	1,004,505
Xcel Energy, Inc.	22,502	925,732
		9,522,976
Electrical Equipment - 1.9%
Eaton Corporation PLC	9,021	592,770
Emerson Electric Company	12,037	656,137
		1,248,907
Food & Staples Retailing - 1.1%
Wal-Mart Stores, Inc.	10,323	744,495
Food Products - 1.4%
Archer-Daniels-Midland Company	11,412	481,244
Pilgrim's Pride Corporation	20,244	427,553
		908,797
Hotels, Restaurants & Leisure - 4.0%
Carnival Corporation	11,320	552,642
Darden Restaurants, Inc.	11,312	693,652
Las Vegas Sands Corporation	7,508	432,010
McDonald's Corporation	7,952	917,343
		2,595,647
Household Products - 3.2%
Kimberly-Clark Corporation	7,369	929,526
Procter & Gamble Company	12,819	1,150,505
		2,080,031
Insurance - 9.9%
American Financial Group, Inc.	11,904	892,800
Arthur J Gallagher & Company	16,621	845,510
Cincinnati Financial Corporation	11,721	883,998
Erie Indemnity Company - Class A	7,468	762,259
MetLife, Inc.	9,546	424,129
Old Republic International Corporation	47,608	838,853
Principal Financial Group, Inc.	9,430	485,739
Progressive Corporation	27,619	869,999
Prudential Financial, Inc.	5,836	476,509
		6,479,796
IT Services - 3.6%
International Business Machines Corporation	4,343	689,885
Leidos Holdings, Inc.	7,615	329,577
Paychex, Inc.	12,872	744,903
The Western Union Company	29,489	613,961
		2,378,326
Machinery - 1.7%
Cummins, Inc.	4,653	596,282
Deere & Company	6,375	544,106
		1,140,388

Media - 2.1%
Cinemark Holdings, Inc.	15,063	576,612
TEGNA, Inc.	23,265	508,573
Viacom, Inc.	7,412	282,397
		1,367,582
Multiline Retail - 2.6%
Kohl's Corporation	7,410	324,188
Macy's, Inc.	10,055	372,538
Nordstrom, Inc.	7,432	385,572
Target Corporation	8,949	614,617
		1,696,915
Multi-Utilities - 9.6%
Ameren Corporation	18,099	890,109
Consolidated Edison, Inc.	11,711	881,838
Dominion Resources, Inc.	12,612	936,693
DTE Energy Company	9,792	917,216
Public Service Enterprise Group, Inc.	20,531	859,633
SCANA Corporation	12,783	925,106
WEC Energy Group, Inc.	14,710	880,835
		6,291,430
Oil, Gas & Consumable Fuels - 3.8%
Exxon Mobil Corporation	8,325	726,606
Marathon Petroleum Corporation	7,407	300,650
ONEOK, Inc.	5,841	300,169
Phillips 66	7,080	570,294
Plains GP Holdings LP - Class A	16,556	214,235
Valero Energy Corporation	7,463	395,539
		2,507,493
Pharmaceuticals - 2.4%
Merck & Company, Inc.	11,678	728,824
Pfizer, Inc.	24,740	837,944
		1,566,768

Semiconductors & Semiconductor Equipment - 1.9%
Intel Corporation	17,417	657,492
QUALCOMM, Inc.	8,244	564,714
		1,222,206
Software - 1.7%
CA, Inc.	21,427	708,805
Symantec Corporation	16,957	425,621
		1,134,426
Specialty Retail - 1.7%
Best Buy Company, Inc.	9,941	379,547
L Brands, Inc.	6,419	454,273
The Gap, Inc.	14,298	317,987
		1,151,807
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	30,955	480,731
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	12,862	470,235
Tobacco - 4.2%
Altria Group, Inc.	15,851	1,002,259
Philip Morris International, Inc.	9,856	958,200
Reynolds American, Inc.	16,264	766,848
		2,727,307
Transportation Infrastructure - 0.8%
Macquarie Infrastructure Company LLC	6,103	508,014
TOTAL COMMON STOCKS (Cost $63,807,649)		65,234,101

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.31% (a)	225,577	225,577
TOTAL SHORT-TERM INVESTMENTS (Cost $225,577)		225,577
TOTAL INVESTMENTS - 99.9% (Cost $64,033,226)		65,459,678
Other Assets in Excess of Liabilities - 0.1%		85,700
NET ASSETS - 100.0%		$65,545,378

(b)	Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:
Cost of investments	$64,033,226
Gross unrealized appreciation	1,985,880
Gross unrealized depreciation	(559,428)
Net unrealized appreciation	$1,426,452

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Victory CEMP US Large Cap High Div Volatility Wtd Index ETF
Schedule of Open Futures Contracts
September 30, 2016 (Unaudited)

Number of Contracts Purchased	Description	Notional Value	Unrealized Appreciation
2	S&P 500 E-Mini Future, December 2016	$216,040	$2,769
			$2,769

Victory CEMP US Small Cap High Div Volatility Wtd Index ETF
Schedule of Investments
September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 1.2%
National Presto Industries, Inc.	2,764	$242,652
Airlines - 0.8%
Allegiant Travel Company	1,273	168,125
Auto Components - 2.1%
Metaldyne Performance Group, Inc.	8,777	139,115
Superior Industries International, Inc.	6,753	196,918
Visteon Corporation	1,279	91,653
		427,686
Banks - 6.7%
Columbia Banking System, Inc.	6,723	219,977
FNB Corporation	17,641	216,984
Glacier Bancorp, Inc.	7,720	220,174
Old National Bancorp	16,942	238,205
Park National Corporation	2,347	225,312
Valley National Bancorp	24,797	241,275
		1,361,927
Building Products - 0.8%
Insteel Industries, Inc.	4,649	168,480
Capital Markets - 7.5%
Artisan Partners Asset Management, Inc. - Class A	6,237	169,646
BGC Partners, Inc. - Class A	30,549	267,304
Cohen & Steers, Inc.	5,202	222,385
LPL Financial Holdings, Inc.	2,900	86,739
Moelis & Company - Class A	7,241	194,710
NorthStar Asset Management Group, Inc.	11,316	146,316
Virtu Financial, Inc.	13,083	195,853
Waddell & Reed Financial, Inc. - Class A	6,898	125,268
WisdomTree Investments, Inc.	10,462	107,654
		1,515,875
Chemicals - 0.5%
Rayonier Advanced Materials, Inc.	7,307	97,695
Commercial Services & Supplies - 5.9%
Knoll, Inc.	8,426	192,534
McGrath RentCorp	6,999	221,938
Mobile Mini, Inc.	5,861	177,002
MSA Safety, Inc.	3,923	227,691
Steelcase, Inc. - Class A	14,963	207,836
West Corporation	7,780	171,783
		1,198,784
Construction & Engineering - 0.8%
KBR, Inc.	10,533	159,364
Diversified Consumer Services - 1.0%
Capella Education Company	3,618	209,989
Diversified Telecommunication Services - 1.6%
Cogent Communications Holdings, Inc.	5,288	194,651
Inteliquent, Inc.	8,620	139,127
		333,778

Electric Utilities - 4.5%
ALLETE, Inc.	5,500	327,910
MGE Energy, Inc.	5,413	305,889
Otter Tail Corporation	8,327	288,031
		921,830
Electronic Equipment, Instruments & Components - 2.0%
AVX Corporation	19,885	274,214
MTS Systems Corporation	2,956	136,065
		410,279
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc.	8,277	71,927
Oceaneering International, Inc.	5,261	144,730
		216,657
Food & Staples Retailing - 1.2%
Weis Markets, Inc.	4,579	242,687
Food Products - 0.7%
John B Sanfilippo & Son, Inc.	2,618	134,382
Health Care Equipment & Supplies - 1.2%
Meridian Bioscience, Inc.	12,465	240,450
Health Care Providers & Services - 3.0%
National HealthCare Corporation	5,170	341,168
Owens & Minor, Inc.	7,496	260,336
		601,504
Hotels, Restaurants & Leisure - 6.1%
Bob Evans Farms, Inc.	5,962	228,345
Brinker International, Inc.	3,948	199,098
DineEquity, Inc.	3,274	259,268
Interval Leisure Group, Inc.	10,697	183,667
Wendy's Company	20,688	223,430
Wingstop, Inc.	5,249	153,796
		1,247,604
Household Durables - 1.0%
MDC Holdings, Inc.	7,938	204,800
Independent Power and Renewable Electricity Producers - 0.8%
8Point3 Energy Partners LP	11,793	169,819
Insurance - 7.4%
AMERISAFE, Inc.	4,413	259,396
FBL Financial Group, Inc. - Class A	3,731	238,672
Mercury General Corporation	5,211	285,824
ProAssurance Corporation	6,913	362,794
Safety Insurance Group, Inc.	5,144	345,780
		1,492,466
Internet & Catalog Retail - 1.7%
HSN, Inc.	4,712	187,537
Nutrisystem, Inc.	5,023	149,133
		336,670
Internet Software & Services - 1.2%
NIC, Inc.	10,005	235,118
Leisure Products - 0.7%
Sturm Ruger & Company, Inc.	2,550	147,288

Machinery - 6.5%
Altra Industrial Motion Corporation	8,893	257,630
American Railcar Industries, Inc.	3,568	147,965
Douglas Dynamics, Inc.	5,927	189,308
Federal Signal Corporation	10,816	143,420
Greenbrier Companies, Inc.	3,175	112,078
Hillenbrand, Inc.	8,449	267,326
Hyster-Yale Materials Handling, Inc.	3,259	195,964
		1,313,691
Media - 3.5%
AMC Entertainment Holdings, Inc.	5,897	183,338
Gannett Company, Inc.	14,768	171,900
New Media Investment Group, Inc.	10,671	165,400
Sinclair Broadcast Group, Inc. - Class A	6,506	187,893
		708,531
Metals & Mining - 1.2%
Compass Minerals International, Inc.	3,217	237,093
Multi-Utilities - 4.7%
Avista Corporation	8,214	343,263
NorthWestern Corporation	6,089	350,300
Unitil Corporation	6,875	268,538
		962,101
Oil, Gas & Consumable Fuels - 0.6%
Western Refining, Inc.	4,246	112,349
Paper & Forest Products - 2.9%
Domtar Corporation	4,914	182,457
KapStone Paper & Packaging Corporation - Class A	4,425	83,721
PH Glatfelter Company	6,158	133,505
Schweitzer-Mauduit International, Inc.	4,736	182,620
		582,303
Professional Services - 2.6%
CEB, Inc.	3,537	192,660
Kforce, Inc.	7,257	148,696
Resources Connection, Inc.	12,564	187,706
		529,062
Real Estate Management & Development - 0.8%
HFF, Inc. - Class A	6,211	171,983
Semiconductors & Semiconductor Equipment - 2.1%
Intersil Corporation	8,314	182,326
Tessera Technologies, Inc.	6,529	250,975
		433,301
Specialty Retail - 3.7%
DSW, Inc. - Class A	6,671	136,622
GameStop Corporation	6,175	170,368
GNC Holdings, Inc.	4,392	89,684
The Buckle, Inc.	6,723	161,554
The Cato Corporation - Class A	5,785	190,269
		748,497
Textiles, Apparel & Luxury Goods - 0.7%
Movado Group, Inc.	7,081	152,100
Thrifts & Mortgage Finance - 2.1%
Capitol Federal Financial, Inc.	29,793	419,188

Tobacco - 1.7%
Vector Group Ltd.	16,437	353,882
Trading Companies & Distributors - 1.4%
GATX Corporation	3,805	169,513
H&E Equipment Services, Inc.	6,368	106,727
		276,240
Water Utilities - 3.5%
American States Water Company	5,479	219,434
Connecticut Water Service, Inc.	5,651	281,024
Middlesex Water Company	6,221	219,228
		719,686
TOTAL COMMON STOCKS (Cost $19,754,937)		20,205,916

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.31% (a)	75,601	75,601
TOTAL SHORT-TERM INVESTMENTS (Cost $75,601)		75,601
TOTAL INVESTMENTS - 99.9% (Cost $19,830,538)		20,281,517
Other Assets in Excess of Liabilities - 0.1%		13,116
NET ASSETS - 100.0%		$20,294,633

(a)	Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:
Cost of investments	$19,830,538
Gross unrealized appreciation	860,617
Gross unrealized depreciation	(409,638)
Net unrealized appreciation	$450,979

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Victory CEMP International High Div Volatility Wtd Index ETF
Schedule of Investments
September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.1%
Australia - 13.1%
AMP Ltd.	53,509	$216,233
Australia & New Zealand Banking Group Ltd.	9,692	204,953
Caltex Australia Ltd.	8,394	220,034
CIMIC Group Ltd.	5,263	115,766
Commonwealth Bank of Australia	4,394	243,478
Crown Resorts Ltd.	18,217	182,785
Insurance Australia Group Ltd.	55,557	232,587
Macquarie Group Ltd.	2,870	179,986
QBE Insurance Group Ltd.	23,492	167,031
Suncorp Group Ltd.	25,338	234,843
Telstra Corporation Ltd.	76,489	303,242
Westpac Banking Corporation	9,192	207,606
		2,508,544
Belgium - 1.2%
Proximus SADP	7,783	232,435
Canada - 11.8%
BCE, Inc.	9,600	443,358
Emera, Inc. (a)	10,700	385,851
IGM Financial, Inc. (a)	8,400	226,783
Inter Pipeline Ltd. (a)	8,400	177,354
Pembina Pipeline Corporation (a)	7,200	219,411
Potash Corporation of Saskatchewan, Inc. (a)	7,200	117,169
Shaw Communications, Inc. - Class B (a)	14,300	292,660
TELUS Corporation	11,900	392,661
		2,255,247
Finland - 2.5%
Sampo Oyj - Class A	4,369	194,354
Stora Enso Oyj - Class R	15,602	138,548
UPM-Kymmene Oyj	6,995	147,728
		480,630
France - 6.7%
AXA SA	5,885	125,211
Credit Agricole SA	12,307	121,357
Natixis SA	24,184	112,717
Orange SA	12,367	193,523
Sanofi	2,805	213,135
Societe BIC SA	1,421	210,151
Societe Generale SA	2,793	96,573
Suez	12,928	213,412
		1,286,079
Germany - 3.8%
BASF SE	2,507	214,345
Bayerische Motoren Werk AG	1,802	151,437
Daimler AG	2,352	165,688
ProSiebenSat.1 Media SE	4,632	198,353
		729,823

Hong Kong - 5.9%
China Resources Beer Holdings Company Ltd. (a)	48,000	101,862
China Resources Power Holdings Company Ltd.	96,000	165,355
Chow Tai Fook Jewellery Group Ltd.	186,200	135,394
Hang Seng Bank Ltd.	14,300	255,344
MTR Corporation Ltd.	48,000	264,246
NWS Holdings Ltd.	119,000	198,528
		1,120,729
Italy - 5.0%
Assicurazioni Generali SpA	9,132	111,407
Enel SpA	42,150	187,883
Intesa Sanpaolo SpA	36,969	81,979
Prada SpA	39,400	125,976
Snam SpA	40,443	224,252
Terna Rete Elettrica Nazionale SpA	44,274	228,186
		959,683
Japan - 3.3%
Bridgestone Corporation	3,600	131,567
Canon, Inc.	7,200	207,576
Nissan Motor Company Ltd.	15,500	150,208
Oracle Corporation Japan	2,400	134,668
		624,019
Netherlands - 4.4%
ING Groep NV	9,824	121,284
Koninklijke Ahold Delhaize NV	9,920	226,105
Koninklijke KPN NV	57,823	191,944
NN Group NV	5,312	163,205
Randstad Holding NV	2,865	130,507
		833,045
Norway - 3.3%
Gjensidige Forsikring ASA	13,084	244,181
Marine Harvest ASA	12,750	228,220
Yara International ASA	5,033	167,209
		639,610
Portugal - 2.0%
EDP-Energias de Portugal SA	52,260	175,474
Jeronimo Martins SGPS SA	12,092	209,663
		385,137
Singapore - 4.6%
Keppel Corporation Ltd.	37,000	146,242
Singapore Airlines Ltd.	39,400	303,655
Singapore Technologies Engineering Ltd.	84,700	200,616
Singapore Telecommunications Ltd.	81,100	236,098
		886,611
Spain - 6.9%
Abertis Infraestructuras SA	13,596	211,686
ACS Actividades de Construccion y Servicios SA	5,109	154,385
Enagas SA	9,132	274,671
Ferrovial SA	9,132	194,398
Gas Natural SDG SA	9,084	186,693
Red Electrica Corp SA	13,954	301,044
		1,322,877

Sweden - 4.7%
Nordea Bank AB	16,824	166,989
Skanska AB - Class B	7,761	181,206
Swedbank AB - Class A	7,582	178,175
Swedish Match AB	5,958	218,629
Telefonaktiebolaget LM Ericsson - Class B	20,669	149,257
		894,256
Switzerland - 4.0%
Garmin Ltd.	3,307	159,100
Swiss Re AG	2,565	231,417
Swisscom AG	537	255,206
UBS Group AG	9,365	127,534
		773,257
United Kingdom - 15.9%
Admiral Group PLC	6,917	183,701
BAE Systems PLC	34,369	233,427
Barratt Developments PLC	14,155	90,689
Coca-Cola European Partners PLC	3,379	134,822
Direct Line Insurance Group PLC	35,299	166,905
InterContinental Hotels Group PLC	3,506	144,508
International Consolidated Airlines Group SA	19,402	100,289
ITV PLC	44,672	108,391
Johnson Matthey PLC	4,377	186,876
Legal & General Group PLC	38,972	110,472
Marks & Spencer Group PLC	30,350	130,248
National Grid PLC	20,309	287,451
Next PLC	1,872	115,884
Persimmon PLC	3,828	90,054
Royal Mail PLC	30,302	192,255
Sky PLC	17,828	206,582
SSE PLC	10,315	209,637
Taylor Wimpey PLC	40,940	81,772
United Utilities Group PLC	21,609	280,924
		3,054,887
TOTAL COMMON STOCKS (Cost $19,454,953)		18,986,869

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.31% (b)	88,397	88,397
TOTAL SHORT-TERM INVESTMENTS (Cost $88,397)		88,397
TOTAL INVESTMENTS - 99.6% (Cost $19,543,350)		19,075,266
Other Assets in Excess of Liabilities - 0.4%		82,132
NET ASSETS - 100.0%		$19,157,398

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:
Cost of investments	$19,543,350
Gross unrealized appreciation	578,572
Gross unrealized depreciation	(1,046,656)
Net unrealized depreciation	$(468,084)

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

Summary of Fair Value Disclosure at September 30, 2016 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosure under Generally Accepted Accounting Principles ("GAAP"), the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other signigicant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds' own assumptions in determing the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds' investements, used to value the Funds' assets and liabilities as of September 30, 2015:

Victory CEMP US 500 Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$69,271,284	$-	$-	$69,271,284
Short-Term Investments	158,796	-	-	158,796
Total Investments in Securities	$69,430,080	$-	$-	$69,430,080
Other Financial Instruments (b)
Futures	$994	$-	$-	$994

Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$30,467,056	$-	$-	$30,467,056
Short-Term Investments	35,311	-	-	35,311
Total Investments in Securities	$30,502,367	$-	$-	$30,502,367

Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$165,457,606	$-	$-	165,457,606
Short-Term Investments	296,659	-	-	296,659
Total Investments in Securities	$165,754,265	$-	$-	165,754,265
Other Financial Instruments (b)
Futures	$1,870	$-	$-	$1,870

Victory CEMP Developed Enhanced Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$35,424,989	$-	$570	$35,425,559
Short-Term Investments	174,178	-	-	174,178
Total Investments in Securities	$35,599,167	$-	$570	$35,599,737

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$214,710,687	$-		214,710,687
Short-Term Investments	730,448	-	-	730,448
Total Investments in Securities	$215,441,135	$-		215,441,135
Other Financial Instruments (b)
Futures	$8,237	$-	$-	$8,237

Victory CEMP US Small Cap Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$14,684,947	$-	$-	$14,684,947
Short-Term Investments	14,323	-	-	14,323
Total Investments in Securities	$14,699,270	$-	$-	$14,699,270

Victory CEMP International Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$13,431,503	$-	$-	$13,431,503
Short-Term Investments	69,139	-	-	69,139
Total Investments in Securities	$13,500,642	$-	$-	$13,500,642
Other Financial Instruments (b)
Futures	$(1,029)	$-	$-	$(1,029)

Victory CEMP Emerging Market Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$13,126,995	$-	$-	$13,126,995
Total Investments in Securities	$13,126,995	$-	$-	$13,126,995

Victory CEMP US Large Cap High Div Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$65,234,101	$-	$-	$65,234,101
Short-Term Investments	225,577	-	-	225,577
Total Investments in Securities	$65,459,678	$-	$-	$65,459,678
Other Financial Instruments (b)
Futures	$2,769	$-	$-	$2,769

Victory CEMP US Small Cap High Div Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$20,205,916	$-	$-	$20,205,916
Short-Term Investments	75,601	-	-	75,601
Total Investments in Securities	$20,281,517	$-	$-	$20,281,517

Victory CEMP International High Div Volatility Wtd Index ETF
Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$18,986,869	$-	$-	$18,986,869
Short-Term Investments	88,397	-	-	88,397
Total Investments in Securities	$19,075,266	$-	$-	$19,075,266

a)	Please refer to the Schedules of Investments for industry and/or country classifications.
b)	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2016, there were no transfers into or out of Level 1, 2, or 3. It is the Funds' policy to record transfers into or out of Levels at the end of the period. The following is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Victory CEMP Emerging Market Volatility Wtd Index ETF
Transfers into Level 1	$1,257
Transfers out of Level 1	0
Net transfers into/(out of) Level 1	$1,257
Transfers into Level 2	0
Transfers out of Level 2	$(1,257)
Net transfers into/(out of) Level 2	$(1,257)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Balance as of 06/30/2016	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 09/30/2016	Net Change in Unrealized Appreciation (Depreciation) on securities held at 09/30/2016
Common Stocks	$570	$-	$-	$-	$-	$-	$-	$570	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	Fair Value as of 09/30/2016 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Common Stocks	$570	Market Comparables	U.S. OTC Equivalent	$0.17	Significant changes in the U.S. OTC equivalent quotes would result in direct and proportional changes in the fair value of the security

*Level 3 securities are typically valued by the Adviser. The appropriateness of fair values for these securities is monitored on an ongoing basis, by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Fair Values of Derivative Instruments in the Funds (a) as of Septemer 30, 2016:
Victory CEMP US 500 Volatility Wtd Index ETF
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts – Futures (a)	Variation margin on futures contracts		Variation margin on futures contracts
		$ 994		$ -

Victory CEMP US 500 Enhanced Volatility Wtd Index ETF
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts – Futures (a)	Variation margin on futures contracts		Variation margin on futures contracts
		$ 1,870		$ -

Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts – Futures (a)	Variation margin on futures contracts		Variation margin on futures contracts
		$ 8,237		$ -

Victory CEMP US International Volatility Wtd Index ETF
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts – Futures (a)	Variation margin on futures contracts		Variation margin on futures contracts
		$ -		$ 1,029

Victory CEMP US Large Cap High Div Volatility Wtd Index ETF
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts – Futures (a)	Variation margin on futures contracts		Variation margin on futures contracts
		$ 2,769		$ -

a) Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

The average monthly notional value of futures during the period ended September 30, 2016 were as follows:

Fund	Long Futures	Short Futures
Victory CEMP US 500 Volatility Wtd Index ETF	$ 144,308	$ -
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	$ 41,293	$ -
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	$ 288,768	$ -
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	$ 197,842	$ -
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	$ 324,342	$ -
Victory CEMP International Volatility Wtd Index ETF	$ 84,575	$ -
Victory CEMP Emerging Market Volatility Wtd Index ETF	$ 88,577	$ -
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	$ 108,150	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Victory Portfolios II

By (Signature and Title) /s/ Christopher K. Dyer
                                           Christopher K. Dyer, President (Principal Executive Officer)

Date   November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Christopher K. Dyer
                                              Christopher K. Dyer, President (Principal Executive Officer)

Date   November 21, 2016

By (Signature and Title)*  /s/ Christopher A. Ponte
                                              Christopher A. Ponte, Treasurer (Principal Financial Officer)

Date  November 21, 2016

* Print the name and title of each signing officer under his or her signature.